Document and Entity Information	12 Months Ended
Dec. 29, 2012
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 29, 2012
Entity Registrant Name	VISANT CORP
Entity Central Index Key	0001308085
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Cost of products sold	549,490	572,611	576,850
Gross profit	605,852	645,181	664,037
Selling and administrative expenses	426,376	449,801	461,227
(Gain) loss on disposal of fixed assets	(1,629)	(910)	269
Special charges	75,905	44,413	4,720
Operating income	105,200	151,877	197,821
Interest income	(79)	(97)	(158)
Interest expense	159,003	164,233	91,451
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Loss) income before income taxes	(52,777)	(12,259)	96,835
Provision for income taxes	5,823	2,625	40,668
Net (loss) income	(58,600)	(14,884)	56,167
Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	(3,427)
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	$ (83,996)	$ (48,449)	$ 53,718

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 60,196	$ 36,014
Accounts receivable, net	104,785	112,838
Inventories	111,343	109,290
Salespersons overdrafts, net of allowance of $10,003 and $12,915, respectively	24,144	30,074
Income tax receivable	2,928	2,022
Prepaid expenses and other current assets	17,952	19,313
Deferred income taxes	25,184	21,896
Total current assets	346,532	331,447
Property, plant and equipment	526,143	501,286
Less accumulated depreciation	(322,478)	(291,236)
Property, plant and equipment, net	203,665	210,050
Goodwill	918,946	983,114
Intangibles, net	401,323	448,394
Deferred financing costs, net	42,740	52,486
Deferred income taxes	2,472	2,564
Other assets	10,728	11,533
Prepaid pension costs		4,906
Total assets	1,926,406	2,044,494
LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDER'S DEFICIT
Accounts payable	55,103	55,350
Accrued employee compensation and related taxes	31,511	30,547
Commissions payable	12,345	21,365
Customer deposits	175,145	176,996
Income taxes payable	49,321	29,812
Interest payable	34,514	34,294
Current portion of long-term debt and capital leases	15,236	4,026
Other accrued liabilities	26,152	36,384
Total current liabilities	399,327	388,774
Long-term debt and capital leases-less current maturities	1,869,215	1,913,579
Deferred income taxes	134,703	158,095
Pension liabilities, net	129,627	97,174
Other noncurrent liabilities	34,871	44,851
Total liabilities	2,567,743	2,602,473
Mezzanine equity	1,216	578
Preferred stock $.01 par value; authorized 300,000 shares; none issued and outstanding at December 29, 2012 and December 31, 2011
Common stock $.01 par value; authorized 1,000 shares; 1,000 shares issued and outstanding at December 29, 2012 and December 31, 2011
Additional paid-in-capital	103	103
Accumulated deficit	(554,099)	(495,499)
Accumulated other comprehensive loss	(88,557)	(63,161)
Total stockholder's deficit	(642,553)	(558,557)
Total liabilities, mezzanine equity and stockholder's deficit	$ 1,926,406	$ 2,044,494

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Salespersons overdrafts, net of allowance	$ 10,003	$ 12,915
Preferred stock par value	$ 0.01	$ 0.01
Preferred Stock, authorized	300,000	300,000
Preferred Stock, Issued	0	0
Preferred Stock, Outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000	1,000
Common stock shares issued	1,000	1,000
Common stock shares outstanding	1,000	1,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net (loss) income	$ (58,600)	$ (14,884)	$ 56,167
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	49,538	49,866	46,986
Amortization of intangible assets	54,590	55,780	57,098
Amortization of debt discount, premium and deferred financing costs	13,225	14,910	7,437
Other amortization	405	437	496
Deferred income taxes	(10,717)	(1,010)	(13,122)
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Gain) loss on disposal of fixed assets	(1,629)	(910)	269
Stock-based compensation	638	482	198
Loss on asset impairments	65,842	36,501	198
Other	813	5,671	(700)
Changes in assets and liabilities:
Accounts receivable	6,864	988	2,967
Inventories	(1,941)	(6,365)	1,813
Salespersons overdrafts	5,951	531	(2,063)
Prepaid expenses and other current assets	(91)	4,077	(812)
Accounts payable and accrued expenses	2,150	2,674	(12,891)
Customer deposits	(2,018)	(6,152)	(1,000)
Commissions payable	(9,037)	(593)	(59)
Income taxes payable	18,612	(2,234)	27,530
Interest payable	220	(3,620)	27,456
Other operating activities, net	(22,127)	(13,620)	(2,926)
Net cash provided by operating activities	111,741	122,529	204,735
Purchases of property, plant and equipment	(52,132)	(55,525)	(50,223)
Proceeds from sale of property and equipment	4,727	6,734	751
Acquisition of businesses, net of cash acquired		(4,681)	(9,896)
Additions to intangibles	(3,248)	(212)	(1,039)
Other investing activities, net	1		9
Net cash used in investing activities	(50,652)	(53,684)	(60,398)
Short-term borrowings	107,000	83,000	329,400
Short-term repayments	(107,000)	(83,000)	(329,400)
Repayment of long-term debt and capital lease obligations	(38,700)	(76,297)	(824,198)
Proceeds from issuance of long-term debt and capital leases	2,094	349	1,983,234
Distribution to stockholder			(1,303,731)
Debt financing costs and related expenses		(16,579)	(52,262)
Net cash used in financing activities	(36,606)	(92,527)	(196,957)
Effect of exchange rate changes on cash and cash equivalents	(301)	(501)	(276)
Increase (decrease) in cash and cash equivalents	24,182	(24,183)	(52,896)
Cash and cash equivalents, beginning of period	36,014	60,197	113,093
Cash and cash equivalents, end of period	60,196	36,014	60,197
Supplemental information:
Interest paid	145,528	152,302	56,418
Income taxes paid, net of refunds	$ 5,105	$ 5,886	$ 9,868

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands	Total USD ($)	Common shares [Member]	Additional paid-in-capital [Member] USD ($)	Accumulated earnings (deficit) [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)
Beginning balance, value at Jan. 02, 2010	$ 739,802		$ 570,180	$ 196,769	$ (27,147)
Beginning balance, Shares at Jan. 02, 2010		1
Net (loss) income	56,167			56,167
Cumulative translation adjustment	(227)				(227)
Pension and other postretirement benefit adjustments	(2,222)				(2,222)
Comprehensive (loss) income	53,718
Stock-based compensation	54		54
Dividends to shareholder	(733,551)			(733,551)
Distribution to Visant Holding Corp.	(570,180)		(570,180)
Ending balance, Value at Jan. 01, 2011	(510,157)		54	(480,615)	(29,596)
Ending balance, Shares at Jan. 01, 2011		1
Net (loss) income	(14,884)			(14,884)
Cumulative translation adjustment	(1,137)				(1,137)
Change in fair value of derivatives	(3,427)				(3,427)
Pension and other postretirement benefit adjustments	(29,001)				(29,001)
Comprehensive (loss) income	(48,449)
Stock-based compensation	49		49
Ending balance, Value at Dec. 31, 2011	(558,557)		103	(495,499)	(63,161)
Ending balance, Shares at Dec. 31, 2011		1
Net (loss) income	(58,600)			(58,600)
Cumulative translation adjustment	(167)				(167)
Change in fair value of derivatives	(1,960)				(1,960)
Pension and other postretirement benefit adjustments	(23,269)				(23,269)
Comprehensive (loss) income	(83,996)
Ending balance, Value at Dec. 29, 2012	$ (642,553)		$ 103	$ (554,099)	$ (88,557)
Ending balance, Shares at Dec. 29, 2012		1

Summary of Significant Accounting Policies	12 Months Ended
Dec. 29, 2012
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Description of Business

The Company is a marketing and publishing services enterprise servicing the school affinity, direct marketing, fragrance, cosmetic and personal care sampling and packaging, and educational and trade publishing segments. The Company sells products and services to end customers through several different sales channels including independent sales representatives and dedicated sales forces. Sales and results of operations are impacted by a number of factors, including general economic conditions, seasonality, cost of raw materials, school population trends, the availability of school funding, product and service offerings and quality and price.

On October 4, 2004, an affiliate of Kohlberg Kravis Roberts & Co. L.P. (“KKR”) and affiliates of DLJ Merchant Banking Partners III, L.P. (“DLJMBP III”) completed a series of transactions which created a marketing and publishing services enterprise (the “Transactions”) through the combination of Jostens, Inc. (“Jostens”), Von Hoffmann Corporation (“Von Hoffmann”) and AKI, Inc. and its subsidiaries (“Arcade”).

As of December 29, 2012, affiliates of KKR and DLJMBP III (the “Sponsors”) held approximately 49.2% and 41.1%, respectively, of Visant Holding Corp.’s (“Holdco”) voting interest, while each continued to hold approximately 44.7% of Holdco’s economic interest. As of December 29, 2012, the other co-investors held approximately 8.4% of the voting interest and 9.1% of the economic interest of Holdco, and members of management held approximately 1.3% of the voting interest and approximately 1.5% of the economic interest of Holdco (exclusive of exercisable options). Visant is an indirect wholly owned subsidiary of Holdco.

Basis of Presentation

The consolidated financial statements included herein are for Visant and its wholly-owned subsidiaries.

All intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to December 31st and as a result, a 53rd week is added approximately every sixth year. The Company’s 2012 fiscal year ended on December 29, 2012. Fiscal years 2012, 2011, 2010 and 2009 consisted of 52 weeks, and the 2008 fiscal year included a 53rd week. While quarters normally consist of 13-week periods, the fourth quarter of fiscal 2008 included a 14th week.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates.

Revenue Recognition

The Company recognizes revenue when the earnings process is complete, evidenced by an agreement with the respective customer, delivery and acceptance has occurred, collectability is probable and pricing is fixed or determinable. Revenue is recognized (1) when products are shipped (if shipped free on board “FOB” shipping point), (2) when products are delivered (if shipped FOB destination) or (3) as services are performed as determined by contractual agreement, but in all cases only when risk of loss has transferred to the customer and the Company has no further performance obligations.

Shipping and Handling

Net sales include amounts billed to customers for shipping and handling costs. Costs incurred for shipping and handling are recorded in cost of products sold.

Cost of Products Sold

Cost of products sold primarily includes the cost of paper and other materials, direct and indirect labor and related benefit costs, depreciation of production assets and shipping and handling costs.

Warranty Costs

Provisions for warranty costs related to Jostens’ scholastic products, particularly class rings due to their lifetime warranty, are recorded based on historical information and current trends in manufacturing costs. The provision related to the lifetime warranty is based on the number of rings manufactured in the prior school year consistent with industry standards. For fiscal years ended 2012, 2011 and 2010, the provision for the total net warranty costs was $4.9 million, $4.8 million and $5.1 million, respectively. Warranty repair costs for rings manufactured in the current school year are expensed as incurred. Accrued warranty costs in the accompanying consolidated balance sheets were approximately $0.6 million as of each of December 29, 2012 and December 31, 2011.

Selling and Administrative Expenses

Selling and administrative expenses are expensed as incurred. These costs primarily include salaries and related benefits of sales and administrative personnel, sales commissions, amortization of intangibles and professional fees such as audit and consulting fees.

Advertising

The Company expenses advertising costs as incurred. Selling and administrative expenses included advertising expense of $9.1 million for 2012, $7.9 million for 2011 and $7.8 million for 2010.

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated at the current exchange rate as of the balance sheet date, and income statement amounts are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded in Accumulated Other Comprehensive Loss.

Supplier Concentration

Jostens purchases substantially all precious, semi-precious and synthetic stones from a single supplier located in Germany. Arcade’s products utilize specific grades of paper and foil and other laminates for which it relies on limited suppliers with whom it does not have written supply agreements in place.

Derivative Financial Instruments

The Company recognizes all derivatives on the balance sheet at fair value. Changes in the fair value of derivatives are either recorded in earnings or other comprehensive income (loss), based on whether the instrument qualifies for and is designated as part of a hedging relationship. Gains or losses on derivative instruments reported in other comprehensive income (loss) are reclassified into earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion, if any, of a derivative’s change in fair value is recognized in earnings in the current period. Refer to Note 11, Derivative Financial Instruments and Hedging Activities, for further details.

Stock-Based Compensation

The Company recognizes compensation expense related to all equity awards granted, including awards modified, repurchased or cancelled based on the fair values of the awards at the grant date. For the years ended December 29, 2012, December 31, 2011 and January 1, 2011, Visant recognized compensation expense related to stock-based compensation of approximately $1.1 million, $7.0 million and $13.4 million, respectively, which was included in selling and administrative expenses. Refer to Note 15, Stock-based Compensation, for further details.

Mezzanine Equity

Certain management stockholder agreements contain a purchase feature pursuant to which, in the event the holder’s employment terminates as a result of the death or permanent disability (as defined in the agreement) of the holder, the holder (or his/her estate, in the case of death) has the option to require that the common shares or vested options be purchased from the holder (estate) and settled in cash. These equity instruments are considered temporary equity and have been classified as mezzanine equity on the balance sheet as of December 29, 2012 and December 31, 2011, respectively.

Cash and Cash Equivalents

All investments with an original maturity of three months or less on their acquisition date are considered to be cash equivalents.

Allowance for Doubtful Accounts

The Company makes estimates of potentially uncollectible customer accounts receivable and evaluates the adequacy of the allowance periodically. The evaluation considers historical loss experience, the length of time receivables are past due, adverse situations that may affect a customer’s ability to pay and prevailing economic conditions. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective, and estimates may be revised as more information becomes available.

Allowance for Sales Returns

The Company makes estimates of potential future product returns related to current period product revenue. The Company evaluates the adequacy of the allowance periodically. This evaluation considers historical return experience, changes in customer demand and acceptance of the Company’s products and prevailing economic conditions. The Company makes adjustments to the allowance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective, and estimates may be revised as more information becomes available.

Allowance for Salespersons Overdrafts

The Company makes estimates of potentially uncollectible receivables arising from sales representative draws paid in advance of earned commissions. These estimates are based on historical commissions earned and length of service for each sales representative. The Company evaluates the adequacy of the allowance on a periodic basis. The evaluation considers historical loss experience, length of time receivables are past due, adverse situations that may affect a sales representative’s ability to repay and prevailing economic conditions. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by using standard costing, which approximates the first-in, first-out (FIFO) method for all inventories except gold, which are determined using the last-in, first-out (LIFO) method. Cost includes direct materials, direct labor and applicable overhead. Obsolescence adjustments are provided as necessary in order to approximate inventories at market value. This evaluation is inherently subjective, and estimates may be revised as more information becomes available.

Property, Plant and Equipment

Property, plant and equipment are stated at historical cost except when adjusted to fair value in applying purchase accounting in conjunction with an acquisition or merger or when recording an impairment. Maintenance and repairs are charged to operations as incurred. Major renewals and improvements are capitalized. Depreciation is determined for financial reporting purposes by using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	7 to 40
Machinery and equipment	3 to 12
Capitalized software	2 to 5
Transportation equipment	4 to 10
Furniture and fixtures	3 to 7

Assets acquired under capital leases are depreciated using a straight-line method over the estimated useful life of the asset and are included in depreciation expense.

Capitalization of Internal-Use Software

Costs of software developed or obtained for internal use are capitalized once the preliminary project stage has concluded, management commits to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended. Capitalized costs include only (1) external direct costs of materials and services consumed in developing or obtaining internal-use software, (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software project and (3) interest costs incurred, when material, while developing internal-use software. Capitalization of costs ceases when the project is substantially complete and ready for its intended use.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill is measured as the excess of the cost of an acquired entity over the fair value assigned to identifiable assets acquired and liabilities assumed. The Company is required to test goodwill and other intangible assets with indefinite lives for impairment annually, or more frequently if impairment indicators occur. The impairment test requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units, assigning goodwill and other indefinite-lived intangible assets to reporting units and determining the fair value of each reporting unit.

As part of the annual impairment analysis for each reporting unit, the Company engaged a third-party appraisal firm to assist in the determination of the estimated fair value of each unit. This determination included estimating the fair value using both the income and market approaches. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates. The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping. Where applicable, the Company weighted both the income and market approach equally to estimate the concluded fair value of each reporting unit. The projections are based on management’s best estimate given recent financial performance, market trends, strategic plans and other available information. Changes in these estimates and assumptions could materially affect the determination of fair value and/or impairment for each reporting unit.

The most recent impairment testing was completed as of the beginning of the fourth quarter of fiscal year 2012, at which time the Company recognized impairment charges of $29.3 million and $26.0 million relating to an impairment of goodwill in its publishing services and direct mail reporting units, respectively, which are included in the Marketing and Publishing Services segment, and an $8.9 million impairment of goodwill in its Neff reporting unit which is included in its Scholastic segment. The impairment charges were primarily attributable to ongoing negative industry-specific factors, including continued constraints in government funding for educational textbook purchasing, the shift towards digital books in the trade book industry, competitive pricing pressures and excess capacity in the print and related services industry and reduced consumer spending levels on scholastic and affinity related products. The Company observed a decline in the operating results of the respective reporting units which led management to reduce forecasted sales and profitability for the remainder of 2012 and the discrete periods included in the projections.

As part of such impairment test, the Company first determined that the fair value of each of the publishing services, direct mail and Neff reporting unit’s indefinite-lived intangible assets was equal to or exceeded its carrying value as of the testing date. The Company next evaluated the recoverability of each reporting unit’s amortizable and depreciable long-lived assets by comparing the carrying value of the respective asset group to the estimated undiscounted future cash flows expected to be generated from such assets. Based on the fact that the undiscounted future cash flows of the respective asset groups over their expected remaining useful lives exceeded their respective carrying values, there was no indication of a lack of recoverability of such cash flows and, therefore, no impairment was measured. The Company then commenced a two-step impairment test of each reporting unit’s goodwill which had an aggregate pre-impairment carrying value of $128.9 million. In each of the Step 1 tests performed, the carrying value of each reporting unit exceeded its estimated fair value and, therefore, the Company proceeded to Step 2. In Step 2, the calculation determined that the aggregate implied fair value of the reporting units’ goodwill was $64.7 million and, accordingly, the Company recognized an aggregate pre-tax impairment charge of $64.2 million relating to the carrying value of goodwill.

The fair value of each of the other reporting units tested for impairment was substantially in excess of its carrying value except for a reporting unit in the Scholastic segment. The fair value of such reporting unit exceeded its carrying value by 12.2% and goodwill of such reporting unit was $295.8 million as of December 29, 2012. The impact of a 10% decrease in estimated future cash flows for such reporting unit, which is primarily influenced by projections of future revenue, would not result in failing the Step 1 test. The reported value of goodwill and indefinite-lived intangible assets at the end of fiscal 2012 and 2011 totaled approximately $1,180.4 million and $1,244.6 million, respectively.

Impairment of Long-Lived Assets

An impairment loss on long-lived assets, including intangible assets with finite lives, is recognized whenever events or changes in circumstances indicate the carrying amount of an asset is not recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in the evaluation of impairment. If the carrying amount of the asset exceeds expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate used to evaluate potential investments. For fiscal years ended December 29, 2012 and December 31, 2011, the Company recorded approximately $1.9 million and $4.6 million, respectively, of impairment charges in connection with the closure of certain facilities. For fiscal year 2010, long-lived assets with a carrying amount of $0.2 million exceeded the expected cash flows and were written down to their fair value of $0, resulting in an impairment charge of $0.2 million. Refer to Note 2, Restructuring Activity and Other Special Charges, for further details.

Customer Deposits

Amounts received from customers in the form of cash down payments to purchase goods and services are recorded as a liability until the goods or services are delivered.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Income tax expense represents the taxes payable for the current period, the changes in deferred taxes during the year, and the effect of changes in tax reserve requirements. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Significant judgment is required in determining the Company’s income tax expense. Uncertain tax positions are evaluated under the more-likely-than-not threshold for financial statement recognition and measurement for tax positions taken or expected to be taken in a tax return. The Company reviews its tax positions quarterly and adjusts its tax reserve balances as more information becomes available. Refer to Note 13, Income Taxes, for additional information on the provision for income taxes.

All interest and penalties on income tax assessments are recorded as income tax expense, and all interest income in connection with income tax refunds is recorded as a reduction of income tax expense.

Recently Adopted Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (“FASB”) amended its authoritative guidance related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more-likely-than-not that a goodwill impairment exists. In determining whether it is more-likely-than-not that a goodwill impairment exists, consideration should be made as to whether there are any adverse qualitative factors indicating that an impairment may exist. This guidance became effective for the first reporting period beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In December 2010, the FASB amended its authoritative guidance related to business combinations entered into by an entity that is material on an individual or aggregate basis. These amendments clarify existing guidance that, if an entity presents comparative financial statements that include a material business combination, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The amendments also require expanded supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance became effective, on a prospective basis, for business combinations for which the acquisition date is on or after the first annual reporting period after December 15, 2010. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”) which generally provides a uniform framework for fair value measurements and related disclosures between GAAP and the International Financial Reporting Standards (“IFRS”). Additional disclosure requirements in ASU 2011-04 include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs, (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference, (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 became effective for interim and annual periods beginning on or after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05 (“ASU 2011-05”) which revises the manner in which entities present comprehensive income in their financial statements. This new guidance amends existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, referred to as the statement of comprehensive income, or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. Also, items that are reclassified from other comprehensive income to net income must be presented on the face of the financial statements. ASU 2011-05 became effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-08 (“ASU 2011-08”) which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in Step 1 of the goodwill impairment test. If an entity determines, on the basis of qualitative factors, that the fair value of a reporting unit is, more likely than not, less than the carrying amount for such reporting unit, then the two-step goodwill impairment test would be required. Otherwise, further goodwill impairment testing would not be required. Companies are not required to perform the qualitative assessment for any reporting unit in any period and may proceed directly to Step 1 of the goodwill impairment test. A company that validates its conclusion by measuring fair value can resume performing the qualitative assessment in any subsequent period. ASU 2011-08 became effective for annual and interim goodwill impairment tests performed with respect to fiscal years beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-09 (“ASU 2011-09”) which amends ASC 715-80 by increasing the quantitative and qualitative disclosures an employer is required to provide about its participation in significant multiemployer plans that offer pension or other postretirement benefits. The objective of ASU 2011-09 is to enhance the transparency of disclosures about (1) the significant multiemployer plans in which an employer participates, (2) the level of the employer’s participation in those plans, (3) the financial health of the plans and (4) the nature of the employer’s commitments to the plans. ASU 2011-09 is effective for fiscal years ending after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12 (“ASU 2011-12”) which defers certain provisions of ASU 2011-05. One provision of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). This requirement is indefinitely deferred under ASU 2011-12 and will be further deliberated by the FASB at a future date. During the deferral period, all entities are required to comply with existing requirements for reclassification adjustments in Accounting Standards Codification 220, Comprehensive Income, which indicates that “an entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements.” The effective date of ASU 2011-12 for public entities is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

On July 27, 2012, the FASB issued Accounting Standards Update 2012-02 (“ASU 2012-02”) which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset, other than goodwill, for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test (1) indefinite-lived intangible assets annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact and disclosure under this guidance but does not expect this standard to have a material impact, if any, on its financial statements.

Restructuring Activity and Other Special Charges	12 Months Ended
Dec. 29, 2012
Restructuring Activity and Other Special Charges
2.	Restructuring Activity and Other Special Charges

For the year ended December 29, 2012, the Company recorded $9.8 million of restructuring costs and $66.1 million of other special charges. Included in these charges were $58.0 million of costs in the Marketing and Publishing Services segment consisting of $55.3 million of non-cash impairment charges associated with the write-down of goodwill and $0.5 million of non-cash asset related impairment charges. Also included in such charges was $2.2 million of severance and related benefit costs. Special charges in the Scholastic segment included $8.9 million of non-cash impairment charges associated with the write-down of goodwill, and $1.2 million of severance and related benefit costs associated with reductions in force. Special charges in the Memory Book segment included $7.8 million of costs consisting of $6.4 million of severance and related benefit costs associated with reductions in force and approximately $1.4 million of non-cash asset related impairment charges, in each case associated with the consolidation of its Clarksville, Tennessee and Topeka, Kansas facilities. The associated employee headcount reductions were 389, 60 and 39 in the Memory Book, Marketing and Publishing Services, and Scholastic segments, respectively.

For the year ended December 31, 2011, the Company recorded $7.9 million of restructuring costs and $36.5 million of other special charges. Included in these charges were $35.3 million of costs in the Marketing and Publishing Services segment consisting of $31.9 million of non-cash impairment charges associated with the write-down of goodwill in the amount of $24.9 million and other indefinite-lived intangible assets in the amount of $7.0 million and $1.0 million of severance and related benefit costs and $2.4 million of non-cash asset related impairment charges associated with the closure of its Milwaukee, Wisconsin facility. Special charges in the Memory Book segment included $6.6 million of costs consisting of $4.4 million of severance and related benefit costs associated with reductions in force and approximately $2.2 million of non-cash asset related impairment charges, in each case associated with the consolidation of its Clarksville, Tennessee and State College, Pennsylvania facilities. Special charges in the Scholastic segment included $2.2 million of severance and related benefit costs associated with reductions in force in connection with the consolidation of certain diploma operations. Also included in special charges were $0.3 million of severance and related benefit costs associated with the elimination of certain corporate management positions. The associated employee headcount reductions were 242, 137 and 46 in the Memory Book, Scholastic and Marketing and Publishing Services segments, respectively.

For the year ended January 1, 2011, the Company recorded $4.5 million of restructuring costs and $0.2 million of other special charges. Included in these charges were $2.4 million and $0.6 million related to cost reduction initiatives in the Scholastic and Memory Book segments, respectively, and $1.7 million of cost reduction initiatives and facility consolidation costs in the Marketing and Publishing Services segment. Included in these costs were approximately $0.2 million in the aggregate of non-cash asset impairment charges in the Scholastic and Marketing and Publishing Services segments. The associated employee headcount reductions were 181, 16 and 47 in the Scholastic, Memory Book and Marketing and Publishing Services segments, respectively.

Restructuring accruals of $2.9 million as of each of December 29, 2012 and December 31, 2011 are included in other accrued liabilities in the consolidated balance sheets. These accruals as of December 29, 2012 included amounts provided for severance and related benefits related to headcount reductions in each segment.

On a cumulative basis through December 29, 2012, the Company incurred $21.8 million of employee severance costs related to the 2010, 2011 and 2012 initiatives, which affected an aggregate of 1,157 employees. Visant paid $18.8 million in cash related to these initiatives as of December 29, 2012.

Changes in the restructuring accruals during fiscal 2012 were as follows:

In thousands	2012 Initiatives	2011 Initiatives	2010 Initiatives	2009 Initiatives	Total
Balance at December 31, 2011	$—	$2,384	$241	$267	$2,892
Restructuring charges	10,126	(277)	(20)	(4)	9,825
Severance paid	(7,208)	(2,094)	(221)	(263)	(9,786)

Balance at December 29, 2012	$2,918	$13	$—	$—	$2,931

The majority of the remaining severance and related benefits associated with the 2012 and 2011 initiatives are expected to be paid by the end of fiscal 2014.

Acquisitions	12 Months Ended
Dec. 29, 2012
Acquisitions
3.	Acquisitions

2011 Acquisition

On April 4, 2011, the Company consummated the acquisition of Color Optics, Inc. (“Color Optics”) through a stock purchase for a total purchase price of $4.8 million paid in cash at closing and a subsequent working capital adjustment. Color Optics is a specialized packaging provider, serving the cosmetic and consumer products industries with highly decorated packaging solutions complementary to the Company’s sampling business. The results of the acquired Color Optics operations are reported as part of the Marketing and Publishing Services segment from the date of acquisition. There were no goodwill or intangible assets recognized in connection with this acquisition.

The aggregate cost of the acquisition was allocated to the tangible assets acquired and liabilities assumed based upon their relative fair values as of the date of the acquisition.

The final allocation of the purchase price for the Color Optics acquisition was as follows:

In thousands
Current assets	$3,451
Property, plant and equipment	614
Intangible assets	—
Goodwill	—
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)

$4,776

The Color Optics acquisition was not considered material to the Company’s results of operations, financial position or cash flows.

Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 29, 2012
Accumulated Other Comprehensive Loss
4.	Accumulated Other Comprehensive Loss

The following amounts were included in determining accumulated other comprehensive loss for the years indicated:

In thousands	Foreign currency translation	Pension and other postretirement, benefit adjustments, net of taxes	Change in fair value of derivatives, net of taxes	Accumulated other comprehensive loss
Balance at January 2, 2010	$4,905	$(32,052)	$—	$(27,147)
Fiscal 2010 period change	(227)	(2,222)	—	(2,449)

Balance at January 1, 2011	$4,678	$(34,274)	$—	$(29,596)
Fiscal 2011 period change	(1,137)	(29,001)	(3,427)	(33,565)

Balance at December 31, 2011	$3,541	$(63,275)	$(3,427)	$(63,161)
Fiscal 2012 period change	(167)	(23,269)	(1,960)	(25,396)

Balance at December 29, 2012	$3,374	$(86,544)	$(5,387)	$(88,557)

Accounts Receivable	12 Months Ended
Dec. 29, 2012
Accounts Receivable
5.	Accounts Receivable

Net accounts receivable were comprised of the following:

In thousands	2012	2011
Trade receivables	$115,775	$125,198
Allowance for doubtful accounts	(4,932)	(5,326)
Allowance for sales returns	(6,058)	(7,034)

Accounts receivable, net	$104,785	$112,838

Inventories	12 Months Ended
Dec. 29, 2012
Inventories
6.	Inventories

Inventories were comprised of the following:

In thousands	2012	2011
Raw materials and supplies	$37,920	$48,144
Work-in-process	43,662	31,685
Finished goods	29,761	29,461

Inventories	$111,343	$109,290

Precious Metals Consignment Arrangement

Jostens is a party to a precious metals consignment agreement with a major financial institution whereby it currently has the ability to obtain up to the lesser of a certain specified quantity of precious metals and $57.0 million in dollar value in consigned inventory. As required by the terms of the agreement, Jostens does not take title to consigned inventory until payment. Accordingly, Jostens does not include the value of consigned inventory or the corresponding liability in its consolidated financial statements. The value of consigned inventory at December 29, 2012 and December 31, 2011 was $32.8 million and $32.1 million, respectively. The agreement does not have a stated term, and it can be terminated by either party upon 60 days written notice. Additionally, Jostens incurred expenses for consignment fees related to this facility of $1.1 million for each of fiscal 2012 and 2011 and $0.9 million for fiscal 2010. The obligations under the consignment agreement are guaranteed by Visant.

Fair Value Measurements	12 Months Ended
Dec. 29, 2012
Fair Value Measurements
7.	Fair Value Measurements

The Company measures fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including the Company’s own credit risk.

The disclosure requirements around fair value establish a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which are determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

•	Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

Derivative Financial Instruments

Currently, the Company uses derivative financial arrangements to manage a variety of risk exposures, including interest rate risk associated with its term loan B facility maturing in 2016 (the “Term Loan Credit Facility”). The valuation of these instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

Based on an evaluation of the inputs used, the Company has categorized its derivatives within Level 2 of the fair value hierarchy. Any transfer into or out of a level of the fair value hierarchy is recognized based on the value of the instruments at the end of the reporting period.

	Fair Value Measurements Using
In thousands	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Input Level 2	Significant Unobservable Inputs Level 3	Total Loss
Interest Rate Swaps included as liabilities		$8,604		$8,604

In addition to financial assets and liabilities that are recorded at fair value on a recurring basis, the Company is required to record non-financial assets and liabilities at fair value on a nonrecurring basis. For 2012, assets that were recorded at fair value on a nonrecurring basis were as a result of impairment charges. For the year ended December 29, 2012, the Company recorded approximately $66.1 million of impairment charges including $64.2 million related to the write-down of goodwill as a result of performing its annual impairment analysis and $1.9 million related to the write-down of certain long-lived assets associated with the consolidation of certain facilities. The carrying value of goodwill was approximately $983.1 million and had an estimated fair value of $918.9 million, see Note 9, Goodwill and Other Intangible Assets, for further details. The fair value of goodwill was based on level 3 inputs. Long-lived assets were measured at fair value on a nonrecurring basis using Level 2 inputs as defined in the fair value hierarchy. For the fiscal year ended December 29, 2012, long-lived assets with a carrying amount of $3.7 million exceeded the expected cash flows and were written down to the fair value of $1.8 million resulting in impairment charges of $1.9 million. The following table provides information by level for non-financial assets and liabilities that were measured at fair value during 2012 on a nonrecurring basis.

		Fair Value Measurements Using
In thousands	Fair Value December 29, 2012	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Input Level 2	Significant Unobservable Inputs Level 3	Total Loss
Long-lived assets	$1,780	$—	$1,780	$—	$1,863
Goodwill	$918,946	$—	$—	$918,946	$64,217

In addition to the methods and assumptions the Company uses to record the fair value of financial and non-financial instruments discussed above, the Company used Level 2 inputs to estimate the fair value of its financial instruments which are not recorded at fair value on the balance sheet as of each of December 29, 2012 and December 31, 2011.

As of December 29, 2012, the fair value of Visant’s 10.00% senior notes due 2017 (the “Senior Notes”) with a principal amount of $736.7 million, approximated $682.9 million at such date. As of December 29, 2012, the fair value of the Term Loan Credit Facility with a principal amount of $1,152.4 million, approximated $1,047.1 million at such date.

As of December 31, 2011, the fair value of the Senior Notes with a principal amount of $750.0 million, approximated $688.1 million at such date. As of December 31, 2011, the fair value of the Term Loan Credit Facility with a principal amount of $1,174.4 million, approximated $1,103.9 million at such date.

Property, Plant and Equipment	12 Months Ended
Dec. 29, 2012
Property, Plant and Equipment
8.	Property, Plant and Equipment

Net property, plant and equipment, which includes capital lease assets, consisted of the following:

In thousands	2012	2011
Land	$10,819	$12,439
Buildings	67,559	65,221
Machinery and equipment	340,294	325,952
Capitalized software	76,825	62,376
Transportation equipment	181	167
Furniture and fixtures	24,308	24,222
Construction in progress	6,157	10,909

Total property, plant and equipment	526,143	501,286
Less accumulated depreciation and amortization	(322,478)	(291,236)

Property, plant and equipment, net	$203,665	$210,050

Depreciation expense was $49.5 million for 2012, $49.9 million for 2011 and $47.0 million for 2010. Amortization related to capitalized software was included in depreciation expense and totaled $8.2 million for 2012, $6.7 million for 2011 and $5.7 million for 2010.

As of December 29, 2012 and December 31, 2011, the Company recorded gross machinery and equipment under capital leases totaling $11.5 million and $10.9 million, respectively, and accumulated depreciation on assets under capital leases of $6.1 million and $4.5 million, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 29, 2012
Goodwill and Other Intangible Assets
9.	Goodwill and Other Intangible Assets

Goodwill

The change in the carrying amount of goodwill is as follows:

In thousands	Scholastic	Memory Book	Marketing and Publishing Services	Total
Balance at December 31, 2011	$309,878	$391,178	$282,058	$983,114
Goodwill additions during the period	—	—	—	—
Impairment of goodwill	(8,900)	—	(55,317)	(64,217)
Currency translation	49	—	—	49

Balance at December 29, 2012	$301,027	$391,178	$226,741	$918,946

Goodwill is measured as the excess of the cost of an acquired entity over the fair value assigned to identifiable assets acquired and liabilities assumed. The Company is required to test goodwill and other intangible assets with indefinite lives for impairment annually or more frequently if impairment indicators occur. The impairment test requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units, assigning goodwill and other indefinite-lived intangible assets to reporting units and determining the fair value of each reporting unit.

As part of the annual impairment analysis for each reporting unit, the Company engaged a third-party appraisal firm to assist in the determination of the estimated fair value of each unit. This determination included estimating the fair value using both the income and market approaches. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates. The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping. Where applicable, the Company weighted both the income and market approach equally to estimate the concluded fair value of each reporting unit. The projections are based on management’s best estimate given recent financial performance, market trends, strategic plans and other available information. Changes in these estimates and assumptions could materially affect the determination of fair value and/or impairment for each reporting unit.

The most recent impairment testing was completed as of the beginning of the fourth quarter of fiscal year 2012, at which time the Company recognized impairment charges of $29.3 million and $26.0 million relating to an impairment of goodwill in its publishing services and direct mail reporting units, respectively, which are included in the Marketing and Publishing Services segment, and an $8.9 million impairment of goodwill in its Neff reporting unit which is included in its Scholastic segment. The impairment charges were primarily attributable to ongoing negative industry-specific factors, including continued constraints in government funding for educational textbook purchasing, the shift towards digital books in the trade book industry, competitive pricing pressures and excess capacity in the print and related services industry and reduced consumer spending levels on scholastic and affinity related products. We observed a decline in the operating results of the respective reporting units which led management to reduce forecasted sales and profitability for the remainder of 2012 and the discrete periods included in the projections.

As part of such impairment test, we first determined that the fair value of each of the publishing services, direct mail and Neff reporting unit’s indefinite-lived intangible assets was equal to or exceeded its carrying value as of the testing date. We next evaluated the recoverability of each reporting unit’s amortizable and depreciable long-lived assets by comparing the carrying value of the respective asset group to the estimated undiscounted future cash flows expected to be generated from such assets. Based on the fact that the undiscounted future cash flows of the respective asset groups over their expected remaining useful lives exceeded their respective carrying values, there was no indication of a lack of recoverability of such cash flows and, therefore, no impairment was measured. We then commenced a two- step impairment test of each reporting unit’s goodwill which had an aggregate pre-impairment carrying value of $128.9 million. In each of the Step 1 tests performed, the carrying value of each reporting unit exceeded its estimated fair value and, therefore, we proceeded to Step 2. In Step 2, the calculation determined that the aggregate implied fair value of the reporting unit’s goodwill was $64.7 million and, accordingly, we recognized a pre-tax impairment charge of $64.2 million relating to the carrying value of goodwill.

The fair value of each of the other reporting units tested for impairment was substantially in excess of its carrying value except for a reporting unit in the Scholastic segment. The fair value of such reporting unit exceeded its carrying value by 12.2% and goodwill of such reporting unit was $295.8 million as of December 29, 2012. The impact of a 10% decrease in estimated future cash flows for such reporting unit, which is primarily influenced by projections of future revenue, would not result in failing the Step 1 test. The reported value of goodwill and indefinite-lived intangible assets at the end of 2012 and 2011 totaled approximately $1,180.4 million and $1,244.6 million, respectively.

Other Intangible Assets

Information regarding other intangible assets as of December 29, 2012 and December 31, 2011 is as follows:

		2012			2011
In thousands	Estimated useful life	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
School relationships	10 years	$330,000	$(311,034)	$18,966	$330,000	$(278,161)	$51,839
Internally developed software	2 to 5 years	8,600	(8,600)	—	9,800	(9,800)	—
Patented/unpatented technology	3 years	14,767	(12,102)	2,665	12,692	(11,670)	1,022
Customer relationships	4 to 40 years	159,969	(61,167)	98,802	158,339	(48,811)	109,528
Trademarks (definite lived)	20 years	489	(65)	424	471	(32)	439
Restrictive covenants	3 to 10 years	53,189	(34,203)	18,986	55,459	(31,373)	24,086

		567,014	(427,171)	139,843	566,761	(379,847)	186,914
Trademarks	Indefinite	261,480	—	261,480	261,480	—	261,480

		$828,494	$(427,171)	$401,323	$828,241	$(379,847)	$448,394

Amortization expense related to other intangible assets was $54.6 million for 2012, $55.8 million for 2011 and $57.1 million for 2010.

Based on the intangible assets in service as of December 29, 2012, estimated amortization expense for each of the five succeeding fiscal years is $36.8 million for 2013, $15.7 million for 2014, $14.6 million for 2015, $12.5 million for 2016 and $9.0 million for 2017.

Debt	12 Months Ended
Dec. 29, 2012
Debt
10.	Debt

As of the end of 2012 and 2011, debt obligations consisted of the following:

In thousands	2012	2011
Senior secured term loan facilities, net of original issue discount of $15.5 million:
Term Loan B, variable rate, 5.25% at December 29, 2012 and December 31, 2011 with quarterly interest payments, principal due and payable at maturity—December 2016	$1,136,905	$1,155,212
Senior notes, 10.00% fixed rate, with semi-annual interest payments of $36.8 million in April and October, principal due and payable at maturity—October 2017	736,670	750,000

	1,873,575	1,905,212
Equipment financing arrangements	6,093	6,055
Capital lease obligations	4,783	6,338

Total debt	$1,884,451	$1,917,605

Maturities of debt obligations, excluding original issue discount of $15.5 million, as of the end of 2012 are as follows:

In thousands
Visant:
2013	$15,236
2014	4,361
2015	1,317
2016	1,142,297
2017	736,742
Thereafter	—

Total debt	$1,899,953

Senior Secured Credit Facilities

In connection with the refinancing consummated by Visant on September 22, 2010 (the “Refinancing”), Visant entered into senior secured credit facilities, among Visant, as borrower, Jostens Canada, as Canadian borrower, Visant Secondary Holdings Corp. (“Visant Secondary”), as guarantor, the lenders from time to time parties thereto, Credit Suisse AG, Cayman Islands Branch, as administrative agent, and Credit Suisse AG, Toronto Branch, as Canadian administrative agent, for the Term Loan Credit Facility and a revolving credit facility expiring in 2015 consisting of a $165.0 million U.S. revolving credit facility available to Visant and its subsidiaries and a $10.0 million Canadian revolving credit facility available to Jostens Canada (the “Revolving Credit Facility” and together with the Term Loan Credit Facility, the “Credit Facilities”). The borrowing capacity under the Revolving Credit Facility can also be used for the issuance of up to $35.0 million of letters of credit (inclusive of a Canadian letter of credit facility). On March 1, 2011, Visant announced the completion of the repricing of the Term Loan Credit Facility (the “Repricing”). The amended Term Loan Credit Facility provides for an interest rate for each term loan based upon LIBOR or an alternative base rate (“ABR”) plus a spread of 4.00% or 3.00%, respectively, with a 1.25% LIBOR floor. In connection with the amendment, Visant was required to pay a prepayment premium of 1% of the outstanding principal amount of the Term Loan Credit Facility along with certain other fees and expenses. The Credit Facilities allow Visant, subject to certain conditions, to incur additional term loans under the Term Loan Credit Facility in either case in an aggregate principal amount of up to $300.0 million, which additional term loans will have the same security and guarantees as the Term Loan Credit Facility. Amounts borrowed under the Term Loan Credit Facility that are repaid or prepaid may not be reborrowed. On December 14, 2012 and December 22, 2011, Visant made voluntary pre-payments of $22.0 million and $60.0 million, respectively, on the outstanding Term Loan Credit Facility.

Visant’s obligations under the Credit Facilities are unconditionally and irrevocably guaranteed jointly and severally by Visant Secondary and all of Visant’s material current and future wholly-owned domestic subsidiaries (the “U.S. Subsidiary Guarantors”). The obligations of Jostens Canada under the Credit Facilities are unconditionally and irrevocably guaranteed jointly and severally by Visant Secondary, Visant, the U.S. Subsidiary Guarantors and by any future Canadian subsidiaries of Visant. Visant’s obligations under the Credit Facilities and the guarantees are secured by substantially all of Visant’s assets and substantially all of the assets of Visant Secondary and the U.S. Subsidiary Guarantors. The obligations of Jostens Canada under the Credit Facilities and the guarantees are also secured by substantially all of the tangible and intangible assets of Jostens Canada and any future Canadian subsidiaries of Visant.

The Credit Facilities require that Visant not exceed a maximum total leverage ratio, that it meet a minimum interest coverage ratio and that it abide by a maximum capital expenditure limitation. In addition, the Credit Facilities contain certain restrictive covenants which, among other things, limit Visant’s and its subsidiaries’ ability to incur additional indebtedness and liens, pay dividends, prepay subordinated and senior unsecured debt, make investments, merge or consolidate, change the business, amend the terms of its subordinated and senior unsecured debt, engage in certain dispositions of assets, enter into sale and leaseback transactions, engage in certain transactions with affiliates and engage in certain other activities customarily restricted in such agreements. It also contains certain customary events of default, subject to applicable grace periods, as appropriate.

As of December 29, 2012, the annual interest rate under the Revolving Credit Facility was LIBOR plus 5.25% or an ABR plus 4.25% (or, in the case of Canadian dollar denominated loans, the bankers’ acceptance discount rate plus 5.25% or the Canadian prime rate plus 4.25% (subject to a floor of the one-month Canadian Dealer Offered Rate plus 1.0%)), in each case, with step-downs based on the total leverage ratio. To the extent that the interest rates on the borrowings under the Revolving Credit Facility are determined by reference to LIBOR, the LIBOR component of such interest rates is subject to a LIBOR floor of 1.75%.

As of December 29, 2012, there was $11.5 million outstanding in the form of letters of credit, leaving $163.5 million available for borrowing under the Revolving Credit Facility. Visant is obligated to pay commitment fees of 0.75% on the unused portion of the Revolving Credit Facility, with a step-down to 0.50% if the total leverage ratio is below 5.00 to 1.00.

The annualized weighted average interest rates on short term borrowings under the Company’s respective revolving credit facilities were 7.5% for each of the fiscal years ended December 29, 2012 and December 31, 2011, respectively, and 6.9% for the fiscal year ended January 2, 2010.

Senior Notes

In connection with the issuance of the Senior Notes as part of the Refinancing, Visant and the U.S. Subsidiary Guarantors entered into an Indenture among Visant, the U.S. Subsidiary Guarantors and U.S. Bank National Association, as trustee (the “Indenture”). The Senior Notes are guaranteed on a senior unsecured basis by the U.S. Subsidiary Guarantors. Interest on the notes accrues at the rate of 10.00% per annum and is payable semi-annually in arrears on April 1 and October 1, to holders of record on the immediately preceding March 15 and September 15.

The Senior Notes are senior unsecured obligations of Visant and the U.S. Subsidiary Guarantors and rank (i) equally in right of payment with any existing and future senior unsecured indebtedness of Visant and the U.S. Subsidiary Guarantors; (ii) senior to all of Visant’s and the U.S. Subsidiary Guarantors’ existing, and any of Visant’s and the U.S. Subsidiary Guarantors’ future, subordinated indebtedness; (iii) effectively junior to all of Visant’s existing and future secured obligations and the existing and future secured obligations of the U.S. Subsidiary Guarantors, including indebtedness under the Credit Facilities, to the extent of the value of the assets securing such obligations; and (iv) structurally subordinated to all liabilities of Visant’s existing and future subsidiaries that do not guarantee the Senior Notes. The Senior Notes are redeemable, in whole or in part, under certain circumstances. Upon the occurrence of certain change of control events, the holders have the right to require Visant to offer to purchase the Senior Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.

The Indenture contains restrictive covenants that limit, among other things, the ability of Visant and its restricted subsidiaries to (i) incur additional indebtedness or issue certain preferred stock, (ii) pay dividends on or make other distributions or repurchase capital stock or make other restricted payments, (iii) make investments, (iv) limit dividends or other payments by restricted subsidiaries to Visant or other restricted subsidiaries, (v) create liens on pari passu or subordinated indebtedness without securing the notes, (vi) sell certain assets or merge with or into other companies or otherwise dispose of all or substantially all of Visant’s assets, (vii) enter into certain transactions with affiliates and (viii) designate Visant’s subsidiaries as unrestricted subsidiaries. The Indenture also contains customary events of default, including the failure to make timely payments on the Senior Notes or other material indebtedness, the failure to satisfy certain covenants and specified events of bankruptcy and insolvency.

In December 2012, Visant repurchased for retirement in privately negotiated transactions $13.3 million in aggregate principal amount of Senior Notes.

Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 29, 2012
Derivative Financial Instruments and Hedging Activities
11.	Derivative Financial Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risk arising from both its business operations and economic conditions. The Company principally manages its exposures to economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which is determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. During the year ended December 29, 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. As of December 29, 2012, the Company had three outstanding interest rate derivatives with an outstanding notional amount of $550.0 million.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive loss and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. As of December 29, 2012, there was no ineffectiveness on the outstanding interest rate derivatives. Amounts reported in accumulated other comprehensive loss related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During fiscal year 2013, the Company estimates that $3.4 million will be reclassified as an increase to interest expense.

Non-designated Hedges

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to foreign exchange rate movements but do not meet the strict hedge accounting requirements. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings. As of each of December 29, 2012 and December 31, 2011, the Company did not have any derivatives outstanding that are not designated as hedges.

The table below presents the pre-tax fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 29, 2012 and December 31, 2011:

In thousands	Classification in the Consolidated Balance Sheets	2012	2011
Liability Derivatives:
Derivatives designated as hedging instruments
Interest rate swaps	Other accrued liabilities	$3,399	$3,705
Interest rate swaps	Other noncurrent liabilities	5,205	1,766

Total		$8,604	$5,471

In thousands	Amount of loss recognized in Other Comprehensive (Loss) Income on derivatives (effective portion)
Loss on Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(8,604)	$(5,471)	$—

	$(8,604)	$(5,471)	$—

The tables below present the effect of the Company’s derivative financial instruments on its Consolidated Statements of Operations and Comprehensive (Loss) Income for the twelve months ended December 29, 2012, December 31, 2011 and January 1, 2011:

In thousands Loss on Derivatives Designated as Hedges	Classification in Consolidated Statement Of Operations and Comprehensive (Loss) Income	2012	2011	2010
Foreign currency forward contracts	Selling, general and administrative expenses	$—	$—	$32

		$—	$—	$—

In thousands Loss on Derivatives Designated as Hedges	Classification in Consolidated Statement Of Operations and Comprehensive (Loss) Income	2012	2011	2010
Interest Rate Swaps	Interest Expense	$3,744	$—	$—

		$3,744	$—	$—

Credit-risk-related Contingent Features

The Company has an agreement with each of its derivative counterparties that contains a provision whereby the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on such indebtedness.

As of December 29, 2012, the termination value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $10.0 million. As of December 29, 2012, the Company had not posted any collateral related to these agreements. If the Company had breached any of these provisions at December 29, 2012, it could have been required to settle its obligations under the agreements at their termination value of $10.0 million.

Commitments and Contingencies	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies
12.	Commitments and Contingencies

Leases

Equipment and office, warehouse and production space under operating leases expire at various dates. Rent expense was $7.3 million for each of fiscal 2012 and 2011 and $6.4 million for fiscal 2010. Future minimum lease payments under the leases are as follows:

In thousands	Operating Leases	Capital Leases
2013	$6,689	$2,556
2014	6,067	2,163
2015	4,956	233
2016	4,172	34
2017	3,417	28
Thereafter	4,312	—

Total minimum lease payments	$29,613	$5,014

Less interest expense	—	(231)

Capital lease obligations	$—	$4,783

Forward Purchase Contracts

The Company is subject to market risk associated with changes in the price of precious metals. To mitigate the commodity price risk, the Company enters into forward contracts from time to time to purchase gold, platinum and silver based upon the estimated ounces needed to satisfy projected customer demand. The Company had purchase commitment contracts totaling $19.4 million outstanding as of December 29, 2012 with delivery dates occurring through 2013. The forward purchase contracts are considered normal purchases and therefore not subject to the requirements of derivative accounting. As of the end of 2012, the fair market value of open precious metal forward contracts was $19.3 million based on quoted future prices for each contract.

Environmental

The Company’s operations are subject to a variety of federal, state, local and foreign laws and regulations governing emissions to air, discharge to water, the generation, handling, storage, transportation, treatment and disposal of hazardous substances and other materials, and employee health and safety matters, and from time to time the Company may be involved in remedial and compliance efforts.

Legal Proceedings

The Company is party from time to time to litigation arising in the ordinary course of business. This litigation may include actions related to petitions for reorganization under the U.S. bankruptcy laws filed by customers or others resulting in claims against the Company for the return of certain pre-petition payments that may be deemed preferential. The Company regularly analyzes current information and, as necessary, provides accruals for probable and estimable liabilities on the eventual disposition of these matters. The Company does not believe that the disposition of these matters will have a material adverse effect on its business, financial condition and results of operations.

Income Taxes	12 Months Ended
Dec. 29, 2012
Income Taxes
13.	Income Taxes

Visant and its subsidiaries are included in the consolidated federal income tax filing of its indirect parent company, Holdco, and its consolidated subsidiaries. The Company determines and allocates its income tax provision under the separate-return method except for the effects of certain provisions of the U.S. tax code which are accounted for on a consolidated group basis. Income tax amounts payable or receivable among members of the controlled group are settled based on the filing of income tax returns and the cash requirements of the respective members of the consolidated group.

The U.S. and foreign components of (loss) income before income taxes and the provision for income taxes for the Company consist of:

In thousands	2012	2011	2010
Domestic	$(62,201)	$(22,134)	$90,259
Foreign	9,424	9,875	6,576

(Loss) income before income taxes	$(52,777)	$(12,259)	$96,835

Federal	$9,146	$(76)	$31,220
State	4,297	2,128	7,852
Foreign	3,099	1,748	1,874

Total current income taxes	16,542	3,800	40,946
Deferred	(10,719)	(1,175)	(278)

Provision for income taxes	$5,823	$2,625	$40,668

The Company’s consolidated effective income tax rate was (11.0%), (21.4%) and 42.0% for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, respectively. The effective tax rates for both 2012 and 2011 were significantly impacted by the unfavorable effect of nondeductible goodwill impairment charges during each of the years. Foreign earnings repatriations also had unfavorable impacts on the effective tax rates for both annual periods. Comparisons of percentage changes year-over-year are not meaningful when the pre-tax income base for comparison changes significantly. The impact of changes in the effective tax rate at which we expect deferred tax assets and liabilities to be realized or settled in the future was unfavorable in 2012 compared with a favorable tax rate impact in 2011. The change in effective deferred tax rates reflects our 2011 state income tax returns and the effects of certain changes in state tax laws.

The effective tax rate for 2011 was more unfavorable compared with the rate for 2010 due to the impact of the goodwill impairment charge in the Marketing and Publishing Services segment as of year end 2011, $23.5 million of which did not provide an income tax benefit. The impact of the unfavorable tax rate effect associated with foreign earnings repatriations was lower in 2011 than in 2010. The impact of changes in the effective tax rate at which the Company expects deferred tax assets and liabilities to be realized or settled in the future was more favorable in 2011 than in 2010. The change in effective deferred tax rates reflects the Company’s 2010 state income tax returns and the effects of certain changes in state tax laws.

A reconciliation between the provision for income taxes computed at the U.S. federal statutory rate and income taxes for financial reporting purposes is as follows:

In thousands	2012		2011		2010
Federal tax at statutory rate	$(18,472)	35.0%	$(4,291)	35.0%	$33,892	35.0%
State tax, net of federal tax benefit	77	(0.1%)	260	(2.1%)	5,631	5.8%
State deferred tax rate change, net of federal effect	425	(0.8%)	(1,323)	10.8%	(567)	(0.6%)
Foreign tax credits generated, net of expirations	11,202	(21.2%)	—	—	296	0.3%
Foreign earnings repatriation, net	1,963	(3.7%)	1,534	(12.5%)	2,108	2.2%
Goodwill and intangible impairment charges	21,889	(41.5%)	8,216	(67.0%)	—	—
Decrease in deferred tax valuation allowance	(10,882)	20.6%	—	—	(296)	(0.3%)
Foreign tax rate differences	(435)	0.8%	(522)	4.2%	(12)	0.0%
Other differences, net	56	(0.1%)	(1,249)	10.2%	(384)	(0.4%)

Provision for income taxes	$5,823	(11.0%)	$2,625	(21.4%)	$40,668	42.0%

The tax effect of temporary differences which give rise to deferred tax assets and liabilities is:

In thousands	2012	2011
Basis difference on property, plant and equipment	$(35,025)	$(39,951)
Capitalized software development costs	(9,690)	(5,999)
Basis difference on financing arrangements	(14,928)	(18,353)
Basis difference on intangible assets	(144,711)	(161,685)
Other	(3,169)	(3,221)

Deferred tax liabilities	(207,523)	(229,209)

Reserves for accounts receivable and salespersons overdrafts	8,069	9,842
Reserves for employee benefits	21,131	18,665
Other reserves not recognized for tax purposes	6,926	5,968
Foreign tax credit carryforwards	2,853	14,055
Net operating loss and state tax credit carryforwards	13,184	23,030
Basis difference on pension liabilities	37,953	25,969
Other	13,533	12,100

Deferred tax assets	103,649	109,629
Valuation allowance	(3,173)	(14,055)

Deferred tax assets, net	100,476	95,574

Net deferred tax liability	$(107,047)	$(133,635)

For 2012 and 2011, the Company has provided a valuation allowance for the entire amount of its deferred tax asset for foreign tax credit carryforwards and certain foreign net operating loss carryforwards because the related tax benefit may not be realized. The decrease in the tax valuation allowance from the fiscal year 2011 balance was due primarily to the expiration of $11.2 million of foreign tax credit carryforwards from 2002. The Company’s $2.9 million foreign tax credits expire in years 2013 to 2019. No foreign tax credits were utilized for the 2012 fiscal year because Holdco’s consolidated net operating loss carryforwards exceeded consolidated taxable income generated from 2012 operations.

During 2012, the Company repatriated $5.3 million of earnings from its foreign subsidiaries. The Company does not provide for deferred taxes on undistributed earnings of foreign subsidiaries because such earnings are essentially permanent in duration, and it is not practicable to estimate the amount of tax that may be payable upon any such distribution. Generally, such amounts become subject to U.S. taxation upon remittance of dividends and under certain other circumstances. Undistributed earnings indefinitely reinvested as working capital totaled $11.4 million at December 29, 2012.

The Company’s deferred tax assets include $13.2 million for net operating loss and state tax credit carryforwards, $5.3 million of which is classified as noncurrent. The Company’s tax attribute carryforwards do not include $12.1 million of current deferred tax assets remaining on Holdco’s books in connection with the consolidated U.S. federal taxable loss incurred during 2010 as a result of the Refinancing and the related deduction of $97.2 million for previously tax deferred original issue discount. Included in the Company’s $13.2 million tax attribute carryforward is $7.3 million of federal deferred tax assets related to the Company’s $20.1 million U.S. federal taxable loss for 2011 which resulted largely from the effects of favorable tax depreciation rates and the tax effects of the Repricing. State tax credit carryforwards and the net tax benefit of state net operating loss carryforwards totaled approximately $1.7 million.

As described in Note 3, Acquisitions, the Company acquired the stock of Color Optics during 2011. Included as part of the related purchase price allocation, the Company’s acquired net operating loss was $4.3 million and expires in years 2021 through 2024. During 2010, the Company acquired the common shares of Intergold Ltd., which was amalgamated with Jostens’ Canadian subsidiary in 2010. At December 29, 2012, the remaining Canadian net operating carryforward was $9.3 million expiring in years 2023 through 2029. At December 29, 2012, there is no remaining acquired net operating loss carryforward for the Phoenix Color Corp. acquisition in 2008 because it has been fully utilized against the Company’s post-acquisition taxable income. The Company anticipates that all of the remaining $52.5 million Holdco consolidated U.S. federal net operating loss carryforwards from 2010 and 2011 will be realized in 2013.

Included in results of operations for fiscal years 2012, 2011 and 2010 were net income tax (benefit) expense accruals for unrecognized tax benefits of ($0.2) million, ($0.4) million and less than $0.1 million, respectively. Also included in the Company’s income tax provision for fiscal years ended 2012, 2011 and 2010 were net interest accruals for unrecognized tax benefits of ($0.3) million, less than $0.1 million and $0.5 million, respectively. During 2012, certain Internal Revenue Service (“IRS”) guidance caused the Company to re-assess its prior tax positions resulting in the Company concluding that certain previously unrecognized tax benefit positions, primarily related to the timing of operating loss utilization, could be recognized. Accordingly, the Company recognized $8.2 million of current tax benefit, including interest, and $7.4 million of deferred tax expense in connection with the positions it reevaluated during the current year. The unrecognized tax benefit recorded for 2011 and the reduced interest accrual for 2011 compared with 2010 resulted from remeasurement of tax reserves provided in connection with the Transactions in 2004 based on IRS guidance issued in July 2011 as well as tax and interest benefit recognition in connection with the lapse of certain state statutes of limitation.

At December 29, 2012 and December 31, 2011, the Company’s gross unrecognized tax benefit liability was $11.4 million and $19.5 million, respectively, and included interest and penalty accruals of $3.0 million and $3.4 million, respectively. Substantially all of the liability was included in noncurrent liabilities. The Company’s net unrecognized tax benefits that, if recognized, would affect the effective tax rate were $10.1 million including net interest and penalty accruals of $3.0 million at December 29, 2012.

The reconciliation of the total gross amount recorded for unrecognized tax benefits for the Company is as follows:

In thousands	2012	2011	2010
Balance at beginning of period	$16,141	$17,104	$17,645
Gross increases—tax positions in prior periods	104	—	445
Gross decreases—tax positions in prior periods	(7,606)	(1,286)	(370)
Gross increases—current period tax positions	—	674	368
Settlements—(payments) refunds	(233)	3	(242)
Lapse of statute of limitations	—	(354)	(742)

Balance at end of period	$8,406	$16,141	$17,104

Holdco’s income tax filings for 2005 to 2011 are subject to examination in the U.S federal tax jurisdiction. In connection with the IRS examination of Holdco’s income tax filings for 2005 and 2006, the IRS proposed certain transfer price adjustments for which the Company disagreed in order to preserve its right to seek relief from double taxation with the applicable U.S. and French tax authorities. The Company is also subject to examination in certain state jurisdictions and in France for the 2005 to 2011 periods, none of which was individually material. Following its 2009 objection filed with the Canada Revenue Agency (the “CRA”) for issues related to transfer pricing, the Company was notified in 2010 that the CRA withdrew its original transfer price assessment for prior tax periods. As a result, a net income tax benefit of $0.8 million was included in 2010 results of operations for assessments of Canadian tax and interest previously paid. The CRA examination of the Company’s Canadian income tax filings for 2007 and 2008 was concluded in 2011 without adjustment. Though subject to uncertainty, the Company believes it has made appropriate provisions for all outstanding issues for all open years and in all applicable jurisdictions. Due primarily to the potential for resolution of the Company’s current U.S. federal examination and the expiration of the related statute of limitations, it is reasonably possible that the Company’s gross unrecognized tax benefit liability could change within the next twelve months by a range of zero to $7.4 million.

President Obama’s administration has proposed significant changes to U.S. tax laws for U.S. corporations doing business outside the United States, including a proposal to defer certain tax deductions allocable to non-U.S. earnings until those earnings are repatriated. As discussion continues over comprehensive U.S. tax reform, it is not presently possible to predict the effect on the Company of tax legislation not yet enacted into law.

Benefit Plans	12 Months Ended
Dec. 29, 2012
Benefit Plans
14.	Benefit Plans

Pension and Other Postretirement Benefits

Jostens has noncontributory defined benefit pension plans that cover nearly all employees hired by Jostens and Visant prior to December 31, 2005. The benefits provided under the plans are based on years of service, age eligibility and employee compensation. The benefits for Jostens’ qualified pension plans have been funded through pension trusts, the objective being to accumulate sufficient funds to provide for future benefits. In addition to qualified pension plans, Jostens has unfunded, non-qualified pension plans covering certain employees, which provide for benefits in addition to those provided by the qualified plans.

Effective December 31, 2005, the pension plans were closed to newly hired nonunion employees. Pension benefits for salaried nonunion employees were modified to provide a percentage of career average earnings, rather than final average earnings for service after January 1, 2006 except for certain grandfathered employees who met specified age and service requirements as of December 31, 2005. Effective July 1, 2008 and January 1, 2008, the pension plans covering Jostens’ employees covered under respective collective bargaining agreements were closed.

Jostens also provides certain medical benefits for eligible retirees, including their spouses and dependents. Generally, the postretirement benefits require contributions from retirees. Effective January 1, 2006, the retiree medical plan was closed other than for certain union employees and certain employees grandfathered into the plan on the basis of their age and tenure with Jostens as of December 31, 2005. Prescription drug coverage for Medicare eligible retirees was also eliminated from the program as of January 1, 2006 in connection with coverage under Medicare Part D. Visant is obligated for certain post-retirement benefits under the employment agreement with its Chief Executive Officer.

Eligible employees from Lehigh participate in a noncontributory defined benefit pension plan, which was merged with a Jostens plan effective December 31, 2004. The plan provides benefits based on years of service and final average compensation. Effective December 31, 2006, the pension plan was closed to hourly nonunion employees hired after December 31, 2006 (currently there are no active hourly employees in such plan), and benefit accruals were frozen for all salaried and office administrative nonunion employees.

Effective December 31, 2012, the Company’s qualified and non-qualified pension plans for non-bargained, active employees and its executive supplemental retirement agreements for certain executive officers were amended to freeze the accrual of additional benefits related to future service and compensation under the plans. The affected qualified pension plans were closed to new hires as of January 1, 2006. Benefits accrued as of December 31, 2012 will not be affected. Employees will continue to accrue service during their employment solely for purposes of vesting in pension benefits accrued as of December 31, 2012 which are not yet vested based on the applicable multiple year service requirement for vesting. In addition, the freeze will not impact retirees currently receiving pension benefits or employees who have separated service with vested pension benefits.

In addition, Lehigh maintains an unfunded supplemental retirement plan (SERP) for certain key executives of Lehigh. This SERP no longer has any active participants accruing benefits under it. Lehigh and Arcade also contribute to multi-employer pension plans for certain employees covered by collective bargaining agreements. Contribution amounts are determined by the respective collective bargaining agreement subject to escalation, and the Company does not administer or control the funds in any way.

The following tables set forth the components of the changes in benefit obligations and fair value of plan assets during fiscal 2012 and 2011 as well as the funded status and amounts recognized in the balance sheets as of December 29, 2012 and December 31, 2011, for all defined benefit plans combined and retiree welfare plans. The information presented for the 2012 plan year and 2011 plan year is based on a measurement date of December 29, 2012 and December 31, 2011, respectively. Furthermore, the Jostens plans represent 86% of the aggregate benefit obligation and 91% of the aggregate plan assets as of the end of fiscal 2012, with benefits for Lehigh representing 14% of the liability and 9% of the assets for the same period.

	Pension benefits		Postretirement benefits
In thousands	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation, beginning of period	$342,266	$318,509	$1,498	$1,756
Service cost	4,581	4,932	4	6
Interest cost	17,969	17,830	62	101
Actuarial gain (loss)	58,703	17,748	270	(20)
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487
Other adjustments: curtailment	(4,205)	(47)	—	—

Benefit obligation, end of period	$401,141	$342,266	$1,380	$1,498

Change in plan assets
Fair value of plan assets, beginning of period	$248,950	$269,809	$—	$—
Actual return on plan assets	36,862	(6,609)	—	—
Company contributions	2,542	2,456	454	345
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487

Fair value of plan assets, end of period	$270,181	$248,950	$—	$—

Funded status—End of Period
Funded status, over-funded plans	$—	$4,906	$—	$—
Funded status, under-funded plans	(130,960)	(98,222)	(1,380)	(1,498)

Net funded status	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts recognized in the balance sheets
Non-current assets	$—	$4,906	$—	$—
Current liabilities	(2,547)	(2,337)	(170)	(211)
Non-current liabilities	(128,413)	(95,885)	(1,210)	(1,287)

Net pension amounts recognized on Consolidated balance sheets	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts in Accumulated Other Comprehensive Loss (Income)
Net loss	$143,241	$107,681	$643	$398
Prior service credits	—	(2,183)	(1,366)	(1,643)

Other comprehensive loss (income)—total	$143,241	$105,498	$(723)	$(1,245)

Amortization expense expected to be recognized during next fiscal year
Net loss	$4,428	$6,113	$51	$26
Prior service credits	—	(844)	(277)	(277)

Total amortizations	$4,428	$5,269	$(226)	$(251)

During 2012, the discount rate assumption changed from 5.39% to 4.19% for the pension plans and from 4.47% to 3.21% for the postretirement plans, which resulted in an increase in liability. Asset returns in 2012 were above the assumed return which partially offset the liability loss created by the discount rate decrease, and salary increases were lower than expected. The plans’ experience resulted in a net loss for 2012.

The accumulated benefit obligation (“ABO”) for all defined benefit pension plans was $401.1 million and $337.1 million at the end of 2012 and 2011, respectively. The ABO is now equivalent to the projected benefit obligation due to the pension accruals for all salaried and non-union hourly employees for being frozen as of December 31, 2012.

Non-qualified retirement benefits, included in the tables above, with obligations in excess of plan assets were as follows:

In thousands	2012	2011
Projected benefit obligation	$34,014	$30,843
Accumulated benefit obligation	$34,014	$29,903
Fair value of plan assets	$—	$—

In total, the qualified pension plans have a projected benefit obligation in excess of the fair value of plan assets as of year-end 2012.

Net periodic benefit expense (income) of the pension and other postretirement benefit plans included the following components:

	Pension benefits
In thousands	2012	2011
Service cost	$4,581	$4,932
Interest cost	17,969	17,830
Expected return on plan assets	(24,036)	(24,692)
Amortization of prior year service cost	(844)	(834)
Amortization of net actuarial loss	6,113	2,334
Other adjustment: curtailment	(1,339)	34

Net periodic benefit expense (income)	$2,444	$(396)

	Postretirement benefits
In thousands	2012	2011
Service cost	$4	$6
Interest cost	61	101
Amortization of prior year service cost	(277)	(277)
Amortization of net actuarial loss	26	29

Net periodic benefit income	$(186)	$(141)

Assumptions

Weighted-average assumptions used to determine end-of-year benefit obligations are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	4.19%	5.39%	3.21%	4.47%
Lehigh	4.19%	5.39%	N/A	N/A
Rate of compensation increase:
Jostens	3.40%	3.45%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit cost for the year are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	5.39%	5.75%	4.47%	5.75%
Lehigh	5.39%	5.75%	N/A	N/A
Expected long-term rate of return on plan assets:
Jostens	9.00%	9.00%	N/A	N/A
Lehigh	9.00%	9.00%	N/A	N/A
Rate of compensation increase:
Jostens	3.45%	5.50%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

The Company employs a building block approach in determining the long-term rate of return for plan assets. Historical markets are studied, and long-term historical relationships between equities and fixed income are preserved congruent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with a proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Assumed health care cost trend rates are as follows:

	Postretirement benefits
	2012	2011
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2016	2015

Assumed health care cost trend rates have some effect on the amounts reported for health care plans. For 2012, a one percentage point change in the assumed health care cost trend rates would have had the following effects:

In thousands	Impact of 1% Increase	Impact of 1% Decrease
Effect on total of service and interest cost components	$4	$(3)
Effect on postretirement benefit obligation	$83	$(74)

Plan Assets

The weighted-average asset allocations for the pension plans as of the measurement dates of December 29, 2012 and December 31, 2011, by asset category, are as follows:

Asset Category	2012	2011
Equity securities	68.2%	69.6%
Debt securities	20.3%	20.4%
Other	11.5%	10.0%

Total	100%	100%

Since 2007, the Company’s pension plans have been managed by SEI, a portfolio manager. A total return investment approach is employed under which a mix of equities, fixed income and other investments are used to maximize the long-term return of plan assets for a prudent level of risk. The investment portfolio contains a diversified blend of investments within each category. Furthermore, equity investments are diversified across U.S. and non-U.S. securities.

The fair values of the defined benefit assets at December 29, 2012, by asset class are as follows:

In thousands	Fair Value December 29, 2012	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$95,970	$95,970	$—	$—
Small/ Mid Cap (2)	26,197	26,197	—	—
Intl/ World Equity (3)	62,098	62,098	—	—
Debt Securities
High Yield Bond Fund (4)	41,484	41,484	—	—
Emerging Markets Debt (5)	13,350	13,350	—	—
Cash	2	2	—	—
Alternatives
Structured Credit (6)	31,080	—	—	31,080

Total	$270,181	$239,101	$—	$31,080

The fair values of the defined benefit assets at December 31, 2011, by asset class are as follows:

In thousands	Fair Value December 31, 2011	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$90,237	$90,237	$—	$—
Small/ Mid Cap (2)	24,850	24,850	—	—
Intl/ World Equity (3)	58,280	58,280	—	—
Debt Securities
High Yield Bond Fund (4)	38,212	38,212	—	—
Emerging Markets Debt (5)	12,517	12,517	—	—
Alternatives
Structured Credit (6)	24,854	—	—	24,854

Total	$248,950	$224,096	$—	$24,854

(1)	The fund invests in equity securities of large companies and in portfolio strategies designed to correlate to a portfolio composed of large-cap equity securities. The value is based on quoted prices in active markets.
(2)	The fund invests in equity securities of small-to-mid cap companies. The value is based on quoted prices in active markets.
(3)	The fund invests primarily in common stock and other equity securities located outside the United States. The value is based on quoted prices in active markets.
(4)	The fund invests at least 80% of its net assets in high-yield fixed-income securities. The fund will invest primarily in fixed-income securities below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero-coupon obligation. The value is based on quoted prices in active markets.
(5)	The fund invests at least 80% of its net assets in fixed-income securities and emerging market issuers. The fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging-market countries, as well as entities organized to restructure the outstanding debt of such issuers. The value is based on quoted prices in active markets.
(6)	The fund is an alternative investment and invests primarily in collateralized debt obligations (“CDOs”) and other structured credit vehicles.
(7)	Refer to Note 7, Fair Value Measurements, for definitions of the three levels of fair value measurements.

The following number represents a rollforward of the structured credit fund:

In thousands	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Structured Credit Fund
Beginning balance as of January 1, 2011	$—
Actual return on plan assets	154
Purchase, sales and settlements	24,700
Transfers in/out of Level 3	—

Ending balance as of December 31, 2011	$24,854

Actual return on plan assets	6,226
Purchase, sales and settlements	—
Transfers in/out of Level 3	—

Ending balance as of December 29, 2012	$31,080

Contributions

The Pension Protection Act changed the minimum funding requirements for defined benefit pension plans beginning in 2008. Under the new funding requirements, there were no contributions required to be made under the plans for 2012 and 2011. Due to the funded status and credit balances of the qualified plans, there are no projected contributions for 2013. The Company anticipates beginning to need to make pension cash contributions after 2013. The funded status of the Company’s plans is dependent upon many factors, including returns on invested assets, the level of certain market interest rates used in determining the value of the Company’s obligations and changes to regulatory requirements, each of which can affect assumptions and have an impact on the Company’s cash funding requirements under its plans. Visant’s pension income associated with the pension plans is expected to increase as the cash contributions associated with pension plans will increase in future periods. The total contributions expected to be paid in 2013 include $2.6 million to the nonqualified pension plans and $0.2 million to the postretirement benefit plans. The actual amount of contributions is dependent upon the actual return on plan assets and actual disbursements from the postretirement benefit and nonqualified pension plans.

Benefit Payments

Estimated benefit payments under the pension and postretirement benefit plans are as follows:

In thousands	Pension benefits	Postretirement benefits
2013	$18,912	$173
2014	19,611	180
2015	20,261	168
2016	21,221	169
2017	21,480	152
2018 through 2022	117,012	464

Total estimated payments	$218,497	$1,306

401(k) Plans

The Company has 401(k) savings plans, which cover substantially all salaried and hourly employees who have met the plans’ eligibility requirements. Under certain of the plans, the Company provides a matching contribution on amounts contributed by employees, limited to a specific amount of compensation that varies among the plans. In some instances, the Company has provided discretionary profit sharing contributions in the past and may do so in the future. The aggregate matching and other contributions were $5.5 million for 2012, $5.7 million for 2011 and $6.0 million for 2010.

On October 1, 2007, the Visant 401(k) Retirement Savings Plan was amended to allow for the participation of individuals employed by Memory Book Acquisition LLC. On January 3, 2009, the Company merged the Visual Systems, Inc. Profit Sharing & 401(k) Plan into the Visant 401(k) Retirement Savings Plan. In addition, on January 3, 2009, the Company merged the Neff Company 401(k) Plan & Trust into the Lehigh Press Investment Opportunity Plan and renamed the plan the Lehigh & Neff 401(k) Retirement Savings Plan.

On April 14, 2008, following the acquisition of Phoenix Color, the Phoenix Color Corp. Employees’ Stock Bonus and Ownership Plan, established as a profit sharing plan for employees of Phoenix Color and its subsidiaries, was merged into the Phoenix Color Corp. Employees’ Savings and Investment Plan, which is a 401(k) savings plan maintained for the employees of Phoenix Color and its subsidiaries.

On January 1, 2011, Rock Creek Athletics, Inc. employees became eligible for the Lehigh & Neff 401(k) Retirement Savings Plan.

On January 1, 2012, Color Optics employees became eligible for the Lehigh & Neff 401(k) Retirement Savings Plan, and the plan was renamed the LN Co 401(k) Retirement Savings Plan.

On January 1, 2013, in connection with freezing the pension plans, Jostens, Memory Book and Visant active participants began participating in a separate plan at Fidelity, called the Jostens 401(k) Retirement Plan, and the matching contribution was enhanced for those employees no longer eligible for further pension accrual.

Stock-based Compensation	12 Months Ended
Dec. 29, 2012
Stock-based Compensation
15.	Stock-based Compensation

2003 Stock Incentive Plan

The 2003 Stock Incentive Plan (the “2003 Plan”) was approved by Holdco’s Board of Directors and was effective as of October 30, 2003. The 2003 Plan permits Holdco to grant to key employees and certain other persons stock options and stock awards and provides for a total of 288,023 shares of common stock for issuance of options and awards to employees of Holdco and its subsidiaries and a total of 10,000 shares of common stock for issuance of options and awards to directors and other persons providing services to Holdco. As of December 29, 2012, there were 288,648 shares in total available for grant under the 2003 Plan. The maximum grant to any one person must not exceed 70,400 shares in the aggregate. Holdco does not currently intend to make any additional grants under the 2003 Plan.

Option grants consist of “time options”, which vest and become exercisable in annual installments over the first five years following the date of grant, and/or “performance options”, which vest and become exercisable over the first five years following the date of grant at varying levels based on the achievement of certain EBITDA targets, and in any event by the eighth anniversary of the date of grant. The performance vesting includes certain carryforward provisions if targets are not achieved in a particular fiscal year and performance in a subsequent fiscal year satisfies cumulative performance targets, subject to certain conditions. Upon the occurrence of a “change in control” (as defined in the 2003 Plan), the unvested portion of any time option will immediately become vested and exercisable, and the vesting and exercisability of the unvested portion of any performance option may accelerate depending on the timing of the change of control and return on DLJMBP III’s equity investment in Holdco, all as provided under the 2003 Plan. A “change in control” under the 2003 Plan is defined as: (i) any person or other entity (other than any of Holdco’s subsidiaries), including any “person” as defined in Section 13(d)(3) of the Exchange Act, other than certain of the DLJMBP funds or affiliated parties thereof, becoming the beneficial owner, directly or indirectly, in a single transaction or a series of related transactions, by way of merger, consolidation or other business combination, of securities of Holdco representing more than 51% of the total combined voting power of all classes of capital stock of Holdco (or its successor) normally entitled to vote for the election of directors of Holdco or (ii) the sale of all or substantially all of the property or assets of Holdco to any unaffiliated person or entity other than one of Holdco’s subsidiaries is consummated. The Transactions did not constitute a change of control under the 2003 Plan. Options issued under the 2003 Plan in January 2004 expire on the tenth anniversary of the grant date, in or about January 2014. The shares underlying the options are subject to certain transfer and other restrictions set forth in a management stockholders agreement dated July 29, 2003, by and among Holdco and certain holders of the capital stock of Holdco. Participants under the 2003 Plan also agree to certain restrictive covenants with respect to confidential information learned in their employment and certain non-competition obligations in connection with their receipt of options.

2004 Stock Option Plan

In connection with the closing of the Transactions, Holdco established a new stock option plan, which permits Holdco to grant to key employees and certain other persons of Holdco and its subsidiaries various equity-based awards, including stock options and restricted stock. The plan, currently known as the Third Amended and Restated 2004 Stock Option Plan for Key Employees of Visant Holding Corp. and Subsidiaries (the “2004 Plan”), provides for the issuance of a total of 510,230 shares of Holdco Class A Common Stock (“Class A Common Stock”). As of December 29, 2012, there were 105,227 shares available for grant under the 2004 Plan. Shares related to grants that are forfeited, terminated, cancelled or expire unexercised become available for new grants.

Option grants consist of “time options”, which fully vested and became exercisable in annual installments through 2009 (for those options granted in 2004 and 2005), and/or “performance options”, which vest and become exercisable following the date of grant based upon the achievement of certain EBITDA and other performance targets, and in any event by the eighth anniversary of the date of grant. The performance vesting includes certain carryforward provisions if targets are not achieved in a particular fiscal year and performance in a subsequent fiscal year satisfies cumulative performance targets. Upon the occurrence of a “change in control” (as defined under the 2004 Plan), the unvested portion of any time option will immediately become vested and exercisable, and the vesting and exercisability of the unvested portion of any performance option may accelerate, if certain EBITDA or other performance measures have been satisfied. A “change in control” under the 2004 Plan is defined as: (i) the sale (in one or a series of transactions) of all or substantially all of the assets of Holdco to an unaffiliated person; (ii) a sale (in one transaction or a series of transactions) resulting in more than 50% of the voting stock of Holdco being held by an unaffiliated person; (iii) a merger, consolidation, recapitalization or reorganization of Holdco with or into an unaffiliated person; in the case of each of clauses (i) through (iii) above, if and only if any such event results in the inability of the Sponsors, or any member or members of the Sponsors, to designate or elect a majority of Holdco’s Board of Directors (or the board of directors of the resulting entity or its parent company). The option exercise period is determined at the time of grant of the option but may not extend beyond the end of the calendar year that is ten calendar years after the date the option is granted. Options granted under the 2004 Plan will begin expiring in late 2014. All stock options, restricted shares and any common stock received upon the exercise of such equity awards or with respect to which restrictions lapse are governed by a management stockholder’s agreement and a sale participation agreement. As of December 29, 2012, there were 268,000 options vested under the 2004 Plan and 40,000 options unvested and subject to future vesting.

2010 LTIP

During the first fiscal quarter of 2010, the Company implemented long-term phantom share incentive arrangements with certain key employees (the “2010 LTIP”). The awards were subject to vesting based on meeting certain performance objectives and/or continued employment. 2010 LTIP awards were settled in cash in an amount equal to the fair market value of one share of Class A Common Stock as of the vesting date multiplied by the number of phantom share units in which the executive’s awards have vested, payable in a lump sum. As of December 29, 2012, payments in the aggregate of $16.1 million were made with respect to awards made under the 2010 LTIP.

Jostens 2012 LTIP

During the fourth quarter of 2012, Jostens implemented the 2012 LTIP, a long-term phantom share incentive program with certain of Jostens’ key employees (the “2012 LTIP”). The program provides for the grant of phantom shares to the participating employee, which are subject to vesting and other terms and conditions and restrictions of the share award, including meeting certain performance metrics and continued employment. The grants will be settled in cash in a lump sum amount based on the fair market value of the Class A Common Stock and the number of shares in which the executive has vested, following the end of fiscal year 2014 (which occurs on January 3, 2015). In the case of a limited number of certain senior executives of Jostens, absent a change of control prior to January 3, 2015, payment with respect to a portion of the lump sum payment in respect of performance award in which the executive vests as of the end of fiscal year 2014 will not be due until the earlier of a change in control or early 2016 (and not later than March 15, 2016). The awards provide for certain vesting and settlement of the vested award following the occurrence of certain termination of employment events prior to January 3, 2015, as described therein. Shares not vested, including if the respective performance target is not achieved, are forfeited without payment. The awards are also subject to certain covenants by the employee as to confidentiality, non-competition and non-solicitation to which the employee is bound during his or her employment and for two years following a separation of service.

Common Stock

Visant is an indirect, wholly owned subsidiary of Holdco. The Sponsors hold shares of the Class A Common Stock of Holdco, and additionally Visant’s equity-based incentive compensation plans are based on the value of the Class A Common Stock. There is no established public market for the Class A Common Stock. The fair market value of the Class A Common Stock is established pursuant to the terms of the 2004 Plan and is determined by a third party valuation, and the methodology to determine the fair market value under the equity incentive plans does not give effect to any premium for control or discount for minority interests or restrictions on transfers. Fair value includes any premium for control or discount for minority interests or restrictions on transfers. Holdco used a discounted cash flow analysis and selected public company analysis to determine the enterprise value and share price for the Class A Common Stock.

For the years ended December 29, 2012, December 31, 2011 and January 1, 2011, Visant recognized total stock-based compensation expense of approximately $1.1 million, $7.0 million and $13.4 million, respectively, which was included in selling and administrative expenses.

During the year ended December 29, 2012, Visant issued, subject to vesting, a total of 40,000 options of Class A Common Stock to one executive officer under the 2004 Plan. During the year ended December 31, 2011, there were no issuances of stock options or restricted shares.

As of December 29, 2012, $0.3 million of total unrecognized stock-based compensation expense related to restricted shares is expected to be recognized over a weighted-average period of 0.8 years.

Stock Options

The following table summarizes stock option activity for the Company:

Options in thousands	Options	Weighted - average exercise price
Outstanding at December 31, 2011	283	$44.93
Exercised	—	$—
Granted	40	$96.20
Forfeited/expired	(6)	$146.66
Cancelled	—	$—

Outstanding at December 29, 2012	317	$49.28

Vested or expected to vest at December 29, 2012	317	$49.28

Exercisable at December 29, 2012	277	$42.58

During the fiscal year ended December 29, 2012, the Company granted an aggregate of 40,000 stock options under the 2004 Plan to one employee of a subsidiary of Visant. The per-share weighted average fair value of stock options granted was $43.81 on the date of grant using the Black-Scholes option pricing model. The following key assumptions were used to value options issued:

2012
Expected life	6.1 years
Expected volatility	68.8%
Dividend yield	—
Risk-free interest rate	1.0%

The weighted-average remaining contractual life of outstanding options at December 29, 2012 was approximately 3.0 years. As of December 29, 2012, there was $1.5 million unrecognized stock-based compensation expense related to stock options expected to be recognized.

LTIP

The following table summarizes 2010 LTIP and 2012 LTIP award activity for the Company:

Units in thousands	2010 LTIP	2012 LTIP
Outstanding at December 31, 2011	43	—
Granted	—	66
Forfeited/Expired	—	—
Settled/Paid	(43)	—
Cancelled	—	—

Outstanding at December 29, 2012	—	66

Vested or expected to vest at December 29, 2012	—	27

As of December 29, 2012, there was $0.9 million of unrecognized stock-based compensation expense related to the 2012 LTIP to be recognized.

Business Segments	12 Months Ended
Dec. 29, 2012
Business Segments
16.	Business Segments

The Company’s three reportable segments consist of:

•

Scholastic—provides services in conjunction with the marketing, sale and production of class rings and an array of graduation products and other scholastic affinity products to students and administrators primarily in high schools, colleges and other post-secondary institutions;

•

Memory Book—provides services in conjunction with the publication, marketing, sale and production of school yearbooks, memory books and related products that help people tell their stories and chronicle important events; and

•

Marketing and Publishing Services—provides services in conjunction with the development, marketing, sale and production of multi-sensory and interactive advertising sampling systems and packaging, primarily for the fragrance, cosmetic and personal care segments, and provides innovative products and related services to the direct marketing sector. The group also produces book components primarily for the educational and trade publishing segments.

Scholastic

The Scholastic segment provides services in conjunction with the marketing, sale and production of class rings and an array of graduation products, such as caps, gowns, diplomas and announcements, graduation-related accessories and other scholastic affinity products. In the Scholastic segment, our focus is on the school channel, and we primarily serve U.S. high schools, colleges and universities, marketing and selling products to students and administrators. Jostens relies primarily on a network of independent sales representatives to sell its scholastic products. Jostens provides customer service in the marketing and sale of class rings and related jewelry products and certain other graduation products. Jostens also provides ongoing warranty service on its class and affiliation rings. Jostens maintains product-specific tooling as well as a library of school logos and mascots that can be used repeatedly for specific school accounts over time. In addition to its class ring offerings, Jostens also designs, manufactures, markets and sells championship rings for professional sports and affinity rings for a variety of specialty markets. Since the acquisition of Neff, a single source provider of custom award programs and apparel, in March 2007 and the Company’s subsequent acquisitions in 2009 and 2010 in the varsity jacket business, we also market, manufacture and sell an array of additional scholastic products, including chenille letters, varsity jackets, mascot mats, plaques and sports apparel in schools and through a dealer network.

Memory Book

Jostens provides services in conjunction with the publication, marketing, sale and production of memory books, and related products that help people tell their stories and chronicle important events. Jostens’ strong brand recognition is deeply rooted in its school-by-school relationships and in its consistent ability to deliver high quality products and services and innovate to meet market demands. Jostens primarily services U.S. high schools, colleges, universities, elementary schools and middle schools. Jostens generates the majority of its revenues from high school accounts. Jostens’ independent sales representatives and technical support employees assist students and faculty advisers with the planning and layout of yearbooks, including through the provision of online layout and editorial tools to assist the schools in the publication of the yearbook. With a new class of students each year and periodic faculty advisor turnover, Jostens’ independent sales representatives and customer service employees are the main point of continuity for the yearbook production process on a year-to-year basis. Jostens also offers online memory book products and related services, enabling the consumer to create personal, hard or soft-cover memory books to chronicle important events.

Marketing and Publishing Services

The Marketing and Publishing Services segment includes operations in sampling, direct marketing and publishing services. The sampling operations provide services in conjunction with the development, marketing, sale and production of multi-sensory and interactive advertising sampling systems and packaging, primarily for the fragrance, cosmetic and personal care segments. With over a 100-year history, Arcade pioneered the leading ScentStrip® product in 1980. Since then, we have developed an extensive portfolio of proprietary, patented and patent-pending technologies that can be incorporated into various conventional and online marketing programs designed to reach the consumer at home or in-store, including magazine and catalog inserts, statement enclosures, blow-ins, direct mail, direct sell and point-of-sale materials and gift-with-purchase/purchase-with-purchase programs. Since the acquisition of Color Optics, a specialty packaging provider, in April 2011, the Company also markets, manufactures and sells highly decorated packaging solutions to the cosmetic and consumer products industries. The direct marketing operations specialize in high-quality, in-line printed products and can accommodate large marketing projects with a wide range of dimensional printed products and in-line finishing production, data processing and mailing services. The products range from conventional direct marketing pieces to integrated offerings with data collection and tracking features. The personalized imaging capabilities can offer individualized messages to each recipient within a geographical area or demographic group for targeted marketing efforts. The publishing services business produces book components, including book covers and jackets, and employs specialized techniques to create highly decorated covers.

The following table presents information of the Company by business segment:

In thousands	2012	2011	2010
Net sales
Scholastic	$445,790	$474,667	$469,730
Memory Book	346,070	362,380	375,866
Marketing and Publishing Services	364,297	380,774	395,310
Inter-segment eliminations	(815)	(29)	(19)

	$1,155,342	$1,217,792	$1,240,887

Operating income (loss)
Scholastic	$25,260	$34,948	$25,635
Memory Book	92,284	103,137	116,549
Marketing and Publishing Services	(12,344)	13,792	55,637

	$105,200	$151,877	$197,821

Interest, net
Scholastic	$62,110	$64,071	$34,812
Memory Book	47,861	49,365	27,657
Marketing and Publishing Services	48,953	50,700	28,824

	$158,924	$164,136	$91,293

Depreciation and Amortization
Scholastic	$33,023	$32,627	$31,879
Memory Book	38,408	39,424	39,164
Marketing and Publishing Services	33,102	34,032	33,537

	$104,533	$106,083	$104,580

Capital expenditures
Scholastic	$17,025	$12,440	$9,831
Memory Book	16,949	29,949	22,295
Marketing and Publishing Services	18,158	13,136	18,097

	$52,132	$55,525	$50,223

Goodwill
Scholastic	$301,027	$309,878	$309,927
Memory Book	391,178	391,178	391,614
Marketing and Publishing Services	226,741	282,058	306,958

	$918,946	$983,114	$1,008,499

Intangible assets
Scholastic	$158,539	$145,941	$163,355
Memory Book	120,977	168,984	186,706
Marketing and Publishing Services	121,807	133,469	153,748

	$401,323	$448,394	$503,809

Total assets
Scholastic	$664,308	$668,179	$683,727
Memory Book	697,683	749,932	762,240
Marketing and Publishing Services	564,415	626,383	698,008

	$1,926,406	$2,044,494	$2,143,975

Net sales are reported in the geographic area where the final sales to customers are made, rather than where the transaction originates. No single customer accounted for more than 10% of revenue in any of 2012, 2011 and 2010.

The following table presents net sales by class of similar products and certain geographic information for the Company:

In thousands	2012	2011	2010
Net sales by classes of similar products
Memory book and yearbook products and services	$345,281	$362,380	$375,866
Graduation and affinity products	253,341	261,849	261,383
Class ring and jewelry products	192,449	212,818	208,347
Sampling products and services	192,195	174,831	146,757
Book components	94,788	108,784	132,109
Direct marketing products and services	77,288	97,130	116,425

	$1,155,342	$1,217,792	$1,240,887

Net sales by geographic area
United States	$1,055,217	$1,116,602	$1,164,100
Canada	30,830	38,436	33,777
France	21,663	30,925	18,715
Other	47,632	31,829	24,295

	$1,155,342	$1,217,792	$1,240,887

Net property, plant and equipment and intangible assets by geographic area
United States	$1,514,461	$1,634,369	$1,719,293
Other, primarily Canada	9,473	7,189	7,466

	$1,523,934	$1,641,558	$1,726,759

Common Stock	12 Months Ended
Dec. 29, 2012
Common Stock
17.	Common Stock

Holdco’s common stock, $0.01 par value per share, consists of Class A and Class C common stock. Holdco’s charter also authorizes the issuance of non-voting Class B common stock, but currently no such shares are outstanding. Holders of Class A common stock are entitled to one vote for each share held for any matter coming before the stockholders of Holdco. The holder of the share of Class C common stock is entitled to a number of votes for any matter coming before the stockholders of Holdco equal to:

(i)	initially, the excess of (x) 50% of all votes entitled to be cast by holders of outstanding common stock for any matter coming before the stockholders of Holdco, over (y) the percentage of all votes entitled to be cast by the initial holder of the share of Class C common stock together with any permitted transferees of the initial holder, for any matter coming before the stockholders of Holdco by virtue of the shares of Class A common stock acquired by the initial holder pursuant to the Contribution Agreement, dated July 21, 2004, between Holdco and the initial holder, such excess determined based on the shares of common stock issued and outstanding immediately prior to October 4, 2004, giving effect to any shares of common stock acquired by the initial holder pursuant to the Contribution Agreement at the closing thereunder; and

(ii)	thereafter, the number of votes will be permanently reduced to an amount equal to the excess, if any, of (x) 50% of all votes entitled to be cast by holders of outstanding common stock for any matter coming before the stockholders of Holdco (as reduced by any shares of Class A common stock of Holdco issued on the date of the closing under the Contribution Agreement or thereafter to any person other than the initial holder), over (y) the percentage of all votes entitled to be cast by the initial holder, together with its transferees, for any matter coming before the stockholders of Holdco by virtue of the shares of Class A common stock then held by the initial holder, together with its transferees, not to exceed the percentage voting interest attributed to such share pursuant to clause (i) above; and

(iii)	if the share of Class C common stock is transferred by the initial holder (or its permitted transferee) to any person other than a permitted transferee of the initial holder, the share of Class C common stock will entitle the holder to the same voting rights as the share of Class C common stock entitled the holder immediately prior to the transfer.

The share of Class C common stock will at all times entitle the holder to at least one vote on any matter coming before the stockholders of Holdco. In addition, the share of Class C common stock will automatically convert into one fully-paid and non-assessable share of Class A common stock (1) upon the consummation of an initial public offering or (2) upon the first occurrence that the share of Class C common stock is entitled to only one vote for any matter coming before the stockholders of Holdco, as more fully provided by the certificate of incorporation.

Related Party Transactions	12 Months Ended
Dec. 29, 2012
Related Party Transactions
18.	Related Party Transactions

Transactions with Sponsors

Stockholders Agreement

In connection with the Transactions, in October 2004 Holdco entered into a stockholders agreement (the “2004 Stockholders Agreement”) with an entity affiliated with KKR and entities affiliated with DLJMBP III (each an “Investor Entity” and together the “Investor Entities”) that provides for, among other things:

•

the right of each of the Investor Entities to designate a certain number of directors to Holdco’s board of directors for so long as they hold a certain amount of Holdco’s common stock. Of the eight members of Holdco’s board of directors, KKR and DLJMBP III each has the right to designate four of Holdco’s directors (currently three KKR and three DLJMBP III designees serve on Holdco’s board) with the Company’s Chief Executive Officer and President, Marc L. Reisch, as chairman;

•

certain limitations on the transfer of Holdco’s common stock held by the Investor Entities for a period of four years after the completion of the Transactions, after which, if Holdco has not completed an initial public offering, any Investor Entity wishing to sell any of Holdco common stock held by it must first offer to sell such stock to Holdco and the other Investor Entities, provided that, if Holdco completes an initial public offering during the four years after the completion of the Transactions, any Investor Entity may sell pursuant to its registration rights as described below;

•	a consent right for the Investor Entities with respect to certain corporate actions;

•

the ability of the Investor Entities to “tag-along” their shares of Holdco’s common stock to sales by any other Investor Entity, and the ability of the Investor Entities to “drag-along” Holdco’s common stock held by the other Investor Entities under certain circumstances;

•	the right of the Investor Entities to purchase a pro rata portion of all or any part of any new securities offered by Holdco; and

•	a restriction on the ability of the Investor Entities and certain of their affiliates to own, operate or control a business that competes with Holdings, subject to certain exceptions.

Management Services Agreement

In connection with the Transactions, Holdco entered into a management services agreement with the Sponsors pursuant to which the Sponsors provide certain structuring, consulting and management advisory services. Under the management services agreement, during the term the Sponsors receive an annual advisory fee of $3.0 million that is payable quarterly and which increases by 3% per year. Holdco incurred advisory fees from the Sponsors of $3.7 million for the year ended December 29, 2012, $3.6 million for the year ended December 31, 2011 and $3.5 million for the year ended January 1, 2011. The management services agreement also provides that Holdco will indemnify the Sponsors and their affiliates, directors, officers and representatives for losses relating to the services contemplated by the management services agreement and the engagement of the Sponsors pursuant to, and the performance by the Sponsors of the services contemplated by, the management services agreement.

Registration Rights Agreement

In connection with the Transactions, Holdco entered into a registration rights agreement with the Investor Entities pursuant to which the Investor Entities are entitled to certain demand and piggyback rights with respect to the registration and sale of Holdco’s common stock held by them.

Other

KKR Capstone is a team of operational professionals who work exclusively with KKR’s investment professionals and portfolio company management teams to enhance and strengthen operations in KKR’s portfolio companies. The Company has retained KKR Capstone from time to time to provide certain of its businesses with consulting services primarily to help identify and implement operational improvements and other strategic efforts within its businesses. The Company incurred approximately $0.2 million, $1.5 million and $0.4 million in fiscal years 2012, 2011 and 2010, respectively, for services provided by KKR Capstone. An affiliate of KKR Capstone has an ownership interest in Holdco.

Certain of the lenders under the Credit Facilities and their affiliates have engaged, and may in the future engage, in investment banking, commercial banking and other financial advisory and commercial dealings with Visant and its affiliates. Such parties have received (or will receive) customary fees and commissions for these transactions.

Affiliates of Credit Suisse Securities (USA) LLC and KKR Capital Markets LLC act as lenders and/or as agents under the Credit Facilities and were initial purchasers of the Senior Notes, for which they received and will receive customary fees and expenses and are indemnified by the Company against certain liabilities. Each of Credit Suisse Securities (USA) LLC and KKR Capital Markets LLC is an affiliate of one of the Sponsors.

In December 2012 we repurchased for retirement in privately negotiated transactions $13.3 million in aggregate principal amount of Senior Notes. An affiliate of KKR served in an agency capacity for the broker executing the repurchases on our behalf, for which the affiliate received customary compensation.

In 2011, Visant entered into pay-fixed/receive-floating interest rate swap transactions (the “Swap Transactions”) with respect to its variable rate term loan indebtedness under the Credit Facilities. The counterparties to the Swap Transactions or their affiliates are parties to the Credit Facilities. Such parties have received (or will receive) customary fees and commissions for such transactions. Credit Suisse International, which is a counterparty to one of the Swap Transactions, is an affiliate of DLJMBP III.

The Company is party to an agreement with CoreTrust Purchasing Group (“CoreTrust”), a group purchasing organization, pursuant to which the Company avails itself of the terms and conditions of the CoreTrust purchasing organization for certain purchases, including its prescription drug benefit program. An affiliate of KKR is party to an agreement with CoreTrust which permits certain KKR affiliates, including Visant, the benefit of utilizing the CoreTrust group purchasing program. CoreTrust receives payment of fees for administrative and other services provided by CoreTrust from certain vendors based on the products and services purchased by the Company and other parties, and CoreTrust shares a portion of such fees with the KKR affiliate.

The Company has participated in providing, with an affiliate of First Data Corporation (“First Data”), integrated marketing programs to third parties from time to time. First Data is also owned and controlled by affiliates of KKR, and Tagar C. Olson, a member of Visant’s and Holdco’s board of directors, is a director of First Data. Based on the applicable guidance, the Company recorded its portion of the profits from such “collaborative arrangement” as revenue. The Company is not permitted, in accordance with the applicable accounting guidance, to present the sales, cost of sales or marketing expenses related to the sales transactions with third parties because First Data was the “principal participant” in the “collaborative arrangement”. For the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, the amount of revenue that the Company recognized through this arrangement was not material to its financial statements. The collaborative arrangement was terminated during the quarter ended September 29, 2012.

Transactions with Other Co-Investors and Management

Syndicate Stockholders Agreement

In September 2003, Visant, Holdco, DLJMBP III and certain of its affiliated funds (collectively, the “DLJMBP Funds”) and certain of the DLJMBP Funds’ co-investors entered into a stock purchase and stockholders’ agreement (the “Syndicate Stockholders Agreement”), pursuant to which the DLJMBP Funds sold to the co-investors shares of: (1) the Class A Common Stock, (2) Holdco’s Class B Non-Voting Common Stock (which have since been converted into shares of Class A Common Stock) and (3) Visant’s 8% Senior Redeemable Preferred Stock (which has since been repurchased).

The Syndicate Stockholders Agreement contains provisions which, among other things:

•	restrict the ability of the syndicate stockholders to make certain transfers;

•	grant the co-investors certain board observation and information rights;

•	provide for certain tag-along and drag-along rights;

•

grant preemptive rights to the co-investors to purchase a pro rata share of any new shares of common stock issued by Holdco or Jostens to any of the DLJMBP Funds or their successors prior to an initial public offering; and

•	give the stockholders piggyback registration rights in the event of a public offering in which the DLJMBP Funds sell shares.

Management Stockholders Agreement

In July 2003, Holdco, the DLJMBP Funds and certain members of management entered into a stockholders’ agreement that contains certain provisions which, among other things:

•	restrict the ability of the management stockholders to transfer their shares;

•	provide for certain tag-along and drag-along rights;

•	provide certain call and put rights;

•

grant preemptive rights to the management stockholders to purchase a pro rata share of any new shares of common stock issued by Holdco or Jostens to any of the DLJMBP Funds or their successors prior to an initial public offering;

•	grant the DLJMBP Funds six demand registration rights; and

•	give the stockholders piggyback registration rights in the event of a public offering in which the DLJMBP Funds sell shares.

Condensed Consolidating Guarantor Information	12 Months Ended
Dec. 29, 2012
Condensed Consolidating Guarantor Information

19. Condensed Consolidating Guarantor Information

As discussed in Note 10, Debt, Visant’s obligations under the Credit Facilities and the Senior Notes are guaranteed by certain of its wholly-owned subsidiaries on a full, unconditional and joint and several basis. The following tables present condensed consolidating financial information for Visant, as issuer, and its guarantor and non-guarantor subsidiaries. Included in the presentation of “Equity (earnings) loss in subsidiary, net of tax” is the elimination of intercompany interest expense incurred by the guarantors in the amount of $135.5 million, $138.0 million and $52.5 million in fiscal year 2012, 2011, and 2010, respectively.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE (LOSS) INCOME

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,087,262	$93,151	$(25,071)	$1,155,342
Cost of products sold	—	513,861	60,643	(25,014)	549,490

Gross profit	—	573,401	32,508	(57)	605,852
Selling and administrative expenses	(630)	404,155	22,851	—	426,376
(Gain) loss on sale of assets	—	(1,683)	54	—	(1,629)
Special charges	30	75,840	35	—	75,905

Operating income	600	95,089	9,568	(57)	105,200
Gain on redemption of debt	(947)	—	—	—	(947)

Income before interest and taxes	1,547	95,089	9,568	(57)	106,147
Net interest expense	156,648	137,639	143	(135,506)	158,924

(Loss) income before income taxes	(155,101)	(42,550)	9,425	135,449	(52,777)
(Benefit from) provision for income taxes	(8,305)	10,702	3,445	(19)	5,823

(Loss) income from operations	(146,796)	(53,252)	5,980	135,468	(58,600)
Equity (earnings) in subsidiary, net of tax	(88,196)	(5,980)	—	94,176	—

Net (loss) income	$(58,600)	$(47,272)	$5,980	$41,292	$(58,600)

Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	—	—	—	(1,960)
Change in cumulative translation adjustment	(167)	—	(167)	167	(167)
Minimum pension liability	(23,269)	(23,269)	—	23,269	(23,269)

Comprehensive (loss) income	$(83,996)	$(70,541)	$5,813	$64,728	$(83,996)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE (LOSS) INCOME

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,154,477	$86,383	$(23,068)	$1,217,792
Cost of products sold	—	538,404	57,221	(23,014)	572,611

Gross profit	—	616,073	29,162	(54)	645,181
Selling and administrative expenses	2,943	427,731	19,127	—	449,801
Gain on sale of assets	—	(910)	—	—	(910)
Special charges	320	44,064	29	—	44,413

Operating (loss) income	(3,263)	145,188	10,006	(54)	151,877
Net interest expense	161,931	140,055	142	(137,992)	164,136

(Loss) income before income taxes	(165,194)	5,133	9,864	137,938	(12,259)
(Benefit from) provision for income taxes	(8,966)	9,906	1,709	(24)	2,625

(Loss) income from operations	(156,228)	(4,773)	8,155	137,962	(14,884)
Equity (earnings) in subsidiary, net of tax	(141,344)	(8,155)	—	149,499	—

Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	$(14,884)

Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(3,427)	—	—	—	(3,427)
Change in cumulative translation adjustment	(1,137)	—	(1,137)	1,137	(1,137)
Minimum pension liability	(29,001)	(29,001)	—	29,001	(29,001)

Comprehensive (loss) income	$(48,449)	$(25,619)	$7,018	$18,601	$(48,449)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE INCOME

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,193,546	$60,200	$(12,859)	$1,240,887
Cost of products sold	—	553,225	36,299	(12,674)	576,850

Gross profit	—	640,321	23,901	(185)	664,037
Selling and administrative expenses	4,751	439,652	16,824	—	461,227
Loss on sale of assets	—	269	—	—	269
Special charges	—	4,298	422	—	4,720

Operating (loss) income	(4,751)	196,102	6,655	(185)	197,821
Loss on repurchase and redemption of debt	9,693	—	—	—	9,693

(Loss) income before interest and taxes	(14,444)	196,102	6,655	(185)	188,128
Net interest expense	88,853	54,919	36	(52,515)	91,293

(Loss) income before income taxes	(103,297)	141,183	6,619	52,330	96,835
(Benefit from) provision for income taxes	(18,896)	59,035	601	(72)	40,668

(Loss) income from operations	(84,401)	82,148	6,018	52,402	56,167
Equity (earnings) in subsidiary, net of tax	(140,568)	(6,018)	—	146,586	—

Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167

Other comprehensive income, net of tax:
Change in cumulative translation adjustment	(227)	—	(227)	227	(227)
Minimum pension liability	(2,222)	(2,222)	—	2,222	(2,222)

Comprehensive income	$53,718	$85,944	$5,791	$(91,735)	$53,718

CONDENSED CONSOLIDATING BALANCE SHEET

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$48,590	$3,286	$8,320	$—	$60,196
Accounts receivable, net	1,474	91,690	11,621	—	104,785
Inventories	—	106,704	5,057	(418)	111,343
Salespersons overdrafts, net	—	22,912	1,232	—	24,144
Prepaid expenses and other current assets	1,777	14,861	1,314	—	17,952
Income tax receivable	2,928	—	—	—	2,928
Intercompany receivable	379	6,100	395	(6,874)	—
Deferred income taxes	10,582	14,548	54	—	25,184

Total current assets	65,730	260,101	27,993	(7,292)	346,532
Property, plant and equipment, net	55	200,500	3,110	—	203,665
Goodwill	—	894,787	24,159	—	918,946
Intangibles, net	—	390,391	10,932	—	401,323
Deferred financing costs, net	42,740	—	—	—	42,740
Deferred income taxes	—	—	2,472	—	2,472
Intercompany receivable	527,924	—	58,662	(586,586)	—
Other assets	844	9,617	267	—	10,728
Investment in subsidiaries	742,380	103,083	—	(845,463)	—

	$1,379,673	$1,858,479	$127,595	$(1,439,341)	$1,926,406

LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Accounts payable	$5,710	$44,428	$4,963	$2	$55,103
Accrued employee compensation	6,952	20,883	3,676	—	31,511
Customer deposits	—	167,328	7,817	—	175,145
Commissions payable	—	11,649	696	—	12,345
Income taxes payable	51,917	(2,949)	515	(162)	49,321
Interest payable	34,403	111	—	—	34,514
Current portion of long-term debt and capital leases	10,668	4,556	12	—	15,236
Intercompany payable	1,982	(522)	5,415	(6,875)	—
Other accrued liabilities	3,539	21,357	1,256	—	26,152

Total current liabilities	115,171	266,841	24,350	(7,035)	399,327
Long-term debt and capital leases, less current maturities	1,862,908	6,305	2	—	1,869,215
Intercompany payable	—	586,843	—	(586,843)	—
Deferred income taxes	1,685	132,871	147	—	134,703
Pension liabilities, net	23,829	105,798	—	—	129,627
Other noncurrent liabilities	17,417	17,441	13	—	34,871

Total liabilities	2,021,010	1,116,099	24,512	(593,878)	2,567,743
Mezzanine equity	1,216	—	—	—	1,216
Stockholder’s (deficit) equity	(642,553)	742,380	103,083	(845,463)	(642,553)

	$1,379,673	$1,858,479	$127,595	$(1,439,341)	$1,926,406

CONDENSED CONSOLIDATING BALANCE SHEET

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$30,138	$2,334	$3,542	$—	$36,014
Accounts receivable, net	1,099	96,626	15,113	—	112,838
Inventories	—	104,998	4,652	(360)	109,290
Salespersons overdrafts, net	—	29,158	916	—	30,074
Prepaid expenses and other current assets	—	18,434	879	—	19,313
Income tax receivable	2,022	—	—	—	2,022
Intercompany receivable	—	12,400	—	(12,400)	—
Deferred income taxes	3,006	18,806	84	—	21,896

Total current assets	36,265	282,756	25,186	(12,760)	331,447
Property, plant and equipment, net	172	208,524	1,354	—	210,050
Goodwill	—	959,004	24,110	—	983,114
Intangibles, net	—	438,022	10,372	—	448,394
Deferred financing costs, net	52,486	—	—	—	52,486
Deferred income taxes	—	—	2,564	—	2,564
Intercompany receivable	592,610	14,303	56,229	(663,142)	—
Other assets	847	10,429	257	—	11,533
Investment in subsidiaries	812,921	97,270	—	(910,191)	—
Prepaid pension costs	—	4,906	—	—	4,906

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Accounts payable	$5,135	$44,647	$5,570	$(2)	$55,350
Accrued employee compensation	6,579	21,405	2,563	—	30,547
Customer deposits	—	168,904	8,092	—	176,996
Commissions payable	—	20,651	714	—	21,365
Income taxes payable	28,478	1,414	62	(142)	29,812
Interest payable	34,204	90	—	—	34,294
Current portion of long-term debt and capital leases	12	3,996	18	—	4,026
Intercompany payable	12,075	(4,275)	4,598	(12,398)	—
Other accrued liabilities	13,553	21,673	1,158	—	36,384

Total current liabilities	100,036	278,505	22,775	(12,542)	388,774
Long-term debt and capital leases, less current maturities	1,905,214	8,351	14	—	1,913,579
Intercompany payable	14,303	649,057	—	(663,360)	—
Deferred income taxes	(5,783)	163,878	—	—	158,095
Pension liabilities, net	18,274	78,900	—	—	97,174
Other noncurrent liabilities	21,236	23,602	13	—	44,851

Total liabilities	2,053,280	1,202,293	22,802	(675,902)	2,602,473
Mezzanine equity	578	—	—	—	578
Stockholder’s (deficit) equity	(558,557)	812,921	97,270	(910,191)	(558,557)

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(58,600)	$(47,272)	$5,980	$41,292	$(58,600)
Other cash provided by operating activities	56,320	153,545	1,768	(41,292)	170,341

Net cash (used in) provided by operating activities	(2,280)	106,273	7,748	—	111,741
Purchases of property, plant and equipment	—	(49,781)	(2,351)	—	(52,132)
Additions to intangibles	—	(2,077)	(1,171)	—	(3,248)
Proceeds from sale of property and equipment	—	4,727	—	—	4,727
Other investing activities, net	—	(2,099)	2,100	—	1

Net cash used in investing activities	—	(49,230)	(1,422)	—	(50,652)
Short-term borrowings	107,000	—	—	—	107,000
Short-term repayments	(107,000)	—	—	—	(107,000)
Repayments of long-term debt and capital leases	(34,175)	(4,508)	(17)	—	(38,700)
Proceeds from issuance of long-term debt	—	2,094	—	—	2,094
Intercompany payable (receivable)	54,907	(54,907)	—	—	—
Dividends	—	1,230	(1,230)	—	—

Net cash provided by (used in) financing activities	20,732	(56,091)	(1,247)	—	(36,606)
Effect of exchange rate changes on cash and cash equivalents	—	—	(301)	—	(301)

Increase in cash and cash equivalents	18,452	952	4,778	—	24,182
Cash and cash equivalents, beginning of period	30,138	2,334	3,542	—	36,014

Cash and cash equivalents, end of period	$48,590	$3,286	$8,320	$—	$60,196

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	(14,884)
Other cash provided by (used in) operating activities	24,825	109,545	(8,495)	11,538	137,413

Net cash provided by (used in) operating activities	9,941	112,927	(340)	1	122,529
Purchases of property, plant and equipment	—	(54,648)	(877)	—	(55,525)
Additions to intangibles	—	(212)	—	—	(212)
Proceeds from sale of property and equipment	—	6,734	—	—	6,734
Acquisition of business, net of cash acquired	—	(4,681)	—	—	(4,681)
Other investing activities, net	—	(1,233)	1,233	—	—

Net cash (used in) provided by investing activities	—	(54,040)	356	—	(53,684)
Short-term borrowings	83,000	—	—	—	83,000
Short-term repayments	(83,000)	—	—	—	(83,000)
Repayments of long-term debt and capital leases	(72,479)	(3,802)	(16)	—	(76,297)
Proceeds from issuance of long-term debt	—	349	—	—	349
Intercompany payable (receivable)	62,461	(62,460)	—	(1)	—
Dividends	—	1,262	(1,262)	—	—
Debt financing costs	(16,579)	—	—	—	(16,579)

Net cash used in financing activities	(26,597)	(64,651)	(1,278)	(1)	(92,527)
Effect of exchange rate changes on cash and cash equivalents	—	—	(501)	—	(501)

Decrease in cash and cash equivalents	(16,656)	(5,764)	(1,763)	—	(24,183)
Cash and cash equivalents, beginning of period	46,794	8,098	5,305	—	60,197

Cash and cash equivalents, end of period	$30,138	$2,334	$3,542	$—	$36,014

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167
Other cash (used in) provided by operating activities	(17,216)	81,238	(9,638)	94,184	148,568

Net cash provided by (used in) operating activities	38,951	169,404	(3,620)	—	204,735
Purchases of property, plant and equipment	—	(50,108)	(115)	—	(50,223)
Additions to intangibles	—	(1,039)	—	—	(1,039)
Proceeds from sale of property and equipment	—	751	—	—	751
Acquisition of businesses, net of cash acquired	—	(9,896)	—	—	(9,896)
Other investing activities, net	—	9	—	—	9

Net cash used in investing activities	—	(60,283)	(115)	—	(60,398)
Short-term borrowings	329,400	—	—	—	329,400
Short-term repayments	(329,400)	—	—	—	(329,400)
Repayment of long-term debt and capital leases	(820,721)	(2,916)	(561)	—	(824,198)
Proceeds from issuance of long-term debt	1,975,000	8,234	—	—	1,983,234
Intercompany payable (receivable)	111,217	(111,217)	—	—	—
Distribution to shareholder	(1,303,731)	—	—	—	(1,303,731)
Debt financing costs and related expenses	(52,262)	—	—	—	(52,262)
Other financing activities	—	1,051	(1,051)	—	—

Net cash used in financing activities	(90,497)	(104,848)	(1,612)	—	(196,957)
Effect of exchange rate changes on cash and cash equivalents	—	—	(276)	—	(276)

(Decrease) increase in cash and cash equivalents	(51,546)	4,273	(5,623)	—	(52,896)
Cash and cash equivalents, beginning of period	98,340	3,825	10,928	—	113,093

Cash and cash equivalents, end of period	$46,794	$8,098	$5,305	$—	$60,197

Schedule II- Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2012
Schedule II- Valuation and Qualifying Accounts

FINANCIAL STATEMENT SCHEDULE

Schedule II- Valuation and Qualifying Accounts

Visant Corporation and subsidiaries

	Allowance for uncollectible accounts (1)	Allowance for sales returns (2)	Salesperson overdraft reserve (1)
Balance, January 2, 2010	$5,085	$7,511	$8,737

Charged to expense	2,733	23,009	3,470
Deductions	2,747	23,404	740

Balance, January 1, 2011	$5,071	$7,116	$11,467

Charged to expense	2,416	21,426	2,933
Deductions	2,161	21,508	1,485

Balance, December 31, 2011	$5,326	$7,034	$12,915

Charged to expense	2,253	19,329	2,135
Deductions	2,647	20,305	5,047

Balance, December 29, 2012	$4,932	$6,058	$10,003

(1)	Deductions represent uncollectible accounts written off, net of recoveries
(2)	Deductions represent returns processed against reserve

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 29, 2012
Description of Business

Description of Business

The Company is a marketing and publishing services enterprise servicing the school affinity, direct marketing, fragrance, cosmetic and personal care sampling and packaging, and educational and trade publishing segments. The Company sells products and services to end customers through several different sales channels including independent sales representatives and dedicated sales forces. Sales and results of operations are impacted by a number of factors, including general economic conditions, seasonality, cost of raw materials, school population trends, the availability of school funding, product and service offerings and quality and price.

On October 4, 2004, an affiliate of Kohlberg Kravis Roberts & Co. L.P. (“KKR”) and affiliates of DLJ Merchant Banking Partners III, L.P. (“DLJMBP III”) completed a series of transactions which created a marketing and publishing services enterprise (the “Transactions”) through the combination of Jostens, Inc. (“Jostens”), Von Hoffmann Corporation (“Von Hoffmann”) and AKI, Inc. and its subsidiaries (“Arcade”).

As of December 29, 2012, affiliates of KKR and DLJMBP III (the “Sponsors”) held approximately 49.2% and 41.1%, respectively, of Visant Holding Corp.’s (“Holdco”) voting interest, while each continued to hold approximately 44.7% of Holdco’s economic interest. As of December 29, 2012, the other co-investors held approximately 8.4% of the voting interest and 9.1% of the economic interest of Holdco, and members of management held approximately 1.3% of the voting interest and approximately 1.5% of the economic interest of Holdco (exclusive of exercisable options). Visant is an indirect wholly owned subsidiary of Holdco.

Basis of Presentation

Basis of Presentation

The consolidated financial statements included herein are for Visant and its wholly-owned subsidiaries.

All intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to December 31st and as a result, a 53rd week is added approximately every sixth year. The Company’s 2012 fiscal year ended on December 29, 2012. Fiscal years 2012, 2011, 2010 and 2009 consisted of 52 weeks, and the 2008 fiscal year included a 53rd week. While quarters normally consist of 13-week periods, the fourth quarter of fiscal 2008 included a 14th week.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when the earnings process is complete, evidenced by an agreement with the respective customer, delivery and acceptance has occurred, collectability is probable and pricing is fixed or determinable. Revenue is recognized (1) when products are shipped (if shipped free on board “FOB” shipping point), (2) when products are delivered (if shipped FOB destination) or (3) as services are performed as determined by contractual agreement, but in all cases only when risk of loss has transferred to the customer and the Company has no further performance obligations.

Shipping and Handling	Shipping and Handling Net sales include amounts billed to customers for shipping and handling costs. Costs incurred for shipping and handling are recorded in cost of products sold.
Cost of Products Sold

Cost of Products Sold

Cost of products sold primarily includes the cost of paper and other materials, direct and indirect labor and related benefit costs, depreciation of production assets and shipping and handling costs.

Warranty Costs

Warranty Costs

Provisions for warranty costs related to Jostens’ scholastic products, particularly class rings due to their lifetime warranty, are recorded based on historical information and current trends in manufacturing costs. The provision related to the lifetime warranty is based on the number of rings manufactured in the prior school year consistent with industry standards. For fiscal years ended 2012, 2011 and 2010, the provision for the total net warranty costs was $4.9 million, $4.8 million and $5.1 million, respectively. Warranty repair costs for rings manufactured in the current school year are expensed as incurred. Accrued warranty costs in the accompanying consolidated balance sheets were approximately $0.6 million as of each of December 29, 2012 and December 31, 2011.

Selling and Administrative Expenses

Selling and Administrative Expenses

Selling and administrative expenses are expensed as incurred. These costs primarily include salaries and related benefits of sales and administrative personnel, sales commissions, amortization of intangibles and professional fees such as audit and consulting fees.

Advertising

Advertising

The Company expenses advertising costs as incurred. Selling and administrative expenses included advertising expense of $9.1 million for 2012, $7.9 million for 2011 and $7.8 million for 2010.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated at the current exchange rate as of the balance sheet date, and income statement amounts are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded in Accumulated Other Comprehensive Loss.

Supplier Concentration

Supplier Concentration

Jostens purchases substantially all precious, semi-precious and synthetic stones from a single supplier located in Germany. Arcade’s products utilize specific grades of paper and foil and other laminates for which it relies on limited suppliers with whom it does not have written supply agreements in place.

Derivative Financial Instruments

Derivative Financial Instruments

The Company recognizes all derivatives on the balance sheet at fair value. Changes in the fair value of derivatives are either recorded in earnings or other comprehensive income (loss), based on whether the instrument qualifies for and is designated as part of a hedging relationship. Gains or losses on derivative instruments reported in other comprehensive income (loss) are reclassified into earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion, if any, of a derivative’s change in fair value is recognized in earnings in the current period. Refer to Note 11, Derivative Financial Instruments and Hedging Activities, for further details.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense related to all equity awards granted, including awards modified, repurchased or cancelled based on the fair values of the awards at the grant date. For the years ended December 29, 2012, December 31, 2011 and January 1, 2011, Visant recognized compensation expense related to stock-based compensation of approximately $1.1 million, $7.0 million and $13.4 million, respectively, which was included in selling and administrative expenses. Refer to Note 15, Stock-based Compensation, for further details.

Mezzanine Equity

Mezzanine Equity

Certain management stockholder agreements contain a purchase feature pursuant to which, in the event the holder’s employment terminates as a result of the death or permanent disability (as defined in the agreement) of the holder, the holder (or his/her estate, in the case of death) has the option to require that the common shares or vested options be purchased from the holder (estate) and settled in cash. These equity instruments are considered temporary equity and have been classified as mezzanine equity on the balance sheet as of December 29, 2012 and December 31, 2011, respectively.

Cash and Cash Equivalents	Cash and Cash Equivalents All investments with an original maturity of three months or less on their acquisition date are considered to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company makes estimates of potentially uncollectible customer accounts receivable and evaluates the adequacy of the allowance periodically. The evaluation considers historical loss experience, the length of time receivables are past due, adverse situations that may affect a customer’s ability to pay and prevailing economic conditions. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective, and estimates may be revised as more information becomes available.

Allowance for Sales Returns

Allowance for Sales Returns

The Company makes estimates of potential future product returns related to current period product revenue. The Company evaluates the adequacy of the allowance periodically. This evaluation considers historical return experience, changes in customer demand and acceptance of the Company’s products and prevailing economic conditions. The Company makes adjustments to the allowance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective, and estimates may be revised as more information becomes available.

Allowance for Salespersons Overdrafts

Allowance for Salespersons Overdrafts

The Company makes estimates of potentially uncollectible receivables arising from sales representative draws paid in advance of earned commissions. These estimates are based on historical commissions earned and length of service for each sales representative. The Company evaluates the adequacy of the allowance on a periodic basis. The evaluation considers historical loss experience, length of time receivables are past due, adverse situations that may affect a sales representative’s ability to repay and prevailing economic conditions. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by using standard costing, which approximates the first-in, first-out (FIFO) method for all inventories except gold, which are determined using the last-in, first-out (LIFO) method. Cost includes direct materials, direct labor and applicable overhead. Obsolescence adjustments are provided as necessary in order to approximate inventories at market value. This evaluation is inherently subjective, and estimates may be revised as more information becomes available.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at historical cost except when adjusted to fair value in applying purchase accounting in conjunction with an acquisition or merger or when recording an impairment. Maintenance and repairs are charged to operations as incurred. Major renewals and improvements are capitalized. Depreciation is determined for financial reporting purposes by using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	7 to 40
Machinery and equipment	3 to 12
Capitalized software	2 to 5
Transportation equipment	4 to 10
Furniture and fixtures	3 to 7

Assets acquired under capital leases are depreciated using a straight-line method over the estimated useful life of the asset and are included in depreciation expense.

Capitalization of Internal-Use Software

Capitalization of Internal-Use Software

Costs of software developed or obtained for internal use are capitalized once the preliminary project stage has concluded, management commits to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended. Capitalized costs include only (1) external direct costs of materials and services consumed in developing or obtaining internal-use software, (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software project and (3) interest costs incurred, when material, while developing internal-use software. Capitalization of costs ceases when the project is substantially complete and ready for its intended use.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

Goodwill is measured as the excess of the cost of an acquired entity over the fair value assigned to identifiable assets acquired and liabilities assumed. The Company is required to test goodwill and other intangible assets with indefinite lives for impairment annually, or more frequently if impairment indicators occur. The impairment test requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units, assigning goodwill and other indefinite-lived intangible assets to reporting units and determining the fair value of each reporting unit.

As part of the annual impairment analysis for each reporting unit, the Company engaged a third-party appraisal firm to assist in the determination of the estimated fair value of each unit. This determination included estimating the fair value using both the income and market approaches. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates. The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping. Where applicable, the Company weighted both the income and market approach equally to estimate the concluded fair value of each reporting unit. The projections are based on management’s best estimate given recent financial performance, market trends, strategic plans and other available information. Changes in these estimates and assumptions could materially affect the determination of fair value and/or impairment for each reporting unit.

The most recent impairment testing was completed as of the beginning of the fourth quarter of fiscal year 2012, at which time the Company recognized impairment charges of $29.3 million and $26.0 million relating to an impairment of goodwill in its publishing services and direct mail reporting units, respectively, which are included in the Marketing and Publishing Services segment, and an $8.9 million impairment of goodwill in its Neff reporting unit which is included in its Scholastic segment. The impairment charges were primarily attributable to ongoing negative industry-specific factors, including continued constraints in government funding for educational textbook purchasing, the shift towards digital books in the trade book industry, competitive pricing pressures and excess capacity in the print and related services industry and reduced consumer spending levels on scholastic and affinity related products. The Company observed a decline in the operating results of the respective reporting units which led management to reduce forecasted sales and profitability for the remainder of 2012 and the discrete periods included in the projections.

As part of such impairment test, the Company first determined that the fair value of each of the publishing services, direct mail and Neff reporting unit’s indefinite-lived intangible assets was equal to or exceeded its carrying value as of the testing date. The Company next evaluated the recoverability of each reporting unit’s amortizable and depreciable long-lived assets by comparing the carrying value of the respective asset group to the estimated undiscounted future cash flows expected to be generated from such assets. Based on the fact that the undiscounted future cash flows of the respective asset groups over their expected remaining useful lives exceeded their respective carrying values, there was no indication of a lack of recoverability of such cash flows and, therefore, no impairment was measured. The Company then commenced a two-step impairment test of each reporting unit’s goodwill which had an aggregate pre-impairment carrying value of $128.9 million. In each of the Step 1 tests performed, the carrying value of each reporting unit exceeded its estimated fair value and, therefore, the Company proceeded to Step 2. In Step 2, the calculation determined that the aggregate implied fair value of the reporting units’ goodwill was $64.7 million and, accordingly, the Company recognized an aggregate pre-tax impairment charge of $64.2 million relating to the carrying value of goodwill.

The fair value of each of the other reporting units tested for impairment was substantially in excess of its carrying value except for a reporting unit in the Scholastic segment. The fair value of such reporting unit exceeded its carrying value by 12.2% and goodwill of such reporting unit was $295.8 million as of December 29, 2012. The impact of a 10% decrease in estimated future cash flows for such reporting unit, which is primarily influenced by projections of future revenue, would not result in failing the Step 1 test. The reported value of goodwill and indefinite-lived intangible assets at the end of fiscal 2012 and 2011 totaled approximately $1,180.4 million and $1,244.6 million, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

An impairment loss on long-lived assets, including intangible assets with finite lives, is recognized whenever events or changes in circumstances indicate the carrying amount of an asset is not recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in the evaluation of impairment. If the carrying amount of the asset exceeds expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate used to evaluate potential investments. For fiscal years ended December 29, 2012 and December 31, 2011, the Company recorded approximately $1.9 million and $4.6 million, respectively, of impairment charges in connection with the closure of certain facilities. For fiscal year 2010, long-lived assets with a carrying amount of $0.2 million exceeded the expected cash flows and were written down to their fair value of $0, resulting in an impairment charge of $0.2 million. Refer to Note 2, Restructuring Activity and Other Special Charges, for further details.

Customer Deposits	Customer Deposits Amounts received from customers in the form of cash down payments to purchase goods and services are recorded as a liability until the goods or services are delivered.
Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Income tax expense represents the taxes payable for the current period, the changes in deferred taxes during the year, and the effect of changes in tax reserve requirements. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Significant judgment is required in determining the Company’s income tax expense. Uncertain tax positions are evaluated under the more-likely-than-not threshold for financial statement recognition and measurement for tax positions taken or expected to be taken in a tax return. The Company reviews its tax positions quarterly and adjusts its tax reserve balances as more information becomes available. Refer to Note 13, Income Taxes, for additional information on the provision for income taxes.

All interest and penalties on income tax assessments are recorded as income tax expense, and all interest income in connection with income tax refunds is recorded as a reduction of income tax expense.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (“FASB”) amended its authoritative guidance related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more-likely-than-not that a goodwill impairment exists. In determining whether it is more-likely-than-not that a goodwill impairment exists, consideration should be made as to whether there are any adverse qualitative factors indicating that an impairment may exist. This guidance became effective for the first reporting period beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In December 2010, the FASB amended its authoritative guidance related to business combinations entered into by an entity that is material on an individual or aggregate basis. These amendments clarify existing guidance that, if an entity presents comparative financial statements that include a material business combination, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The amendments also require expanded supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance became effective, on a prospective basis, for business combinations for which the acquisition date is on or after the first annual reporting period after December 15, 2010. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”) which generally provides a uniform framework for fair value measurements and related disclosures between GAAP and the International Financial Reporting Standards (“IFRS”). Additional disclosure requirements in ASU 2011-04 include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs, (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference, (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 became effective for interim and annual periods beginning on or after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05 (“ASU 2011-05”) which revises the manner in which entities present comprehensive income in their financial statements. This new guidance amends existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, referred to as the statement of comprehensive income, or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. Also, items that are reclassified from other comprehensive income to net income must be presented on the face of the financial statements. ASU 2011-05 became effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-08 (“ASU 2011-08”) which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in Step 1 of the goodwill impairment test. If an entity determines, on the basis of qualitative factors, that the fair value of a reporting unit is, more likely than not, less than the carrying amount for such reporting unit, then the two-step goodwill impairment test would be required. Otherwise, further goodwill impairment testing would not be required. Companies are not required to perform the qualitative assessment for any reporting unit in any period and may proceed directly to Step 1 of the goodwill impairment test. A company that validates its conclusion by measuring fair value can resume performing the qualitative assessment in any subsequent period. ASU 2011-08 became effective for annual and interim goodwill impairment tests performed with respect to fiscal years beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-09 (“ASU 2011-09”) which amends ASC 715-80 by increasing the quantitative and qualitative disclosures an employer is required to provide about its participation in significant multiemployer plans that offer pension or other postretirement benefits. The objective of ASU 2011-09 is to enhance the transparency of disclosures about (1) the significant multiemployer plans in which an employer participates, (2) the level of the employer’s participation in those plans, (3) the financial health of the plans and (4) the nature of the employer’s commitments to the plans. ASU 2011-09 is effective for fiscal years ending after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12 (“ASU 2011-12”) which defers certain provisions of ASU 2011-05. One provision of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). This requirement is indefinitely deferred under ASU 2011-12 and will be further deliberated by the FASB at a future date. During the deferral period, all entities are required to comply with existing requirements for reclassification adjustments in Accounting Standards Codification 220, Comprehensive Income, which indicates that “an entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements.” The effective date of ASU 2011-12 for public entities is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company’s adoption of this guidance did not have a material impact on its financial statements.

On July 27, 2012, the FASB issued Accounting Standards Update 2012-02 (“ASU 2012-02”) which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset, other than goodwill, for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test (1) indefinite-lived intangible assets annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact and disclosure under this guidance but does not expect this standard to have a material impact, if any, on its financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 29, 2012
Estimated Useful Lives of Property, Plant and Equipment

Depreciation is determined for financial reporting purposes by using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	7 to 40
Machinery and equipment	3 to 12
Capitalized software	2 to 5
Transportation equipment	4 to 10
Furniture and fixtures	3 to 7

Restructuring Activity and Other Special Charges (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Changes in Restructuring Accruals

Changes in the restructuring accruals during fiscal 2012 were as follows:

In thousands	2012 Initiatives	2011 Initiatives	2010 Initiatives	2009 Initiatives	Total
Balance at December 31, 2011	$—	$2,384	$241	$267	$2,892
Restructuring charges	10,126	(277)	(20)	(4)	9,825
Severance paid	(7,208)	(2,094)	(221)	(263)	(9,786)

Balance at December 29, 2012	$2,918	$13	$—	$—	$2,931

Acquisitions (Tables) (Color Optics Inc [Member])	12 Months Ended
Dec. 29, 2012
Color Optics Inc [Member]
Schedule of Final Allocation of Purchase Price

The final allocation of the purchase price for the Color Optics acquisition was as follows:

In thousands
Current assets	$3,451
Property, plant and equipment	614
Intangible assets	—
Goodwill	—
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)

$4,776

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Amounts Included in Determined for Accumulated Other Comprehensive Loss

The following amounts were included in determining accumulated other comprehensive loss for the years indicated:

In thousands	Foreign currency translation	Pension and other postretirement, benefit adjustments, net of taxes	Change in fair value of derivatives, net of taxes	Accumulated other comprehensive loss
Balance at January 2, 2010	$4,905	$(32,052)	$—	$(27,147)
Fiscal 2010 period change	(227)	(2,222)	—	(2,449)

Balance at January 1, 2011	$4,678	$(34,274)	$—	$(29,596)
Fiscal 2011 period change	(1,137)	(29,001)	(3,427)	(33,565)

Balance at December 31, 2011	$3,541	$(63,275)	$(3,427)	$(63,161)
Fiscal 2012 period change	(167)	(23,269)	(1,960)	(25,396)

Balance at December 29, 2012	$3,374	$(86,544)	$(5,387)	$(88,557)

Accounts Receivable (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Accounts Receivable

Net accounts receivable were comprised of the following:

In thousands	2012	2011
Trade receivables	$115,775	$125,198
Allowance for doubtful accounts	(4,932)	(5,326)
Allowance for sales returns	(6,058)	(7,034)

Accounts receivable, net	$104,785	$112,838

Inventories (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Inventories

Inventories were comprised of the following:

In thousands	2012	2011
Raw materials and supplies	$37,920	$48,144
Work-in-process	43,662	31,685
Finished goods	29,761	29,461

Inventories	$111,343	$109,290

Fair Value Measurements (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Financial Assets and Liabilities that are Recorded at Fair Value on Recurring Basis

	Fair Value Measurements Using
In thousands	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Input Level 2	Significant Unobservable Inputs Level 3	Total Loss
Interest Rate Swaps included as liabilities		$8,604		$8,604

Schedule of Non-Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table provides information by level for non-financial assets and liabilities that were measured at fair value during 2012 on a nonrecurring basis.

		Fair Value Measurements Using
In thousands	Fair Value December 29, 2012	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Input Level 2	Significant Unobservable Inputs Level 3	Total Loss
Long-lived assets	$1,780	$—	$1,780	$—	$1,863
Goodwill	$918,946	$—	$—	$918,946	$64,217

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Net Property, Plant and Equipment

Net property, plant and equipment, which includes capital lease assets, consisted of the following:

In thousands	2012	2011
Land	$10,819	$12,439
Buildings	67,559	65,221
Machinery and equipment	340,294	325,952
Capitalized software	76,825	62,376
Transportation equipment	181	167
Furniture and fixtures	24,308	24,222
Construction in progress	6,157	10,909

Total property, plant and equipment	526,143	501,286
Less accumulated depreciation and amortization	(322,478)	(291,236)

Property, plant and equipment, net	$203,665	$210,050

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 29, 2012
Change in Carrying Amount of Goodwill

The change in the carrying amount of goodwill is as follows:

In thousands	Scholastic	Memory Book	Marketing and Publishing Services	Total
Balance at December 31, 2011	$309,878	$391,178	$282,058	$983,114
Goodwill additions during the period	—	—	—	—
Impairment of goodwill	(8,900)	—	(55,317)	(64,217)
Currency translation	49	—	—	49

Balance at December 29, 2012	$301,027	$391,178	$226,741	$918,946

Schedule of Information Regarding Other Intangible Assets

Information regarding other intangible assets as of December 29, 2012 and December 31, 2011 is as follows:

		2012			2011
In thousands	Estimated useful life	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
School relationships	10 years	$330,000	$(311,034)	$18,966	$330,000	$(278,161)	$51,839
Internally developed software	2 to 5 years	8,600	(8,600)	—	9,800	(9,800)	—
Patented/unpatented technology	3 years	14,767	(12,102)	2,665	12,692	(11,670)	1,022
Customer relationships	4 to 40 years	159,969	(61,167)	98,802	158,339	(48,811)	109,528
Trademarks (definite lived)	20 years	489	(65)	424	471	(32)	439
Restrictive covenants	3 to 10 years	53,189	(34,203)	18,986	55,459	(31,373)	24,086

		567,014	(427,171)	139,843	566,761	(379,847)	186,914
Trademarks	Indefinite	261,480	—	261,480	261,480	—	261,480

		$828,494	$(427,171)	$401,323	$828,241	$(379,847)	$448,394

Debt (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Debt Obligations

As of the end of 2012 and 2011, debt obligations consisted of the following:

In thousands	2012	2011
Senior secured term loan facilities, net of original issue discount of $15.5 million:
Term Loan B, variable rate, 5.25% at December 29, 2012 and December 31, 2011 with quarterly interest payments, principal due and payable at maturity—December 2016	$1,136,905	$1,155,212
Senior notes, 10.00% fixed rate, with semi-annual interest payments of $36.8 million in April and October, principal due and payable at maturity—October 2017	736,670	750,000

	1,873,575	1,905,212
Equipment financing arrangements	6,093	6,055
Capital lease obligations	4,783	6,338

Total debt	$1,884,451	$1,917,605

Schedule of Maturities of Debt Obligations

Maturities of debt obligations, excluding original issue discount of $15.5 million, as of the end of 2012 are as follows:

In thousands
Visant:
2013	$15,236
2014	4,361
2015	1,317
2016	1,142,297
2017	736,742
Thereafter	—

Total debt	$1,899,953

Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 29, 2012
Pre-Tax Fair Value of Derivative Financial Instruments

The table below presents the pre-tax fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 29, 2012 and December 31, 2011:

In thousands	Classification in the Consolidated Balance Sheets	2012	2011
Liability Derivatives:
Derivatives designated as hedging instruments
Interest rate swaps	Other accrued liabilities	$3,399	$3,705
Interest rate swaps	Other noncurrent liabilities	5,205	1,766

Total		$8,604	$5,471

Schedule of Loss Recognized in Other Comprehensive (Loss) Income on Derivatives

In thousands	Amount of loss recognized in Other Comprehensive (Loss) Income on derivatives (effective portion)
Loss on Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(8,604)	$(5,471)	$—

	$(8,604)	$(5,471)	$—

Schedule of Effect of Derivative Financial Instruments on Statements of Operations and Comprehensive (Loss) Income

The tables below present the effect of the Company’s derivative financial instruments on its Consolidated Statements of Operations and Comprehensive (Loss) Income for the twelve months ended December 29, 2012, December 31, 2011 and January 1, 2011:

In thousands Loss on Derivatives Designated as Hedges	Classification in Consolidated Statement Of Operations and Comprehensive (Loss) Income	2012	2011	2010
Foreign currency forward contracts	Selling, general and administrative expenses	$—	$—	$32

		$—	$—	$—

In thousands Loss on Derivatives Designated as Hedges	Classification in Consolidated Statement Of Operations and Comprehensive (Loss) Income	2012	2011	2010
Interest Rate Swaps	Interest Expense	$3,744	$—	$—

		$3,744	$—	$—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Future Minimum Lease Payments Under Leases

Future minimum lease payments under the leases are as follows:

In thousands	Operating Leases	Capital Leases
2013	$6,689	$2,556
2014	6,067	2,163
2015	4,956	233
2016	4,172	34
2017	3,417	28
Thereafter	4,312	—

Total minimum lease payments	$29,613	$5,014

Less interest expense	—	(231)

Capital lease obligations	$—	$4,783

Income Taxes (Tables)	12 Months Ended
Dec. 29, 2012
Components of (Loss) Income before Income Taxes and Provision for Income Taxes

The U.S. and foreign components of (loss) income before income taxes and the provision for income taxes for the Company consist of:

In thousands	2012	2011	2010
Domestic	$(62,201)	$(22,134)	$90,259
Foreign	9,424	9,875	6,576

(Loss) income before income taxes	$(52,777)	$(12,259)	$96,835

Federal	$9,146	$(76)	$31,220
State	4,297	2,128	7,852
Foreign	3,099	1,748	1,874

Total current income taxes	16,542	3,800	40,946
Deferred	(10,719)	(1,175)	(278)

Provision for income taxes	$5,823	$2,625	$40,668

Reconciliation Between Provision for Income Taxes Computed at U.S. Federal Statutory Rate and Income Taxes

A reconciliation between the provision for income taxes computed at the U.S. federal statutory rate and income taxes for financial reporting purposes is as follows:

In thousands	2012		2011		2010
Federal tax at statutory rate	$(18,472)	35.0%	$(4,291)	35.0%	$33,892	35.0%
State tax, net of federal tax benefit	77	(0.1%)	260	(2.1%)	5,631	5.8%
State deferred tax rate change, net of federal effect	425	(0.8%)	(1,323)	10.8%	(567)	(0.6%)
Foreign tax credits generated, net of expirations	11,202	(21.2%)	—	—	296	0.3%
Foreign earnings repatriation, net	1,963	(3.7%)	1,534	(12.5%)	2,108	2.2%
Goodwill and intangible impairment charges	21,889	(41.5%)	8,216	(67.0%)	—	—
Decrease in deferred tax valuation allowance	(10,882)	20.6%	—	—	(296)	(0.3%)
Foreign tax rate differences	(435)	0.8%	(522)	4.2%	(12)	0.0%
Other differences, net	56	(0.1%)	(1,249)	10.2%	(384)	(0.4%)

Provision for income taxes	$5,823	(11.0%)	$2,625	(21.4%)	$40,668	42.0%

Tax Effect of Temporary Differences which Give Rise to Deferred Tax Assets and Liabilities

The tax effect of temporary differences which give rise to deferred tax assets and liabilities is:

In thousands	2012	2011
Basis difference on property, plant and equipment	$(35,025)	$(39,951)
Capitalized software development costs	(9,690)	(5,999)
Basis difference on financing arrangements	(14,928)	(18,353)
Basis difference on intangible assets	(144,711)	(161,685)
Other	(3,169)	(3,221)

Deferred tax liabilities	(207,523)	(229,209)

Reserves for accounts receivable and salespersons overdrafts	8,069	9,842
Reserves for employee benefits	21,131	18,665
Other reserves not recognized for tax purposes	6,926	5,968
Foreign tax credit carryforwards	2,853	14,055
Net operating loss and state tax credit carryforwards	13,184	23,030
Basis difference on pension liabilities	37,953	25,969
Other	13,533	12,100

Deferred tax assets	103,649	109,629
Valuation allowance	(3,173)	(14,055)

Deferred tax assets, net	100,476	95,574

Net deferred tax liability	$(107,047)	$(133,635)

Reconciliation of Total Gross Amount Recorded for Unrecognized Tax Benefits

The reconciliation of the total gross amount recorded for unrecognized tax benefits for the Company is as follows:

In thousands	2012	2011	2010
Balance at beginning of period	$16,141	$17,104	$17,645
Gross increases—tax positions in prior periods	104	—	445
Gross decreases—tax positions in prior periods	(7,606)	(1,286)	(370)
Gross increases—current period tax positions	—	674	368
Settlements—(payments) refunds	(233)	3	(242)
Lapse of statute of limitations	—	(354)	(742)

Balance at end of period	$8,406	$16,141	$17,104

Benefit Plans (Tables)	12 Months Ended
Dec. 29, 2012
Components of Changes in Benefit Obligations and Fair Value of Plan Assets

The following tables set forth the components of the changes in benefit obligations and fair value of plan assets during fiscal 2012 and 2011 as well as the funded status and amounts recognized in the balance sheets as of December 29, 2012 and December 31, 2011, for all defined benefit plans combined and retiree welfare plans. The information presented for the 2012 plan year and 2011 plan year is based on a measurement date of December 29, 2012 and December 31, 2011, respectively. Furthermore, the Jostens plans represent 86% of the aggregate benefit obligation and 91% of the aggregate plan assets as of the end of fiscal 2012, with benefits for Lehigh representing 14% of the liability and 9% of the assets for the same period.

	Pension benefits		Postretirement benefits
In thousands	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation, beginning of period	$342,266	$318,509	$1,498	$1,756
Service cost	4,581	4,932	4	6
Interest cost	17,969	17,830	62	101
Actuarial gain (loss)	58,703	17,748	270	(20)
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487
Other adjustments: curtailment	(4,205)	(47)	—	—

Benefit obligation, end of period	$401,141	$342,266	$1,380	$1,498

Change in plan assets
Fair value of plan assets, beginning of period	$248,950	$269,809	$—	$—
Actual return on plan assets	36,862	(6,609)	—	—
Company contributions	2,542	2,456	454	345
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487

Fair value of plan assets, end of period	$270,181	$248,950	$—	$—

Funded status—End of Period
Funded status, over-funded plans	$—	$4,906	$—	$—
Funded status, under-funded plans	(130,960)	(98,222)	(1,380)	(1,498)

Net funded status	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts recognized in the balance sheets
Non-current assets	$—	$4,906	$—	$—
Current liabilities	(2,547)	(2,337)	(170)	(211)
Non-current liabilities	(128,413)	(95,885)	(1,210)	(1,287)

Net pension amounts recognized on Consolidated balance sheets	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts in Accumulated Other Comprehensive Loss (Income)
Net loss	$143,241	$107,681	$643	$398
Prior service credits	—	(2,183)	(1,366)	(1,643)

Other comprehensive loss (income)—total	$143,241	$105,498	$(723)	$(1,245)

Amortization expense expected to be recognized during next fiscal year
Net loss	$4,428	$6,113	$51	$26
Prior service credits	—	(844)	(277)	(277)

Total amortizations	$4,428	$5,269	$(226)	$(251)

Non-qualified Retirement Benefits, Obligations in Excess of Plan Assets

Non-qualified retirement benefits, included in the tables above, with obligations in excess of plan assets were as follows:

In thousands	2012	2011
Projected benefit obligation	$34,014	$30,843
Accumulated benefit obligation	$34,014	$29,903
Fair value of plan assets	$—	$—

Net Periodic Benefit Expense (Income) of Pension and Other Postretirement Benefit Plans

Net periodic benefit expense (income) of the pension and other postretirement benefit plans included the following components:

	Pension benefits
In thousands	2012	2011
Service cost	$4,581	$4,932
Interest cost	17,969	17,830
Expected return on plan assets	(24,036)	(24,692)
Amortization of prior year service cost	(844)	(834)
Amortization of net actuarial loss	6,113	2,334
Other adjustment: curtailment	(1,339)	34

Net periodic benefit expense (income)	$2,444	$(396)

	Postretirement benefits
In thousands	2012	2011
Service cost	$4	$6
Interest cost	61	101
Amortization of prior year service cost	(277)	(277)
Amortization of net actuarial loss	26	29

Net periodic benefit income	$(186)	$(141)

Weighted-Average Assumptions Used to Determine End-of-Year Benefit Obligations

Weighted-average assumptions used to determine end-of-year benefit obligations are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	4.19%	5.39%	3.21%	4.47%
Lehigh	4.19%	5.39%	N/A	N/A
Rate of compensation increase:
Jostens	3.40%	3.45%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the year are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	5.39%	5.75%	4.47%	5.75%
Lehigh	5.39%	5.75%	N/A	N/A
Expected long-term rate of return on plan assets:
Jostens	9.00%	9.00%	N/A	N/A
Lehigh	9.00%	9.00%	N/A	N/A
Rate of compensation increase:
Jostens	3.45%	5.50%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates are as follows:

	Postretirement benefits
	2012	2011
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2016	2015

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates have some effect on the amounts reported for health care plans. For 2012, a one percentage point change in the assumed health care cost trend rates would have had the following effects:

In thousands	Impact of 1% Increase	Impact of 1% Decrease
Effect on total of service and interest cost components	$4	$(3)
Effect on postretirement benefit obligation	$83	$(74)

Weighted-Average Asset Allocations for Pension Plans

The weighted-average asset allocations for the pension plans as of the measurement dates of December 29, 2012 and December 31, 2011, by asset category, are as follows:

Asset Category	2012	2011
Equity securities	68.2%	69.6%
Debt securities	20.3%	20.4%
Other	11.5%	10.0%

Total	100%	100%

Fair Values of Defined Benefit Assets

The fair values of the defined benefit assets at December 29, 2012, by asset class are as follows:

In thousands	Fair Value December 29, 2012	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$95,970	$95,970	$—	$—
Small/ Mid Cap (2)	26,197	26,197	—	—
Intl/ World Equity (3)	62,098	62,098	—	—
Debt Securities
High Yield Bond Fund (4)	41,484	41,484	—	—
Emerging Markets Debt (5)	13,350	13,350	—	—
Cash	2	2	—	—
Alternatives
Structured Credit (6)	31,080	—	—	31,080

Total	$270,181	$239,101	$—	$31,080

The fair values of the defined benefit assets at December 31, 2011, by asset class are as follows:

In thousands	Fair Value December 31, 2011	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$90,237	$90,237	$—	$—
Small/ Mid Cap (2)	24,850	24,850	—	—
Intl/ World Equity (3)	58,280	58,280	—	—
Debt Securities
High Yield Bond Fund (4)	38,212	38,212	—	—
Emerging Markets Debt (5)	12,517	12,517	—	—
Alternatives
Structured Credit (6)	24,854	—	—	24,854

Total	$248,950	$224,096	$—	$24,854

(1)	The fund invests in equity securities of large companies and in portfolio strategies designed to correlate to a portfolio composed of large-cap equity securities. The value is based on quoted prices in active markets.
(2)	The fund invests in equity securities of small-to-mid cap companies. The value is based on quoted prices in active markets.
(3)	The fund invests primarily in common stock and other equity securities located outside the United States. The value is based on quoted prices in active markets.
(4)	The fund invests at least 80% of its net assets in high-yield fixed-income securities. The fund will invest primarily in fixed-income securities below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero-coupon obligation. The value is based on quoted prices in active markets.
(5)	The fund invests at least 80% of its net assets in fixed-income securities and emerging market issuers. The fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging-market countries, as well as entities organized to restructure the outstanding debt of such issuers. The value is based on quoted prices in active markets.
(6)	The fund is an alternative investment and invests primarily in collateralized debt obligations (“CDOs”) and other structured credit vehicles.
(7)	Refer to Note 7, Fair Value Measurements, for definitions of the three levels of fair value measurements.

Rollforward of Structured Credit Fund

The following number represents a rollforward of the structured credit fund:

In thousands	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Structured Credit Fund
Beginning balance as of January 1, 2011	$—
Actual return on plan assets	154
Purchase, sales and settlements	24,700
Transfers in/out of Level 3	—

Ending balance as of December 31, 2011	$24,854

Actual return on plan assets	6,226
Purchase, sales and settlements	—
Transfers in/out of Level 3	—

Ending balance as of December 29, 2012	$31,080

Estimated Benefit Payments Under Pension and Postretirement Benefit Plans

Estimated benefit payments under the pension and postretirement benefit plans are as follows:

In thousands	Pension benefits	Postretirement benefits
2013	$18,912	$173
2014	19,611	180
2015	20,261	168
2016	21,221	169
2017	21,480	152
2018 through 2022	117,012	464

Total estimated payments	$218,497	$1,306

Stock-based Compensation (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Stock Option Activity

The following table summarizes stock option activity for the Company:

Options in thousands	Options	Weighted - average exercise price
Outstanding at December 31, 2011	283	$44.93
Exercised	—	$—
Granted	40	$96.20
Forfeited/expired	(6)	$146.66
Cancelled	—	$—

Outstanding at December 29, 2012	317	$49.28

Vested or expected to vest at December 29, 2012	317	$49.28

Exercisable at December 29, 2012	277	$42.58

Summary of Fair Value Stock Option Assumptions	The following key assumptions were used to value options issued:

2012
Expected life	6.1 years
Expected volatility	68.8%
Dividend yield	—
Risk-free interest rate	1.0%

Schedule of LTIP Award Activity

The following table summarizes 2010 LTIP and 2012 LTIP award activity for the Company:

Units in thousands	2010 LTIP	2012 LTIP
Outstanding at December 31, 2011	43	—
Granted	—	66
Forfeited/Expired	—	—
Settled/Paid	(43)	—
Cancelled	—	—

Outstanding at December 29, 2012	—	66

Vested or expected to vest at December 29, 2012	—	27

Business Segments (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Segment Information by Business Segment

The following table presents information of the Company by business segment:

In thousands	2012	2011	2010
Net sales
Scholastic	$445,790	$474,667	$469,730
Memory Book	346,070	362,380	375,866
Marketing and Publishing Services	364,297	380,774	395,310
Inter-segment eliminations	(815)	(29)	(19)

	$1,155,342	$1,217,792	$1,240,887

Operating income (loss)
Scholastic	$25,260	$34,948	$25,635
Memory Book	92,284	103,137	116,549
Marketing and Publishing Services	(12,344)	13,792	55,637

	$105,200	$151,877	$197,821

Interest, net
Scholastic	$62,110	$64,071	$34,812
Memory Book	47,861	49,365	27,657
Marketing and Publishing Services	48,953	50,700	28,824

	$158,924	$164,136	$91,293

Depreciation and Amortization
Scholastic	$33,023	$32,627	$31,879
Memory Book	38,408	39,424	39,164
Marketing and Publishing Services	33,102	34,032	33,537

	$104,533	$106,083	$104,580

Capital expenditures
Scholastic	$17,025	$12,440	$9,831
Memory Book	16,949	29,949	22,295
Marketing and Publishing Services	18,158	13,136	18,097

	$52,132	$55,525	$50,223

Goodwill
Scholastic	$301,027	$309,878	$309,927
Memory Book	391,178	391,178	391,614
Marketing and Publishing Services	226,741	282,058	306,958

	$918,946	$983,114	$1,008,499

Intangible assets
Scholastic	$158,539	$145,941	$163,355
Memory Book	120,977	168,984	186,706
Marketing and Publishing Services	121,807	133,469	153,748

	$401,323	$448,394	$503,809

Total assets
Scholastic	$664,308	$668,179	$683,727
Memory Book	697,683	749,932	762,240
Marketing and Publishing Services	564,415	626,383	698,008

	$1,926,406	$2,044,494	$2,143,975

Schedule of Net Sales by Similar Products and Geographic Information

The following table presents net sales by class of similar products and certain geographic information for the Company:

In thousands	2012	2011	2010
Net sales by classes of similar products
Memory book and yearbook products and services	$345,281	$362,380	$375,866
Graduation and affinity products	253,341	261,849	261,383
Class ring and jewelry products	192,449	212,818	208,347
Sampling products and services	192,195	174,831	146,757
Book components	94,788	108,784	132,109
Direct marketing products and services	77,288	97,130	116,425

	$1,155,342	$1,217,792	$1,240,887

Net sales by geographic area
United States	$1,055,217	$1,116,602	$1,164,100
Canada	30,830	38,436	33,777
France	21,663	30,925	18,715
Other	47,632	31,829	24,295

	$1,155,342	$1,217,792	$1,240,887

Net property, plant and equipment and intangible assets by geographic area
United States	$1,514,461	$1,634,369	$1,719,293
Other, primarily Canada	9,473	7,189	7,466

	$1,523,934	$1,641,558	$1,726,759

Condensed Consolidating Guarantor Information (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Condensed Consolidating Statement of Operations and Comprehensive Loss

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE (LOSS) INCOME

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,087,262	$93,151	$(25,071)	$1,155,342
Cost of products sold	—	513,861	60,643	(25,014)	549,490

Gross profit	—	573,401	32,508	(57)	605,852
Selling and administrative expenses	(630)	404,155	22,851	—	426,376
(Gain) loss on sale of assets	—	(1,683)	54	—	(1,629)
Special charges	30	75,840	35	—	75,905

Operating income	600	95,089	9,568	(57)	105,200
Gain on redemption of debt	(947)	—	—	—	(947)

Income before interest and taxes	1,547	95,089	9,568	(57)	106,147
Net interest expense	156,648	137,639	143	(135,506)	158,924

(Loss) income before income taxes	(155,101)	(42,550)	9,425	135,449	(52,777)
(Benefit from) provision for income taxes	(8,305)	10,702	3,445	(19)	5,823

(Loss) income from operations	(146,796)	(53,252)	5,980	135,468	(58,600)
Equity (earnings) in subsidiary, net of tax	(88,196)	(5,980)	—	94,176	—

Net (loss) income	$(58,600)	$(47,272)	$5,980	$41,292	$(58,600)

Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	—	—	—	(1,960)
Change in cumulative translation adjustment	(167)	—	(167)	167	(167)
Minimum pension liability	(23,269)	(23,269)	—	23,269	(23,269)

Comprehensive (loss) income	$(83,996)	$(70,541)	$5,813	$64,728	$(83,996)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE (LOSS) INCOME

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,154,477	$86,383	$(23,068)	$1,217,792
Cost of products sold	—	538,404	57,221	(23,014)	572,611

Gross profit	—	616,073	29,162	(54)	645,181
Selling and administrative expenses	2,943	427,731	19,127	—	449,801
Gain on sale of assets	—	(910)	—	—	(910)
Special charges	320	44,064	29	—	44,413

Operating (loss) income	(3,263)	145,188	10,006	(54)	151,877
Net interest expense	161,931	140,055	142	(137,992)	164,136

(Loss) income before income taxes	(165,194)	5,133	9,864	137,938	(12,259)
(Benefit from) provision for income taxes	(8,966)	9,906	1,709	(24)	2,625

(Loss) income from operations	(156,228)	(4,773)	8,155	137,962	(14,884)
Equity (earnings) in subsidiary, net of tax	(141,344)	(8,155)	—	149,499	—

Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	$(14,884)

Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(3,427)	—	—	—	(3,427)
Change in cumulative translation adjustment	(1,137)	—	(1,137)	1,137	(1,137)
Minimum pension liability	(29,001)	(29,001)	—	29,001	(29,001)

Comprehensive (loss) income	$(48,449)	$(25,619)	$7,018	$18,601	$(48,449)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE INCOME

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,193,546	$60,200	$(12,859)	$1,240,887
Cost of products sold	—	553,225	36,299	(12,674)	576,850

Gross profit	—	640,321	23,901	(185)	664,037
Selling and administrative expenses	4,751	439,652	16,824	—	461,227
Loss on sale of assets	—	269	—	—	269
Special charges	—	4,298	422	—	4,720

Operating (loss) income	(4,751)	196,102	6,655	(185)	197,821
Loss on repurchase and redemption of debt	9,693	—	—	—	9,693

(Loss) income before interest and taxes	(14,444)	196,102	6,655	(185)	188,128
Net interest expense	88,853	54,919	36	(52,515)	91,293

(Loss) income before income taxes	(103,297)	141,183	6,619	52,330	96,835
(Benefit from) provision for income taxes	(18,896)	59,035	601	(72)	40,668

(Loss) income from operations	(84,401)	82,148	6,018	52,402	56,167
Equity (earnings) in subsidiary, net of tax	(140,568)	(6,018)	—	146,586	—

Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167

Other comprehensive income, net of tax:
Change in cumulative translation adjustment	(227)	—	(227)	227	(227)
Minimum pension liability	(2,222)	(2,222)	—	2,222	(2,222)

Comprehensive income	$53,718	$85,944	$5,791	$(91,735)	$53,718

Schedule of Condensed Consolidating Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEET

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$48,590	$3,286	$8,320	$—	$60,196
Accounts receivable, net	1,474	91,690	11,621	—	104,785
Inventories	—	106,704	5,057	(418)	111,343
Salespersons overdrafts, net	—	22,912	1,232	—	24,144
Prepaid expenses and other current assets	1,777	14,861	1,314	—	17,952
Income tax receivable	2,928	—	—	—	2,928
Intercompany receivable	379	6,100	395	(6,874)	—
Deferred income taxes	10,582	14,548	54	—	25,184

Total current assets	65,730	260,101	27,993	(7,292)	346,532
Property, plant and equipment, net	55	200,500	3,110	—	203,665
Goodwill	—	894,787	24,159	—	918,946
Intangibles, net	—	390,391	10,932	—	401,323
Deferred financing costs, net	42,740	—	—	—	42,740
Deferred income taxes	—	—	2,472	—	2,472
Intercompany receivable	527,924	—	58,662	(586,586)	—
Other assets	844	9,617	267	—	10,728
Investment in subsidiaries	742,380	103,083	—	(845,463)	—

	$1,379,673	$1,858,479	$127,595	$(1,439,341)	$1,926,406

LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Accounts payable	$5,710	$44,428	$4,963	$2	$55,103
Accrued employee compensation	6,952	20,883	3,676	—	31,511
Customer deposits	—	167,328	7,817	—	175,145
Commissions payable	—	11,649	696	—	12,345
Income taxes payable	51,917	(2,949)	515	(162)	49,321
Interest payable	34,403	111	—	—	34,514
Current portion of long-term debt and capital leases	10,668	4,556	12	—	15,236
Intercompany payable	1,982	(522)	5,415	(6,875)	—
Other accrued liabilities	3,539	21,357	1,256	—	26,152

Total current liabilities	115,171	266,841	24,350	(7,035)	399,327
Long-term debt and capital leases, less current maturities	1,862,908	6,305	2	—	1,869,215
Intercompany payable	—	586,843	—	(586,843)	—
Deferred income taxes	1,685	132,871	147	—	134,703
Pension liabilities, net	23,829	105,798	—	—	129,627
Other noncurrent liabilities	17,417	17,441	13	—	34,871

Total liabilities	2,021,010	1,116,099	24,512	(593,878)	2,567,743
Mezzanine equity	1,216	—	—	—	1,216
Stockholder’s (deficit) equity	(642,553)	742,380	103,083	(845,463)	(642,553)

	$1,379,673	$1,858,479	$127,595	$(1,439,341)	$1,926,406

CONDENSED CONSOLIDATING BALANCE SHEET

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$30,138	$2,334	$3,542	$—	$36,014
Accounts receivable, net	1,099	96,626	15,113	—	112,838
Inventories	—	104,998	4,652	(360)	109,290
Salespersons overdrafts, net	—	29,158	916	—	30,074
Prepaid expenses and other current assets	—	18,434	879	—	19,313
Income tax receivable	2,022	—	—	—	2,022
Intercompany receivable	—	12,400	—	(12,400)	—
Deferred income taxes	3,006	18,806	84	—	21,896

Total current assets	36,265	282,756	25,186	(12,760)	331,447
Property, plant and equipment, net	172	208,524	1,354	—	210,050
Goodwill	—	959,004	24,110	—	983,114
Intangibles, net	—	438,022	10,372	—	448,394
Deferred financing costs, net	52,486	—	—	—	52,486
Deferred income taxes	—	—	2,564	—	2,564
Intercompany receivable	592,610	14,303	56,229	(663,142)	—
Other assets	847	10,429	257	—	11,533
Investment in subsidiaries	812,921	97,270	—	(910,191)	—
Prepaid pension costs	—	4,906	—	—	4,906

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Accounts payable	$5,135	$44,647	$5,570	$(2)	$55,350
Accrued employee compensation	6,579	21,405	2,563	—	30,547
Customer deposits	—	168,904	8,092	—	176,996
Commissions payable	—	20,651	714	—	21,365
Income taxes payable	28,478	1,414	62	(142)	29,812
Interest payable	34,204	90	—	—	34,294
Current portion of long-term debt and capital leases	12	3,996	18	—	4,026
Intercompany payable	12,075	(4,275)	4,598	(12,398)	—
Other accrued liabilities	13,553	21,673	1,158	—	36,384

Total current liabilities	100,036	278,505	22,775	(12,542)	388,774
Long-term debt and capital leases, less current maturities	1,905,214	8,351	14	—	1,913,579
Intercompany payable	14,303	649,057	—	(663,360)	—
Deferred income taxes	(5,783)	163,878	—	—	158,095
Pension liabilities, net	18,274	78,900	—	—	97,174
Other noncurrent liabilities	21,236	23,602	13	—	44,851

Total liabilities	2,053,280	1,202,293	22,802	(675,902)	2,602,473
Mezzanine equity	578	—	—	—	578
Stockholder’s (deficit) equity	(558,557)	812,921	97,270	(910,191)	(558,557)

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

Schedule of Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(58,600)	$(47,272)	$5,980	$41,292	$(58,600)
Other cash provided by operating activities	56,320	153,545	1,768	(41,292)	170,341

Net cash (used in) provided by operating activities	(2,280)	106,273	7,748	—	111,741
Purchases of property, plant and equipment	—	(49,781)	(2,351)	—	(52,132)
Additions to intangibles	—	(2,077)	(1,171)	—	(3,248)
Proceeds from sale of property and equipment	—	4,727	—	—	4,727
Other investing activities, net	—	(2,099)	2,100	—	1

Net cash used in investing activities	—	(49,230)	(1,422)	—	(50,652)
Short-term borrowings	107,000	—	—	—	107,000
Short-term repayments	(107,000)	—	—	—	(107,000)
Repayments of long-term debt and capital leases	(34,175)	(4,508)	(17)	—	(38,700)
Proceeds from issuance of long-term debt	—	2,094	—	—	2,094
Intercompany payable (receivable)	54,907	(54,907)	—	—	—
Dividends	—	1,230	(1,230)	—	—

Net cash provided by (used in) financing activities	20,732	(56,091)	(1,247)	—	(36,606)
Effect of exchange rate changes on cash and cash equivalents	—	—	(301)	—	(301)

Increase in cash and cash equivalents	18,452	952	4,778	—	24,182
Cash and cash equivalents, beginning of period	30,138	2,334	3,542	—	36,014

Cash and cash equivalents, end of period	$48,590	$3,286	$8,320	$—	$60,196

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	(14,884)
Other cash provided by (used in) operating activities	24,825	109,545	(8,495)	11,538	137,413

Net cash provided by (used in) operating activities	9,941	112,927	(340)	1	122,529
Purchases of property, plant and equipment	—	(54,648)	(877)	—	(55,525)
Additions to intangibles	—	(212)	—	—	(212)
Proceeds from sale of property and equipment	—	6,734	—	—	6,734
Acquisition of business, net of cash acquired	—	(4,681)	—	—	(4,681)
Other investing activities, net	—	(1,233)	1,233	—	—

Net cash (used in) provided by investing activities	—	(54,040)	356	—	(53,684)
Short-term borrowings	83,000	—	—	—	83,000
Short-term repayments	(83,000)	—	—	—	(83,000)
Repayments of long-term debt and capital leases	(72,479)	(3,802)	(16)	—	(76,297)
Proceeds from issuance of long-term debt	—	349	—	—	349
Intercompany payable (receivable)	62,461	(62,460)	—	(1)	—
Dividends	—	1,262	(1,262)	—	—
Debt financing costs	(16,579)	—	—	—	(16,579)

Net cash used in financing activities	(26,597)	(64,651)	(1,278)	(1)	(92,527)
Effect of exchange rate changes on cash and cash equivalents	—	—	(501)	—	(501)

Decrease in cash and cash equivalents	(16,656)	(5,764)	(1,763)	—	(24,183)
Cash and cash equivalents, beginning of period	46,794	8,098	5,305	—	60,197

Cash and cash equivalents, end of period	$30,138	$2,334	$3,542	$—	$36,014

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167
Other cash (used in) provided by operating activities	(17,216)	81,238	(9,638)	94,184	148,568

Net cash provided by (used in) operating activities	38,951	169,404	(3,620)	—	204,735
Purchases of property, plant and equipment	—	(50,108)	(115)	—	(50,223)
Additions to intangibles	—	(1,039)	—	—	(1,039)
Proceeds from sale of property and equipment	—	751	—	—	751
Acquisition of businesses, net of cash acquired	—	(9,896)	—	—	(9,896)
Other investing activities, net	—	9	—	—	9

Net cash used in investing activities	—	(60,283)	(115)	—	(60,398)
Short-term borrowings	329,400	—	—	—	329,400
Short-term repayments	(329,400)	—	—	—	(329,400)
Repayment of long-term debt and capital leases	(820,721)	(2,916)	(561)	—	(824,198)
Proceeds from issuance of long-term debt	1,975,000	8,234	—	—	1,983,234
Intercompany payable (receivable)	111,217	(111,217)	—	—	—
Distribution to shareholder	(1,303,731)	—	—	—	(1,303,731)
Debt financing costs and related expenses	(52,262)	—	—	—	(52,262)
Other financing activities	—	1,051	(1,051)	—	—

Net cash used in financing activities	(90,497)	(104,848)	(1,612)	—	(196,957)
Effect of exchange rate changes on cash and cash equivalents	—	—	(276)	—	(276)

(Decrease) increase in cash and cash equivalents	(51,546)	4,273	(5,623)	—	(52,896)
Cash and cash equivalents, beginning of period	98,340	3,825	10,928	—	113,093

Cash and cash equivalents, end of period	$46,794	$8,098	$5,305	$—	$60,197

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Product warranty expense	$ 4,900,000	$ 4,800,000	$ 5,100,000
Accrued warranty costs	600,000	600,000
Total Share Based Compensation	1,100,000	7,000,000	13,400,000
Investments original maturity period	Three months or less
Impairment of goodwill	64,217,000
Carrying value of goodwill	918,946,000	983,114,000	1,008,499,000
Fair value exceeds carrying value of goodwill	12.20%
Reported value and indefinite-lived intangible assets	1,180,400,000	1,244,600,000
Impairment charges in connection with closure facilities	1,900,000	4,600,000
Long-lived assets with carrying amount exceeded the expected cash flows			200,000
Long-lived assets written down to their fair value			0
Impairment charge of long-lived assets			200,000
Publishing Services [Member]
Impairment of goodwill	29,300,000
Carrying value of goodwill	128,900,000
Implied fair value of goodwill	64,700,000
Direct Mail Reporting Units [Member]
Impairment of goodwill	26,000,000
Scholastic [Member]
Impairment of goodwill	8,900,000
Carrying value of goodwill	301,027,000	309,878,000	309,927,000
Decrease in estimated future cash flows	10.00%
Selling and administrative expenses [Member]
Advertising expense	$ 9,100,000	$ 7,900,000	$ 7,800,000
Kohlberg Kravis Roberts & Co.L.P. [Member]
Voting interest in Holdco	49.20%
Economic interest in Holdco	44.70%
DLJ Merchant Banking Partners III, L.P. [Member]
Voting interest in Holdco	41.10%
Economic interest in Holdco	44.70%
Other Co-Investors [Member]
Voting interest in Holdco	8.40%
Economic interest in Holdco	9.10%
Members Of Management [Member]
Voting interest in Holdco	1.30%
Economic interest in Holdco	1.50%

Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 29, 2012
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Maximum [Member] | Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years

Restructuring Activity and Other Special Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012 Employees	Dec. 31, 2011	Jan. 01, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 9,800,000	$ 7,900,000	$ 4,500,000
Other special charges	66,100,000	36,500,000	200,000
Aggregate number of employees affected by cost savings initiatives	1,157
Write-down of goodwill amount	64,217,000
Restructuring accruals	2,900,000	2,900,000
Cumulative employee severance and related benefit costs	21,800,000
Cash paid related to employee severance and related benefit	18,800,000
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Severance and related benefit costs		300,000
Marketing and Publishing Services [Member]
Restructuring Cost and Reserve [Line Items]
Other special charges	58,000,000	35,300,000
Non-cash impairment charges	55,300,000	31,900,000
Severance and related benefit costs	2,200,000	1,000,000
Non-cash asset related impairment charges	500,000	2,400,000
Aggregate number of employees affected by cost savings initiatives	60	46	47
Write-down of goodwill amount	55,317,000	24,900,000
Indefinite-lived intangible assets		7,000,000
Cost reduction initiatives			1,700,000
Memory Book [Member]
Restructuring Cost and Reserve [Line Items]
Other special charges	7,800,000	6,600,000
Severance and related benefit costs	6,400,000	4,400,000
Non-cash asset related impairment charges	1,400,000	2,200,000
Aggregate number of employees affected by cost savings initiatives	389	242	16
Write-down of goodwill amount
Cost reduction initiatives			600,000
Scholastic [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charges	8,900,000
Severance and related benefit costs	1,200,000	2,200,000
Aggregate number of employees affected by cost savings initiatives	39	137	181
Write-down of goodwill amount	8,900,000
Cost reduction initiatives			2,400,000
Scholastic And Marketing And Publishing Services [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash asset related impairment charges			$ 200,000

Restructuring Activity and Other Special Charges - Schedule of Changes in Restructuring Accruals (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	$ 2,892
Restructuring charges	9,825
Severance paid	(9,786)
Balance at December 29, 2012	2,931
2012 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011
Restructuring charges	10,126
Severance paid	(7,208)
Balance at December 29, 2012	2,918
2011 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	2,384
Restructuring charges	(277)
Severance paid	(2,094)
Balance at December 29, 2012	13
2010 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	241
Restructuring charges	(20)
Severance paid	(221)
Balance at December 29, 2012
2009 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	267
Restructuring charges	(4)
Severance paid	(263)
Balance at December 29, 2012

Acquisitions - Additional Information (Detail) (Color Optics Inc [Member], USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Apr. 04, 2011
Color Optics Inc [Member]
Business Acquisition [Line Items]
Cash paid for acquisition		$ 4.8
Goodwill
Intangible assets

Acquisitions - Schedule of Final Allocation of Purchase Price (Detail) (Color Optics Inc [Member], USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Color Optics Inc [Member]
Business Acquisition [Line Items]
Current assets	$ 3,451
Property, plant and equipment	614
Intangible assets
Goodwill
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)
Total purchase price	$ 4,776

Accumulated Other Comprehensive Loss - Summary of Amounts Included in Determined for Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Accumulated Other Comprehensive Loss [Line Items]
Foreign currency translation, Beginning Balance	$ 3,541	$ 4,678	$ 4,905
Foreign currency translation, Fiscal change	(167)	(1,137)	(227)
Foreign currency translation, Ending Balance	3,374	3,541	4,678
Pension and other postretirement, benefit adjustments, net of taxes Beginning Balance	(63,275)	(34,274)	(32,052)
Pension and other postretirement, benefit adjustments, net of taxes Fiscal change	(23,269)	(29,001)	(2,222)
Pension and other postretirement, benefit adjustments, net of taxes Ending Balance	(86,544)	(63,275)	(34,274)
Change in fair value of derivatives, net of taxes, Beginning Balance	(3,427)
Change in fair value of derivatives, net of taxes, Fiscal change	(1,960)	(3,427)
Change in fair value of derivatives, net of taxes, Ending Balance	(5,387)	(3,427)
Accumulated other comprehensive loss, Beginning Balance	(63,161)	(29,596)	(27,147)
Accumulated other comprehensive loss, Fiscal change	(25,396)	(33,565)	(2,449)
Accumulated other comprehensive loss, Ending Balance	$ (88,557)	$ (63,161)	$ (29,596)

Accounts Receivable - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Schedule Of Financing Receivables [Line Items]
Trade receivables	$ 115,775	$ 125,198
Allowance for doubtful accounts	(4,932)	(5,326)
Allowance for sales returns	(6,058)	(7,034)
Accounts receivable, net	$ 104,785	$ 112,838

Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Inventories [Line Items]
Raw materials and supplies	$ 37,920	$ 48,144
Work-in-process	43,662	31,685
Finished goods	29,761	29,461
Inventories	$ 111,343	$ 109,290

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Condensed Financial Statements, Captions [Line Items]
Agreement termination by either party on written notice, in days	60 days
Jostens [Member]
Condensed Financial Statements, Captions [Line Items]
Maximum consigned inventory value	$ 57
Incurred expenses for consignment fees related to facility	1.1	1.1	0.9
Visant Holding Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Maximum consigned inventory value	$ 32.8	$ 32.1

Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Recorded at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities	$ 8,604
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities
Significant Other Observable Input Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities	8,604
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities

Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012 Carrying value [Member]	Dec. 29, 2012 Fair value [Member]	Dec. 29, 2012 10.00% senior notes due 2017 [Member]	Dec. 31, 2011 10.00% senior notes due 2017 [Member]	Dec. 29, 2012 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]
Debt Instrument [Line Items]
Aggregate impairment charges	$ 66,100,000
Goodwill		983,100,000	918,900,000
Write-down of goodwill amount	64,217,000
Write-down of long-lived assets, amount	1,900,000
Carrying value for long-lived assets	3,700,000
Write-down to fair value of long-lived assets	1,800,000
Impairment charges for long-lived assets	1,900,000
Senior notes, interest rate	10.00%
Principal amount of debt				736,700,000	750,000,000	1,152,400,000	1,174,400,000
Fair value of debt				$ 682,900,000	$ 688,100,000	$ 1,047,100,000	$ 1,103,900,000

Fair Value Measurements - Schedule of Non-Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Goodwill	$ 918,946	$ 983,114	$ 1,008,499
Loss on Goodwill	64,217
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Long-lived assets	1,780
Goodwill	918,946
Loss on Long-lived assets	1,863
Loss on Goodwill	64,217
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Long-lived assets
Goodwill
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Input Level 2 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Long-lived assets	1,780
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Goodwill	$ 918,946

Property, Plant and Equipment - Schedule of Net Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 526,143	$ 501,286
Less accumulated depreciation and amortization	(322,478)	(291,236)
Property, plant and equipment, net	203,665	210,050
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,819	12,439
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	67,559	65,221
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	340,294	325,952
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	76,825	62,376
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	181	167
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	24,308	24,222
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,157	$ 10,909

Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 49,538,000	$ 49,866,000	$ 46,986,000
Amortization of intangible assets	54,590,000	55,780,000	57,098,000
Accumulated depreciation on assets	322,478,000	291,236,000
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets	8,200,000	6,700,000	5,700,000
Capital leases [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	11,500,000	10,900,000
Accumulated depreciation on assets	$ 6,100,000	$ 4,500,000

Goodwill and Other Intangible Assets - Change in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 29, 2012	Jan. 01, 2011	Dec. 29, 2012 Scholastic [Member]	Jan. 01, 2011 Scholastic [Member]	Dec. 29, 2012 Memory Book [Member]	Jan. 01, 2011 Memory Book [Member]	Dec. 29, 2012 Marketing and Publishing Services [Member]	Dec. 31, 2011 Marketing and Publishing Services [Member]
Goodwill [Line Items]
Balance at December 31, 2011	$ 983,114	$ 1,008,499	$ 309,878	$ 309,927	$ 391,178	$ 391,614	$ 282,058	$ 306,958
Goodwill additions during the period
Impairment of goodwill	(64,217)		(8,900)				(55,317)	(24,900)
Currency translation	49		49
Balance at December 29, 2012	$ 918,946	$ 1,008,499	$ 301,027	$ 309,927	$ 391,178	$ 391,614	$ 226,741	$ 282,058

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	$ 64,217,000
Pre-impairment carrying value of goodwill	128,900,000
Fair value of reporting unit's goodwill	64,700,000
Percentage of fair value exceeding carrying value	12.20%
Goodwill	918,946,000	983,114,000	1,008,499,000
Goodwill and indefinite-lived intangible assets	1,180,400,000	1,244,600,000
Amortization of intangible assets	54,590,000	55,780,000	57,098,000
Future amortization expense, 2013	36,800,000
Future amortization expense, 2014	15,700,000
Future amortization expense, 2015	14,600,000
Future amortization expense, 2016	12,500,000
Future amortization expense, 2017	9,000,000
Publishing Services [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	29,300,000
Goodwill	128,900,000
Direct Mail Reporting Units [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	26,000,000
Scholastic [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	8,900,000
Goodwill	$ 301,027,000	$ 309,878,000	$ 309,927,000
Decrease in estimated future cash flows	10.00%

Goodwill and Other Intangible Assets - Schedule of Information Regarding Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	$ 828,494	$ 828,241
Accumulated amortization	(427,171)	(379,847)
Net	401,323	448,394
Trademarks [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	261,480	261,480
Accumulated amortization
Net	261,480	261,480
School relationships [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	10 years
Gross carrying amount	330,000	330,000
Accumulated amortization	(311,034)	(278,161)
Net	18,966	51,839
Internally developed software [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	8,600	9,800
Accumulated amortization	(8,600)	(9,800)
Net	0	0
Internally developed software [Member] | Minimum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	2 years
Internally developed software [Member] | Maximum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	5 years
Patented/unpatented technology [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	3 years
Gross carrying amount	14,767	12,692
Accumulated amortization	(12,102)	(11,670)
Net	2,665	1,022
Customer relationships [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	159,969	158,339
Accumulated amortization	(61,167)	(48,811)
Net	98,802	109,528
Customer relationships [Member] | Minimum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	4 years
Customer relationships [Member] | Maximum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	40 years
Trademarks (definite lived) [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	20 years
Gross carrying amount	489	471
Accumulated amortization	(65)	(32)
Net	424	439
Restrictive covenants [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	53,189	55,459
Accumulated amortization	(34,203)	(31,373)
Net	18,986	24,086
Restrictive covenants [Member] | Minimum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	3 years
Restrictive covenants [Member] | Maximum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	10 years
Intangible Assets Excluding Trademarks [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	567,014	566,761
Accumulated amortization	(427,171)	(379,847)
Net	$ 139,843	$ 186,914

Debt - Schedule of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term debt	$ 1,873,575	$ 1,905,212
Equipment financing arrangements	6,093	6,055
Capital lease obligations	4,783	6,338
Total debt	1,884,451	1,917,605
Term Loan B [Member]
Line of Credit Facility [Line Items]
Senior secured term loan facilities, net of original issue discount of $19.2 million: Term Loan B, variable rate, 5.25% at December 29, 2012 and 5.25% at December 31, 2011 with quarterly interest payments, principal due and payable at maturity - December 2016	1,136,905	1,155,212
Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior notes, 10.00% fixed rate, with semi-annual interest payments of $36.8 million in April and October, principal due and payable at maturity - October 2017	$ 736,670	$ 750,000

Debt - Schedule of Debt Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 29, 2012 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]	Oct. 31, 2012 Senior Notes [Member]	Apr. 30, 2012 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]
Line of Credit Facility [Line Items]
Original issue discount	$ 15.5
Variable rate		5.25%	5.25%
Expiration Date		Dec 1, 2016
Periodic interest payments				$ 36.8	$ 36.8
Fixed rate						10.00%
Maturity date						Oct 1, 2017

Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended			12 Months Ended
	Dec. 14, 2012	Dec. 22, 2011	Dec. 29, 2012	Sep. 22, 2010 Maximum [Member]	Dec. 29, 2012 Senior Notes [Member]	Sep. 22, 2010 U.S. Revolving Credit Facility [Member]	Sep. 22, 2010 Canadian Revolving Credit Facility [Member]	Dec. 29, 2012 Canadian Revolving Credit Facility [Member] Bankers acceptance discount rate [Member]	Dec. 29, 2012 Canadian Revolving Credit Facility [Member] Canadian prime rate [Member]	Dec. 29, 2012 Canadian Revolving Credit Facility [Member] Canadian Dealer Offered Rate [Member]	Mar. 01, 2011 Amended Term Loan B [Member]	Mar. 01, 2011 Amended Term Loan B [Member] LIBOR [Member]	Mar. 01, 2011 Amended Term Loan B [Member] ABR [Member]	Dec. 29, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Jan. 02, 2010 Revolving Credit Facility [Member]	Dec. 29, 2012 Revolving Credit Facility [Member] LIBOR [Member]	Dec. 29, 2012 Revolving Credit Facility [Member] ABR [Member]
Debt [Line Items]
Maturities of debt obligations excluding original discount			$ 15.5
Borrowing capacity						165	10
Maturity expiration date						2015
Letters of credit				35
Interest rate description											LIBOR or an alternative base rate ("ABR") plus a spread of 4.00% or 3.00%, respectively, with a 1.25% LIBOR floor			LIBOR plus 5.25% or an ABR plus 4.25% (or, in the case of Canadian dollar denominated loans, the bankers' acceptance discount rate plus 5.25% or the Canadian prime rate plus 4.25% (subject to a floor of the one-month Canadian Dealer Offered Rate plus 1.00%)), in each case, with step-downs based on the total leverage ratio
LIBOR floor rate											1.25%			1.75%
Prepayment premium											1.00%
Additional term loans under the Term Loan Facility				300
Voluntary pre-payments	22	60
Spread on variable interest rate								5.25%	4.25%	1.00%		4.00%	3.00%				5.25%	4.25%
Remaining borrowing capacity														163.5
Letters of credit outstanding, amount														11.5
Commitment fee percentage on unused portion														0.75%
Step-down commitment fee percentage														0.50%
Leverage ratio														5.00 to 1.00
Weighted average interest rates on short term borrowings														7.50%	7.50%	6.90%
Senior notes, interest rate			10.00%		10.00%
Percentage price of principal amount for repurchase of senior note					101.00%
Repurchase of Senior Notes, aggregate principal amount			$ 13.3

Debt - Schedule of Maturities of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Schedule Of Long Term Debt Maturities [Line Items]
2013	$ 15,236
2014	4,361
2015	1,317
2016	1,142,297
2017	736,742
Thereafter
Total debt	$ 1,899,953

Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012 Derivative
Derivatives, Fair Value [Line Items]
Outstanding aggregate notional amount	$ 550
Number of interest rate derivatives	3
Increase to interest expense	3.4
Accumulated other comprehensive income reclassified as increase to interest expense	3.4
Termination value related to agreements	10
Termination value related to settlement obligation	$ 10

Derivative Financial Instruments and Hedging Activities - Pre-Tax Fair Value of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Designated as hedging instruments [Member]
Liability Derivatives:
Pre-tax,Fair value of derivatives designated as hedging instruments	$ 8,604	$ 5,471
Interest Rate Swaps [Member] | Other accrued liabilities [Member]
Liability Derivatives:
Pre-tax,Fair value of derivatives designated as hedging instruments	3,399	3,705
Interest Rate Swaps [Member] | Other noncurrent liabilities [Member]
Liability Derivatives:
Pre-tax,Fair value of derivatives designated as hedging instruments	$ 5,205	$ 1,766

Derivative Financial Instruments and Hedging Activities - Schedule of Loss Recognized in Other Comprehensive (Loss) Income on Derivatives (Detail) (Interest rate swaps designated as cash flow hedges [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments And Hedging Activities [Line Items]
Loss recognized in other comprehensive (loss)income on derivative	$ (8,604)	$ (5,471)
Interest Rate Swaps [Member]
Derivative Instruments And Hedging Activities [Line Items]
Loss recognized in other comprehensive (loss)income on derivative	$ (8,604)	$ (5,471)

Derivative Financial Instruments and Hedging Activities - Schedule of Effect of Derivative Financial Instruments on Statements of Operations and Comprehensive (Loss) Income (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Foreign currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges
Foreign currency forward contracts [Member] | Selling, general and administrative expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges			32
Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges	3,744
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on Derivatives Designated as Hedges	$ 3,744

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Contingencies And Commitments [Line Items]
Rent expense	$ 7.3	$ 7.3	$ 6.4
Purchase commitment contracts	19.4
Fair market value of open precious metal forward contracts	$ 19.3

Commitments and Contingencies - Future Minimum Lease Payments Under Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Capital Lease Obligations And Operating Lease [Line Items]
2013,Operating Leases	$ 6,689
2014,Operating Leases	6,067
2015,Operating Leases	4,956
2016,Operating Leases	4,172
2017,Operating Leases	3,417
Thereafter	4,312
Total minimum lease payments	29,613
2013,Capital Leases	2,556
2014,Capital Leases	2,163
2015,Capital Leases	233
2016,Capital Leases	34
2017,Capital Leases	28
Thereafter
Total minimum lease payments	5,014
Less interest expense	(231)
Capital lease obligations	$ 4,783	$ 6,338

Income Taxes - Components of (Loss) Income before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Components Of Income Before Taxes [Line Items]
Domestic	$ (62,201)	$ (22,134)	$ 90,259
Foreign	9,424	9,875	6,576
(Loss) income before income taxes	(52,777)	(12,259)	96,835
Federal	9,146	(76)	31,220
State	4,297	2,128	7,852
Foreign	3,099	1,748	1,874
Total current income taxes	16,542	3,800	40,946
Deferred	(10,719)	(1,175)	(278)
Provision for income taxes	$ 5,823	$ 2,625	$ 40,668

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Loss Carryforwards [Line Items]
Consolidated effective tax rate	(11.00%)	(21.40%)	42.00%
Impact of goodwill write-off	$ 21,889,000	$ 8,216,000
Foreign tax credit carryforwards	2,853,000	14,055,000
Foreign tax credits	2,900,000
Foreign tax credits expire	2013 to 2019
Earnings repatriated from foreign subsidiaries	5,300,000
Undistributed earnings indefinitely reinvested as working capital	11,400,000
Net operating loss and state tax credit carryforwards	13,184,000	23,030,000
Current deferred tax assets	12,100,000
Tax deferred original issue discount			97,200,000
Tax attribute carryforward	13,200,000
Federal deferred tax assets	7,300,000
Acquired net operating loss		4,300,000
Acquired net operating loss, expiration years		2021 through 2024
Net income tax (benefit) expense	(200,000)	(400,000)	100,000
Interest accruals for unrecognized tax benefits	(300,000)	100,000	500,000
Current tax benefit, including interest	16,542,000	3,800,000	40,946,000
Deferred tax expense	10,717,000	1,010,000	13,122,000
Unrecognized tax benefit liability, gross	11,400,000	19,500,000
Unrecognized tax benefit, interest and penalty accruals, gross	3,000,000	3,400,000
Net unrecognized tax benefits	10,100,000
Net interest and penalty accruals	3,000,000
Possible gross unrecognized tax benefit liability could decrease within the next twelve months, minimum	0
Possible gross unrecognized tax benefit liability could decrease within the next twelve months, maximum	7,400,000
Jostens' Canadian subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Acquired net operating loss, expiration years	2023 through 2029
Net operating carryforward	9,300,000
Phoenix Color [Member]
Operating Loss Carryforwards [Line Items]
Acquired net operating loss	0
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net income tax benefit			800,000
Deferred Tax Assets Noncurrent [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and state tax credit carryforwards	5,300,000
U.S. federal taxable loss [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		20,100,000
Net operating carryforward	52,500,000
Marketing and Publishing Services [Member]
Operating Loss Carryforwards [Line Items]
Impact of goodwill write-off		$ 23,500,000

Income Taxes - Reconciliation Between Provision for Income Taxes Computed at U.S. Federal Statutory Rate and Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Federal tax at statutory rate	$ (18,472)	$ (4,291)	$ 33,892
State tax, net of federal tax benefit	77	260	5,631
State deferred tax rate change, net of federal effect	425	(1,323)	(567)
Foreign tax credits generated, net of expirations	11,202		296
Foreign earnings repatriation, net	1,963	1,534	2,108
Goodwill and intangible impairment charges	21,889	8,216
Decrease in deferred tax valuation allowance	(10,882)		(296)
Foreign tax rate differences	(435)	(522)	(12)
Other differences, net	56	(1,249)	(384)
Provision for income taxes	$ 5,823	$ 2,625	$ 40,668
Federal tax at statutory rate	35.00%	35.00%	35.00%
State tax, net of federal tax benefit rate	(0.10%)	(2.10%)	5.80%
State deferred tax rate change, net of federal effect rate	(0.80%)	10.80%	(0.60%)
Foreign tax credits generated, net of expirations rate	(21.20%)		0.30%
Foreign earnings repatriation, net rate	(3.70%)	(12.50%)	2.20%
Goodwill and intangible impairment charges rate	(41.50%)	(67.00%)
Decrease in deferred tax valuation allowance rate	20.60%		(0.30%)
Foreign tax rate differences rate	0.80%	4.20%	0.00%
Other differences, net rate	(0.10%)	10.20%	(0.40%)
Provision for income taxes rate	(11.00%)	(21.40%)	42.00%

Income Taxes - Tax Effect of Temporary Differences which Give Rise to Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Basis difference on property, plant and equipment	$ (35,025)	$ (39,951)
Capitalized software development costs	(9,690)	(5,999)
Basis difference on financing arrangements	(14,928)	(18,353)
Basis difference on intangible assets	(144,711)	(161,685)
Other	(3,169)	(3,221)
Deferred tax liabilities	(207,523)	(229,209)
Reserves for accounts receivable and salespersons overdrafts	8,069	9,842
Reserves for employee benefits	21,131	18,665
Other reserves not recognized for tax purposes	6,926	5,968
Foreign tax credit carryforwards	2,853	14,055
Net operating loss and state tax credit carryforwards	13,184	23,030
Basis difference on pension liabilities	37,953	25,969
Other	13,533	12,100
Deferred tax assets	103,649	109,629
Valuation allowance	(3,173)	(14,055)
Deferred tax assets, net	100,476	95,574
Net deferred tax liability	$ (107,047)	$ (133,635)

Income Taxes - Reconciliation of Total Gross Amount Recorded for Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 16,141	$ 17,104	$ 17,645
Gross increases - tax positions in prior periods	104		445
Gross decreases - tax positions in prior periods	(7,606)	(1,286)	(370)
Gross increases - current period tax positions		674	368
Settlements - (payments) refunds	(233)	3	(242)
Lapse of statute of limitations		(354)	(742)
Balance at end of period	$ 8,406	$ 16,141	$ 17,104

Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 29, 2012 401 (K) Plans [Member]	Dec. 31, 2011 401 (K) Plans [Member]	Jan. 01, 2011 401 (K) Plans [Member]	Dec. 29, 2012 Postretirement benefits [Member]	Dec. 31, 2011 Postretirement benefits [Member]	Dec. 29, 2012 Defined Benefit Pension Plans [Member]	Dec. 29, 2011 Defined Benefit Pension Plans [Member]	Dec. 29, 2012 Nonqualified pension plans [Member]	Dec. 29, 2012 Nonqualified postretirement benefit plans [Member]	Dec. 29, 2012 Maximum [Member] Pension Plans [Member]	Dec. 29, 2012 Maximum [Member] Postretirement benefits [Member]	Dec. 29, 2012 Minimum [Member] Pension Plans [Member]	Dec. 29, 2012 Minimum [Member] Postretirement benefits [Member]	Dec. 29, 2012 Jostens [Member]	Dec. 29, 2012 Lehigh [Member] Liability [Member]	Dec. 29, 2012 Lehigh [Member] Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of aggregate benefit obligation														86.00%	14.00%
Percentage of aggregate plan assets														91.00%		9.00%
Discount rate assumption										5.39%	4.47%	4.19%	3.21%
Accumulated benefit obligation (ABO) for all defined benefit pension plans						$ 401,100,000	$ 337,100,000
Contribution to plans	$ 5,500,000	$ 5,700,000	$ 6,000,000	$ 454,000	$ 345,000			$ 2,600,000	$ 200,000

Benefit Plans - Components of Changes in Benefit Obligations and Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets, end of period	$ 270,181	$ 248,950
Non-current assets		4,906
Non-current liabilities	(129,627)	(97,174)
Pension benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation, beginning of period	342,266	318,509
Service cost	4,581	4,932
Interest cost	17,969	17,830
Actuarial gain (loss)	58,703	17,748
Benefit payments and administrative expenses	(18,173)	(16,706)
Plan participants' contributions
Other adjustments: curtailment	(4,205)	(47)
Benefit obligation, end of period	401,141	342,266
Fair value of plan assets, beginning of period	248,950	269,809
Actual return on plan assets	36,862	(6,609)
Company contributions	2,542	2,456
Benefit payments and administrative expenses	(18,173)	(16,706)
Plan participants' contributions
Fair value of plan assets, end of period	270,181	248,950
Net funded status	(130,960)	(93,316)
Non-current assets		4,906
Current liabilities	(2,547)	(2,337)
Non-current liabilities	(128,413)	(95,885)
Net pension amounts recognized on Consolidated balance sheets	(130,960)	(93,316)
Net loss	143,241	107,681
Prior service credits		(2,183)
Other comprehensive loss (income) - total	143,241	105,498
Net loss	4,428	6,113
Prior service credits		(844)
Total amortizations	4,428	5,269
Pension benefits [Member] | Over-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status		4,906
Pension benefits [Member] | Under-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status	(130,960)	(98,222)
Postretirement benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation, beginning of period	1,498	1,756
Service cost	4	6
Interest cost	62	101
Actuarial gain (loss)	270	(20)
Benefit payments and administrative expenses	(868)	(832)
Plan participants' contributions	414	487
Other adjustments: curtailment
Benefit obligation, end of period	1,380	1,498
Fair value of plan assets, beginning of period
Actual return on plan assets
Company contributions	454	345
Benefit payments and administrative expenses	(868)	(832)
Plan participants' contributions	414	487
Fair value of plan assets, end of period
Net funded status	(1,380)	(1,498)
Non-current assets
Current liabilities	(170)	(211)
Non-current liabilities	(1,210)	(1,287)
Net pension amounts recognized on Consolidated balance sheets	(1,380)	(1,498)
Net loss	643	398
Prior service credits	(1,366)	(1,643)
Other comprehensive loss (income) - total	(723)	(1,245)
Net loss	51	26
Prior service credits	(277)	(277)
Total amortizations	(226)	(251)
Postretirement benefits [Member] | Over-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status
Postretirement benefits [Member] | Under-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status	$ (1,380)	$ (1,498)

Benefit Plans - Non-qualified Retirement Benefits, Obligations in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Fair value of plan assets	$ 270,181	$ 248,950
Non Qualified Retirement Plans [Member]
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Projected benefit obligation	34,014	30,843
Accumulated benefit obligation	34,014	29,903
Fair value of plan assets

Benefit Plans - Net Periodic Benefit Expense (Income) of Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4	$ 6
Interest cost	61	101
Amortization of prior year service cost	(277)	(277)
Amortization of net actuarial loss	26	29
Net periodic benefit expense (income)	(186)	(141)
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,581	4,932
Interest cost	17,969	17,830
Expected return on plan assets	(24,036)	(24,692)
Amortization of prior year service cost	(844)	(834)
Amortization of net actuarial loss	6,113	2,334
Other adjustment: curtailment	(1,339)	34
Net periodic benefit expense (income)	$ 2,444	$ (396)

Benefit Plans - Weighted-Average Assumptions Used to Determine End-of-Year Benefit Obligations (Detail)	Dec. 29, 2012	Dec. 31, 2011
Pension benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.19%	5.39%
Rate of compensation increase	3.40%	3.45%
Pension benefits [Member] | Lehigh [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.19%	5.39%
Rate of compensation increase
Postretirement benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	3.21%	4.47%
Rate of compensation increase
Postretirement benefits [Member] | Lehigh [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate
Rate of compensation increase

Benefit Plans - Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Pension benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.39%	5.75%
Expected long-term rate of return on plan assets	9.00%	9.00%
Rate of compensation increase	3.45%	5.50%
Pension benefits [Member] | Lehigh [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.39%	5.75%
Expected long-term rate of return on plan assets	9.00%	9.00%
Postretirement benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.47%	5.75%

Benefit Plans - Assumed Health Care Cost Trend Rates (Detail) (Postretirement benefits [Member])	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Postretirement benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2016	2015

Benefit Plans - Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on total of service and interest cost components, Impact of 1% Increase	$ 4
Effect on postretirement benefit obligation, Impact of 1% Increase	83
Effect on total of service and interest cost components, Impact of 1% Decrease	(3)
Effect on postretirement benefit obligation, Impact of 1% Decrease	$ (74)

Benefit Plans - Weighted-Average Asset Allocations for Pension Plans (Detail)	Dec. 29, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	100.00%	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	68.20%	69.60%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	20.30%	20.40%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	11.50%	10.00%

Benefit Plans - Fair Values of Defined Benefit Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	$ 270,181	$ 248,950
Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	95,970	90,237
Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	26,197	24,850
Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	62,098	58,280
Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	41,484	38,212
Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	13,350	12,517
Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	2
Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	31,080	24,854
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	239,101	224,096
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	95,970	90,237
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	26,197	24,850
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	62,098	58,280
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	41,484	38,212
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	13,350	12,517
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	2
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	31,080	24,854
Significant Unobservable Inputs Level 3 [Member] | Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	$ 31,080	$ 24,854

Benefit Plans - Fair Values of Defined Benefit Assets (Parenthetical) (Detail)	Dec. 29, 2012
High-yield fixed-income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investment in net assets	80.00%
Fixed-income securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investment in net assets	80.00%

Benefit Plans - Rollforward of Structured Credit Fund (Detail) (Significant Unobservable Inputs Level 3 [Member], Structured Credit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Significant Unobservable Inputs Level 3 [Member] | Structured Credit [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Beginning balance	$ 24,854
Actual return on plan assets	6,226	154
Purchase, sales and settlements		24,700
Transfers in/out of Level 3
Ending balance	$ 31,080	$ 24,854

Benefit Plans - Estimated Benefit Payments Under Pension and Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Pension benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 18,912
2014	19,611
2015	20,261
2016	21,221
2017	21,480
2018 through 2022	117,012
Total estimated payments	218,497
Postretirement benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	173
2014	180
2015	168
2016	169
2017	152
2018 through 2022	464
Total estimated payments	$ 1,306

Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vested or expected to vest	317,000
Unrecognized stock-based compensation expense	$ 0.9
Options granted	40,000
Weighted average exercise price, granted	$ 96.2
2003 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and stock awards available to grant	288,648
Maximum stock options and stock awards available per person	70,400
Total combined voting power of all classes of capital stock, percent	51.00%
2003 Stock Incentive Plan [Member] | Options and awards to employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	288,023
2003 Stock Incentive Plan [Member] | Options And Awards To Directors And Other Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and stock awards available to grant	10,000
2004 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total combined voting power of all classes of capital stock, percent	50.00%
Option exercise period	2014
Options, vested or expected to vest	268,000
Options unvested	40,000
Options granted	40,000
Weighted average exercise price, granted	$ 43.81
2004 Stock Option Plan [Member] | Options and awards to employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	510,230
Stock options and stock awards available to grant	105,227
Common shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	1.1	7	13.4
Unrecognized stock-based compensation expense	0.3
Weighted-average recognition period for stock-based compensation	9 months 18 days
2010 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount approved for payment in respect to stock awards	16.1
2004 Plan [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock subject to vest under Class A Common Stock	40,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 1.5
Weighted-average remaining contractual life of outstanding options	3 years

Stock-based Compensation - Schedule of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Schedule Of Stock Options [Line Items]
Options, Beginning Balance	283
Options, Exercised
Options, Granted	40
Options, Forfeited/expired	(6)
Options, Cancelled
Options, Ending Balance	317
Options, Vested or expected to vest	317
Options, Exercisable	277
Weighted - average exercise price, Beginning Balance	$ 44.93
Weighted - average exercise price, Exercised
Weighted - average exercise price, Granted	$ 96.2
Weighted - average exercise price, Forfeited/expired	$ 146.66
Weighted - average exercise price, Cancelled
Weighted - average exercise price, Ending Balance	$ 49.28
Weighted - average exercise price, Vested or expected to vest	$ 49.28
Weighted - average exercise price, Exercisable	$ 42.58

Stock-based Compensation - Summary of Fair Value Stock Option Assumptions (Detail)	12 Months Ended
Dec. 29, 2012
Schedule Of Stock Options [Line Items]
Expected life	6 years 1 month 6 days
Expected volatility	68.80%
Dividend yield
Risk-free interest rate	1.00%

Stock-based Compensation - Schedule of LTIP Award Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
2010 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Beginning Balance	43
Units, Forfeited/Expired
Units, Settled/Paid	(43)
Units, Cancelled
2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Granted	66
Units, Forfeited/Expired
Units, Cancelled
Units, Ending Balance	66
Units, Vested or expected to vest	27

Business Segments - Additional Information (Detail)	12 Months Ended
	Dec. 29, 2012 Segment	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Geographical Information [Line Items]
Number of reportable segments	3
Percentage of revenue accounted by customers	10.00%	10.00%	10.00%

Business Segments - Schedule of Segment Information by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Statistics [Line Items]
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Operating income	105,200	151,877	197,821
Interest, net	158,924	164,136	91,293
Depreciation and Amortization	104,533	106,083	104,580
Capital expenditures	52,132	55,525	50,223
Goodwill	918,946	983,114	1,008,499
Intangible assets	401,323	448,394	503,809
Total assets	1,926,406	2,044,494	2,143,975
Scholastic [Member]
Operating Statistics [Line Items]
Net sales	445,790	474,667	469,730
Operating income	25,260	34,948	25,635
Interest, net	62,110	64,071	34,812
Depreciation and Amortization	33,023	32,627	31,879
Capital expenditures	17,025	12,440	9,831
Goodwill	301,027	309,878	309,927
Intangible assets	158,539	145,941	163,355
Total assets	664,308	668,179	683,727
Memory Book [Member]
Operating Statistics [Line Items]
Net sales	346,070	362,380	375,866
Operating income	92,284	103,137	116,549
Interest, net	47,861	49,365	27,657
Depreciation and Amortization	38,408	39,424	39,164
Capital expenditures	16,949	29,949	22,295
Goodwill	391,178	391,178	391,614
Intangible assets	120,977	168,984	186,706
Total assets	697,683	749,932	762,240
Marketing and Publishing Services [Member]
Operating Statistics [Line Items]
Net sales	364,297	380,774	395,310
Operating income	(12,344)	13,792	55,637
Interest, net	48,953	50,700	28,824
Depreciation and Amortization	33,102	34,032	33,537
Capital expenditures	18,158	13,136	18,097
Goodwill	226,741	282,058	306,958
Intangible assets	121,807	133,469	153,748
Total assets	564,415	626,383	698,008
Inter-segment eliminations [Member]
Operating Statistics [Line Items]
Net sales	$ (815)	$ (29)	$ (19)

Business Segments - Schedule of Net Sales By Similar Products And Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Geographical Information [Line Items]
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Net property, plant and equipment and intangible assets	1,523,934	1,641,558	1,726,759
United States [Member]
Schedule Of Geographical Information [Line Items]
Net sales	1,055,217	1,116,602	1,164,100
Net property, plant and equipment and intangible assets	1,514,461	1,634,369	1,719,293
Canada [Member]
Schedule Of Geographical Information [Line Items]
Net sales	30,830	38,436	33,777
France [Member]
Schedule Of Geographical Information [Line Items]
Net sales	21,663	30,925	18,715
Other [Member]
Schedule Of Geographical Information [Line Items]
Net sales	47,632	31,829	24,295
Other, primarily Canada [Member]
Schedule Of Geographical Information [Line Items]
Net property, plant and equipment and intangible assets	9,473	7,189	7,466
Memory book and yearbook products and services [Member]
Schedule Of Geographical Information [Line Items]
Net sales	345,281	362,380	375,866
Graduation and affinity products [Member]
Schedule Of Geographical Information [Line Items]
Net sales	253,341	261,849	261,383
Class ring and jewelry products [Member]
Schedule Of Geographical Information [Line Items]
Net sales	192,449	212,818	208,347
Sampling products and services [Member]
Schedule Of Geographical Information [Line Items]
Net sales	192,195	174,831	146,757
Book components [Member]
Schedule Of Geographical Information [Line Items]
Net sales	94,788	108,784	132,109
Direct marketing products and services [Member]
Schedule Of Geographical Information [Line Items]
Net sales	$ 77,288	$ 97,130	$ 116,425

Common Stock - Additional Information (Detail) (USD $)	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Class A [Member] Vote	Dec. 29, 2012 Class C [Member]
Schedule Of Common Stock [Line Items]
Common Stock Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Voting rights per share			1
Percentage of all votes entitled to common stockholders				Excess of (x) 50% of all votes entitled to be cast by holders of outstanding common stock for any matter coming before the stockholders of Holdco

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Related Party Transaction [Line Items]
Advisory fees incurred by the company	$ 3
Repurchase of Senior Notes, aggregate principal amount	13.3
Senior Redeemable Preferred Stock [Member]
Related Party Transaction [Line Items]
Senior redeemable preferred stock dividend rate percentage	8.00%
Sponsors [Member]
Related Party Transaction [Line Items]
Advisory fees incurred by the company	3.7	3.6	3.5
Increase in percentage of advisory fees	3.00%
KKR Capstone [Member]
Related Party Transaction [Line Items]
Advisory fees incurred by the company	$ 0.2	$ 1.5	$ 0.4

Condensed Consolidate Guarantor Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net Interest expense	$ 158,924	$ 164,136	$ 91,293
Eliminations [Member]
Net Interest expense	$ (135,506)	$ (137,992)	$ (52,515)

Condensed Consolidating Guarantor Information (Income Statement) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Cost of products sold	549,490	572,611	576,850
Gross profit	605,852	645,181	664,037
Selling and administrative expenses	426,376	449,801	461,227
(Gain) loss on sale of assets	(1,629)	(910)	269
Special charges	75,905	44,413	4,720
Operating (loss) income	105,200	151,877	197,821
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Loss) income before interest and taxes	106,147		188,128
Net Interest expense	158,924	164,136	91,293
(Loss) income before income taxes	(52,777)	(12,259)	96,835
(Benefit from) provision for income taxes	5,823	2,625	40,668
(Loss) income from operations	(58,600)	(14,884)	56,167
Net (loss) income	(58,600)	(14,884)	56,167
Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	(3,427)
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	(83,996)	(48,449)	53,718
Visant Holding Corp [Member]
Selling and administrative expenses	(630)	2,943	4,751
Special charges	30	320
Operating (loss) income	600	(3,263)	(4,751)
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Loss) income before interest and taxes	1,547		(14,444)
Net Interest expense	156,648	161,931	88,853
(Loss) income before income taxes	(155,101)	(165,194)	(103,297)
(Benefit from) provision for income taxes	(8,305)	(8,966)	(18,896)
(Loss) income from operations	(146,796)	(156,228)	(84,401)
Equity (earnings) in subsidiary, net of tax	(88,196)	(141,344)	(140,568)
Net (loss) income	(58,600)	(14,884)	56,167
Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	(3,427)
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	(83,996)	(48,449)	53,718
Guarantors [Member]
Net sales	1,087,262	1,154,477	1,193,546
Cost of products sold	513,861	538,404	553,225
Gross profit	573,401	616,073	640,321
Selling and administrative expenses	404,155	427,731	439,652
(Gain) loss on sale of assets	(1,683)	(910)	269
Special charges	75,840	44,064	4,298
Operating (loss) income	95,089	145,188	196,102
(Loss) income before interest and taxes	95,089		196,102
Net Interest expense	137,639	140,055	54,919
(Loss) income before income taxes	(42,550)	5,133	141,183
(Benefit from) provision for income taxes	10,702	9,906	59,035
(Loss) income from operations	(53,252)	(4,773)	82,148
Equity (earnings) in subsidiary, net of tax	(5,980)	(8,155)	(6,018)
Net (loss) income	(47,272)	3,382	88,166
Other comprehensive (loss) income, net of tax:
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	(70,541)	(25,619)	85,944
Non-Guarantors [Member]
Net sales	93,151	86,383	60,200
Cost of products sold	60,643	57,221	36,299
Gross profit	32,508	29,162	23,901
Selling and administrative expenses	22,851	19,127	16,824
(Gain) loss on sale of assets	54
Special charges	35	29	422
Operating (loss) income	9,568	10,006	6,655
(Loss) income before interest and taxes	9,568		6,655
Net Interest expense	143	142	36
(Loss) income before income taxes	9,425	9,864	6,619
(Benefit from) provision for income taxes	3,445	1,709	601
(Loss) income from operations	5,980	8,155	6,018
Net (loss) income	5,980	8,155	6,018
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Comprehensive (loss) income	5,813	7,018	5,791
Eliminations [Member]
Net sales	(25,071)	(23,068)	(12,859)
Cost of products sold	(25,014)	(23,014)	(12,674)
Gross profit	(57)	(54)	(185)
Operating (loss) income	(57)	(54)	(185)
(Loss) income before interest and taxes	(57)		(185)
Net Interest expense	(135,506)	(137,992)	(52,515)
(Loss) income before income taxes	135,449	137,938	52,330
(Benefit from) provision for income taxes	(19)	(24)	(72)
(Loss) income from operations	135,468	137,962	52,402
Equity (earnings) in subsidiary, net of tax	94,176	149,499	146,586
Net (loss) income	41,292	(11,537)	(94,184)
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	167	1,137	227
Minimum pension liability	23,269	29,001	2,222
Comprehensive (loss) income	$ 64,728	$ 18,601	$ (91,735)

Condensed Consolidating Guarantor Information (Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
ASSETS
Cash and cash equivalents	$ 60,196	$ 36,014	$ 60,197	$ 113,093
Accounts receivable, net	104,785	112,838
Inventories	111,343	109,290
Salespersons overdrafts, net	24,144	30,074
Prepaid expenses and other current assets	17,952	19,313
Income tax receivable	2,928	2,022
Deferred income taxes	25,184	21,896
Total current assets	346,532	331,447
Property, plant and equipment, net	203,665	210,050
Goodwill	918,946	983,114	1,008,499
Intangibles, net	401,323	448,394	503,809
Deferred financing costs, net	42,740	52,486
Deferred income taxes	2,472	2,564
Other assets	10,728	11,533
Prepaid pension costs		4,906
Total assets	1,926,406	2,044,494	2,143,975
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	55,103	55,350
Accrued employee compensation	31,511	30,547
Customer deposits	175,145	176,996
Commissions payable	12,345	21,365
Income taxes payable	49,321	29,812
Interest payable	34,514	34,294
Current portion of long-term debt and capital leases	15,236	4,026
Other accrued liabilities	26,152	36,384
Total current liabilities	399,327	388,774
Long-term debt and capital leases, less current maturities	1,869,215	1,913,579
Deferred income taxes	134,703	158,095
Pension liabilities, net	129,627	97,174
Other noncurrent liabilities	34,871	44,851
Total liabilities	2,567,743	2,602,473
Mezzanine equity	1,216	578
Stockholder's (deficit) equity	(642,553)	(558,557)	(510,157)	739,802
Total liabilities, mezzanine equity and stockholder's deficit	1,926,406	2,044,494
Visant Holding Corp [Member]
ASSETS
Cash and cash equivalents	48,590	30,138	46,794	98,340
Accounts receivable, net	1,474	1,099
Prepaid expenses and other current assets	1,777
Income tax receivable	2,928	2,022
Intercompany receivable	379
Deferred income taxes	10,582	3,006
Total current assets	65,730	36,265
Property, plant and equipment, net	55	172
Deferred financing costs, net	42,740	52,486
Intercompany receivable	527,924	592,610
Other assets	844	847
Investment in subsidiaries	742,380	812,921
Total assets	1,379,673	1,495,301
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	5,710	5,135
Accrued employee compensation	6,952	6,579
Income taxes payable	51,917	28,478
Interest payable	34,403	34,204
Current portion of long-term debt and capital leases	10,668	12
Intercompany payable	1,982	12,075
Other accrued liabilities	3,539	13,553
Total current liabilities	115,171	100,036
Long-term debt and capital leases, less current maturities	1,862,908	1,905,214
Intercompany payable		14,303
Deferred income taxes	1,685	(5,783)
Pension liabilities, net	23,829	18,274
Other noncurrent liabilities	17,417	21,236
Total liabilities	2,021,010	2,053,280
Mezzanine equity	1,216	578
Stockholder's (deficit) equity	(642,553)	(558,557)
Total liabilities, mezzanine equity and stockholder's deficit	1,379,673	1,495,301
Guarantors [Member]
ASSETS
Cash and cash equivalents	3,286	2,334	8,098	3,825
Accounts receivable, net	91,690	96,626
Inventories	106,704	104,998
Salespersons overdrafts, net	22,912	29,158
Prepaid expenses and other current assets	14,861	18,434
Intercompany receivable	6,100	12,400
Deferred income taxes	14,548	18,806
Total current assets	260,101	282,756
Property, plant and equipment, net	200,500	208,524
Goodwill	894,787	959,004
Intangibles, net	390,391	438,022
Intercompany receivable		14,303
Other assets	9,617	10,429
Investment in subsidiaries	103,083	97,270
Prepaid pension costs		4,906
Total assets	1,858,479	2,015,214
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	44,428	44,647
Accrued employee compensation	20,883	21,405
Customer deposits	167,328	168,904
Commissions payable	11,649	20,651
Income taxes payable	(2,949)	1,414
Interest payable	111	90
Current portion of long-term debt and capital leases	4,556	3,996
Intercompany payable	(522)	(4,275)
Other accrued liabilities	21,357	21,673
Total current liabilities	266,841	278,505
Long-term debt and capital leases, less current maturities	6,305	8,351
Intercompany payable	586,843	649,057
Deferred income taxes	132,871	163,878
Pension liabilities, net	105,798	78,900
Other noncurrent liabilities	17,441	23,602
Total liabilities	1,116,099	1,202,293
Stockholder's (deficit) equity	742,380	812,921
Total liabilities, mezzanine equity and stockholder's deficit	1,858,479	2,015,214
Non-Guarantors [Member]
ASSETS
Cash and cash equivalents	8,320	3,542	5,305	10,928
Accounts receivable, net	11,621	15,113
Inventories	5,057	4,652
Salespersons overdrafts, net	1,232	916
Prepaid expenses and other current assets	1,314	879
Intercompany receivable	395
Deferred income taxes	54	84
Total current assets	27,993	25,186
Property, plant and equipment, net	3,110	1,354
Goodwill	24,159	24,110
Intangibles, net	10,932	10,372
Deferred income taxes	2,472	2,564
Intercompany receivable	58,662	56,229
Other assets	267	257
Total assets	127,595	120,072
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	4,963	5,570
Accrued employee compensation	3,676	2,563
Customer deposits	7,817	8,092
Commissions payable	696	714
Income taxes payable	515	62
Current portion of long-term debt and capital leases	12	18
Intercompany payable	5,415	4,598
Other accrued liabilities	1,256	1,158
Total current liabilities	24,350	22,775
Long-term debt and capital leases, less current maturities	2	14
Deferred income taxes	147
Other noncurrent liabilities	13	13
Total liabilities	24,512	22,802
Stockholder's (deficit) equity	103,083	97,270
Total liabilities, mezzanine equity and stockholder's deficit	127,595	120,072
Eliminations [Member]
ASSETS
Inventories	(418)	(360)
Intercompany receivable	(6,874)	(12,400)
Total current assets	(7,292)	(12,760)
Intercompany receivable	(586,586)	(663,142)
Investment in subsidiaries	(845,463)	(910,191)
Total assets	(1,439,341)	(1,586,093)
LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	2	(2)
Income taxes payable	(162)	(142)
Intercompany payable	(6,875)	(12,398)
Total current liabilities	(7,035)	(12,542)
Intercompany payable	(586,843)	(663,360)
Total liabilities	(593,878)	(675,902)
Stockholder's (deficit) equity	(845,463)	(910,191)
Total liabilities, mezzanine equity and stockholder's deficit	$ (1,439,341)	$ (1,586,093)

Condensed Consolidating Guarantor Information (Cash Flow) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net (loss) income	$ (58,600)	$ (14,884)	$ 56,167
Other cash (used in) provided by operating activities	170,341	137,413	148,568
Net cash provided by operating activities	111,741	122,529	204,735
Purchases of property, plant and equipment	(52,132)	(55,525)	(50,223)
Additions to intangibles	(3,248)	(212)	(1,039)
Proceeds from sale of property and equipment	4,727	6,734	751
Acquisition of business, net of cash acquired		(4,681)	(9,896)
Other investing activities, net	1		9
Net cash used in investing activities	(50,652)	(53,684)	(60,398)
Short-term borrowings	107,000	83,000	329,400
Short-term repayments	(107,000)	(83,000)	(329,400)
Repayment of long-term debt and capital leases	(38,700)	(76,297)	(824,198)
Proceeds from issuance of long-term debt	2,094	349	1,983,234
Distribution to shareholder			(1,303,731)
Dividends			733,551
Debt financing costs		(16,579)	(52,262)
Net cash used in financing activities	(36,606)	(92,527)	(196,957)
Effect of exchange rate changes on cash and cash equivalents	(301)	(501)	(276)
Decrease in cash and cash equivalents	24,182	(24,183)	(52,896)
Cash and cash equivalents, beginning of period	36,014	60,197	113,093
Cash and cash equivalents, end of period	60,196	36,014	60,197
Visant Holding Corp [Member]
Net (loss) income	(58,600)	(14,884)	56,167
Other cash (used in) provided by operating activities	56,320	24,825	(17,216)
Net cash provided by operating activities	(2,280)	9,941	38,951
Short-term borrowings	107,000	83,000	329,400
Short-term repayments	(107,000)	(83,000)	(329,400)
Repayment of long-term debt and capital leases	(34,175)	(72,479)	(820,721)
Proceeds from issuance of long-term debt			1,975,000
Intercompany payable (receivable)	54,907	62,461	111,217
Distribution to shareholder			(1,303,731)
Debt financing costs		(16,579)	(52,262)
Net cash used in financing activities	20,732	(26,597)	(90,497)
Decrease in cash and cash equivalents	18,452	(16,656)	(51,546)
Cash and cash equivalents, beginning of period	30,138	46,794	98,340
Cash and cash equivalents, end of period	48,590	30,138	46,794
Guarantors [Member]
Net (loss) income	(47,272)	3,382	88,166
Other cash (used in) provided by operating activities	153,545	109,545	81,238
Net cash provided by operating activities	106,273	112,927	169,404
Purchases of property, plant and equipment	(49,781)	(54,648)	(50,108)
Additions to intangibles	(2,077)	(212)	(1,039)
Proceeds from sale of property and equipment	4,727	6,734	751
Acquisition of business, net of cash acquired		(4,681)	(9,896)
Other investing activities, net	(2,099)	(1,233)	9
Net cash used in investing activities	(49,230)	(54,040)	(60,283)
Repayment of long-term debt and capital leases	(4,508)	(3,802)	(2,916)
Proceeds from issuance of long-term debt	2,094	349	8,234
Intercompany payable (receivable)	(54,907)	(62,460)	(111,217)
Dividends	1,230	1,262
Other financing activities			1,051
Net cash used in financing activities	(56,091)	(64,651)	(104,848)
Decrease in cash and cash equivalents	952	(5,764)	4,273
Cash and cash equivalents, beginning of period	2,334	8,098	3,825
Cash and cash equivalents, end of period	3,286	2,334	8,098
Non-Guarantors [Member]
Net (loss) income	5,980	8,155	6,018
Other cash (used in) provided by operating activities	1,768	(8,495)	(9,638)
Net cash provided by operating activities	7,748	(340)	(3,620)
Purchases of property, plant and equipment	(2,351)	(877)	(115)
Additions to intangibles	(1,171)
Other investing activities, net	2,100	1,233
Net cash used in investing activities	(1,422)	356	(115)
Repayment of long-term debt and capital leases	(17)	(16)	(561)
Dividends	(1,230)	(1,262)
Other financing activities			(1,051)
Net cash used in financing activities	(1,247)	(1,278)	(1,612)
Effect of exchange rate changes on cash and cash equivalents	(301)	(501)	(276)
Decrease in cash and cash equivalents	4,778	(1,763)	(5,623)
Cash and cash equivalents, beginning of period	3,542	5,305	10,928
Cash and cash equivalents, end of period	8,320	3,542	5,305
Eliminations [Member]
Net (loss) income	41,292	(11,537)	(94,184)
Other cash (used in) provided by operating activities	(41,292)	11,538	94,184
Net cash provided by operating activities		1
Intercompany payable (receivable)		(1)
Net cash used in financing activities		$ (1)

Schedule II- Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Allowance for uncollectible accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning	$ 5,326	$ 5,071	$ 5,085
Charged to expense	2,253	2,416	2,733
Deductions	2,647	2,161	2,747
Balance ending	4,932	5,326	5,071
Allowance for sales returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning	7,034	7,116	7,511
Charged to expense	19,329	21,426	23,009
Deductions	20,305	21,508	23,404
Balance ending	6,058	7,034	7,116
Salesperson overdraft reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning	12,915	11,467	8,737
Charged to expense	2,135	2,933	3,470
Deductions	5,047	1,485	740
Balance ending	$ 10,003	$ 12,915	$ 11,467